Registration No. 333-19925
                                                    Registration No. 811-01705
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      | |

           Pre-Effective Amendment No.                                       | |

           Post-Effective Amendment No. 11                                   |X|

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              | |


           Amendment No. 161                                                 |X|


                        (Check appropriate box or boxes)

                           --------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                           --------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234

                           --------------------------

                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL

                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                           --------------------------

                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001

                           --------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485


  [X]    On May 1, 2006 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

Variable Immediate Annuity

A combination variable and fixed immediate annuity contract



PROSPECTUS DATED MAY 1, 2006


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.


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WHAT IS THE VARIABLE IMMEDIATE ANNUITY?

The Variable Immediate Annuity is a single premium payout annuity contract issued by AXA Equitable Life Insurance Company. The contract offers a variable income annuity option funded by one or more of the 11 variable investment options. The contract also offers a fixed income annuity option funded by our general account. This option may only be elected in combination with the variable income annuity option.

Although this prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and be receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract.



--------------------------------------------------------------------------------
 Variable investment options:
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o AXA Moderate Allocation*             o EQ/Alliance International
o AXA Premier VIP Aggressive Equity    o EQ/Alliance Quality Bond
o AXA Premier VIP High Yield           o EQ/Alliance Small Cap Growth
o EQ/Alliance Common Stock             o EQ/Equity 500 Index
o EQ/Alliance Growth and Income        o EQ/Money Market
o EQ/Alliance Intermediate Government
  Securities
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*     An "AXA Allocation" portfolio.

You may allocate amounts to the variable investment options. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

FIXED INCOME ANNUITY OPTION. You may allocate a portion of your premium payment to the fixed income annuity option. The portion of your annuity payments you receive from the fixed income annuity option will be the same each month and will not fluctuate. You can only elect the fixed income annuity option at the time you purchase a Variable Immediate Annuity. You cannot transfer funds between the fixed income annuity option and the variable income annuity option.


TYPES OF CONTRACTS. We offer the contract for use as an annuity to pay out your benefits under:

o a nonqualified annuity ("NQ") for after-tax contributions only

o a plan qualified under Section 401(a) of the Internal Revenue Code

o a traditional individual retirement annuity ("IRA")

o an Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA")

A minimum premium payment of $10,000 is required to purchase this contract.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI"), dated May 1, 2006, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4993, Syracuse, NY 13221 or calling 1-800-245-1230. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at http:// www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X01266

Contents of this prospectus
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VARIABLE IMMEDIATE ANNUITY
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Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
Variable Immediate Annuity at a glance -- key features                       7
Fee table                                                                    8



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1. CONTRACT FEATURES AND BENEFITS                                           10
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How you can purchase a contract                                             10
Owner and annuitant requirements                                            10
What are your investment options under the contract?                        10
Portfolios of the Trusts                                                    11



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2. SELECTING YOUR ANNUITY OPTION                                            12
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Allocating your premium payment                                             12
Transfers among the variable investment options                             12
Your right to cancel within a certain number of days                        12
Your annuity payout option                                                  13
Determining your monthly variable payments                                  13
Assumed Investment Return                                                   14



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3. CHARGES AND EXPENSES                                                     15
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Charges that AXA Equitable deducts                                          15
Charges that the Trusts deduct                                              15



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"We," "our" and "us" refer to AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

To make this prospectus easier to read, we sometimes use different words than in the contract. Your financial professional can provide further explanation about your contract.


2  Contents of this prospectus

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4. TAX INFORMATION                                                          16
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Overview                                                                    16
Taxation of annuity payments                                                16
Special rules for tax-favored retirement programs                           17
Federal and state income tax withholding
     and information reporting                                              18
Special rules for contracts issued in Puerto Rico                           19
Impact of taxes to AXA Equitable                                            19



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5. MORE INFORMATION                                                         20
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About Separate Account A                                                    20
About the Trusts                                                            20
About our general account                                                   20
About your voting rights                                                    21
Voting rights of others                                                     21
Separate Account A voting rights                                            21
Changes in applicable law                                                   21

About legal proceedings                                                     21

Financial Statements                                                        21
Distribution of the contracts                                               21

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APPENDIX: EXAMPLES OF HOW WE DETERMINE VARIABLE ANNUITY PAYMENTS FOR YOUR
   SINGLE PREMIUM PAYMENT AND FOR VARIABLE INVESTMENT OPTION TRANSFERS     A-1
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STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
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                                                  Contents of this prospectus  3

Index of key words and phrases

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This index should help you locate more information on the terms used in this prospectus.




                                         Page
   annuitant                               10
   annuity payout options                  13
   annuity unit                            12
   annuity unit value                      12
   Assumed Investment Return ("AIR")       13
   business day                            10
   contract date                            7
   contract date anniversary                7
   contract year                            7
   fixed income annuity option          cover
   IRA                                  cover
   IRS                                     16
   life contingency                        13
   net investment return                   12
   nonqualified annuity                    16
   portfolio                            cover
   premium payment                         10
   processing office                        6
   qualified annuity                       16
   Required Beginning Date                 18
   SAI                                  cover
   traditional IRA                         17
   TSA                                  cover
   variable income annuity option       cover
   variable investment options          cover


4  Index of key words and phrases

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

Send all written communications to our processing office:

AXA Equitable
Variable Immediate Annuity
Benefit Payment Service Group
P.O. Box 4993
Syracuse, NY 13221



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 CUSTOMER SERVICE REPRESENTATIVE:
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During our regular business hours you may call 1-800-245-1230, our toll-free number, to speak with one of our customer service representatives. Our customer service representatives are available on any business day Monday through Friday from 9:00 a.m. until 5:00 p.m., Eastern Time.

You should send all notices and requests to our processing office at the address above.


WE HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1) address changes;

(2) beneficiary changes; and

(3) transfers among variable investment options.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests is the owner. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.


6  Who is AXA Equitable?

Variable Immediate Annuity at a glance -- key features



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Professional investment   The Variable Immediate Annuity's variable investment options invest in different portfolios managed by
management                professional investment advisers.
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Fixed income annuity      o Provides fixed annuity payments supported by our general account.
option
                          o This option can only be selected when you purchase your Variable Immediate Annuity.

                          o You may not allocate 100% of your premium payment to the fixed income annuity option.
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Tax advantages            o No tax on transfers inside the contract when you make transfers among the variable investment options.
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Your annuity payments     o We make monthly annuity payments to you based on the annuity option you choose.

                          o Once issued, the contract may not be surrendered. The contract does not have a cash surrender value.
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Payout options            o Fixed annuity payout options

                          o Variable annuity payout options
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Additional features       o You may transfer funds among the variable investment options once a year on the contract date anniversary. There is no charge for such transfers. Transfers are permitted monthly in New York.
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                          The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial premium payment. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract anniversary is April 30.
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Fees and                  o We deduct a daily charge currently at an effective annual rate of 0.50% of the assets invested in the
charges                     variable investment options. This charge is for mortality and expense risks and administrative charges.
                            We may increase this charge to a maximum effective annual rate of 1.55%.

                          o We deduct a onetime charge of $350 from your premium payment for administrative expenses of the contract.

                          o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is deducted from your premium payment.

                          o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this prospectus for details.
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THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE.

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.


If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this prospectus for additional information.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts. You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.



                       Variable Immediate Annuity at a glance -- key features  7

Fee table

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The following tables describe the fees and expenses that you will pay when buying and owning the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees that you will pay at the time you purchase a Variable Immediate Annuity. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.


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 Charges we deduct from your premium payment when you purchase your contract
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Administrative expense charge(1)                                            $350
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The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.


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 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
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                                                                           Maximum             Current
                                                                           -------             -------
Mortality and expense risks                                                1.25%               0.40%

Administration                                                             0.30%               0.10%
                                                                           ----                ----
Variable investment option total annual expenses                           1.55%               0.50%
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You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


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 Portfolio operating expenses expressed as an annual percentage of daily net assets
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Total Annual Portfolio Operating Expenses for 2005 (expenses that are deducted   Lowest                 Highest
from portfolio assets including management fees, service fees, and/or other      ------                 -------
expenses)(2)                                                                     0.38%                  0.98%
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This table shows the fees and expenses for 2005 as an annual percentage of each Portfolio's daily average net assets.

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                                                                                       Total Annual    Fee Waivers  Net Total Annual
                                                                       Underlying        Expenses     and/or Expense   Expenses
                                              Management    Other     Portfolio Fees  (Before Expense  Reimburse-   after expense
 Portfolio Name                                 Fees(3)   Expenses(4) and Expenses(5)   Limitation)      ments(6)     limitations
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AXA PREMIER VIP TRUST:
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AXA Moderate Allocation                         0.10%         0.17%       0.71%           0.98%            (0.17)%         0.81%
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AXA Premier VIP Aggressive Equity               0.60%         0.20%         --            0.80%               --           0.80%
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AXA Premier VIP High Yield                      0.58%         0.18%         --            0.76%               --           0.76%
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 EQ ADVISORS TRUST:
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EQ/Alliance Common Stock                        0.47%         0.13%         --            0.60%               --           0.60%
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EQ/Alliance Growth and Income                   0.56%         0.13%         --            0.69%               --           0.69%
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EQ/Alliance Intermediate Government Securities  0.50%         0.14%         --            0.64%               --           0.64%
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EQ/Alliance International                       0.72%         0.21%         --            0.93%            (0.08)%         0.85%
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EQ/Alliance Quality Bond                        0.50%         0.13%         --            0.63%               --           0.63%
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EQ/Alliance Small Cap Growth                    0.75%         0.13%         --            0.88%               --           0.88%
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EQ/Equity 500 Index                             0.25%         0.13%         --            0.38%               --           0.38%
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EQ/Money Market                                 0.34%         0.13%         --            0.47%               --           0.47%
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Notes:
(1)  We deduct this one-time charge for administrative expenses of the contract.

(2) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2003 and for the underlying portfolios.

(3) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (6) for any expense limitation agreement information.


8  Fee table

(4) Other expenses shown are those incurred in 2005. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreement information.

(5) The AXA Allocation variable investment option invests in a corresponding portfolio of the AXA Premier VIP Trust. The AXA Allocation portfolio in turn invests in shares of other portfolios of the AXA Premier VIP Trust and EQ Advisors Trust ("the underlying portfolios"). Amounts shown reflect the AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/05. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2007. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



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 Portfolio Name
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   AXA Premier VIP Aggressive Equity               0.73%
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   EQ/Alliance Common Stock                        0.58%
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   EQ/Alliance Growth and Income                   0.66%
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   EQ/Alliance International                       0.84%
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   EQ/Alliance Small Cap Growth                    0.84%
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                                                                    Fee table  9

1. Contract features and benefits

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HOW YOU CAN PURCHASE A CONTRACT

You may purchase a contract by making a single premium payment to us. Your premium payment must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We do not accept cash or traveler's checks. We do not accept third-party checks endorsed to us except for rollover payments, or trustee checks that involve no refund. All checks are accepted subject to our ability to collect the funds. We may also, subject to terms we may require, allow a premium payment to be made by a wire transfer or other means. We reserve the right to reject a payment if it is received in an unacceptable form.

Your premium payment must be accompanied by an application and any other form we need to process the payment. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the premium payment to you unless you specifically direct us to keep your premium payment until we receive the required information.

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Generally our "business day" is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
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OWNER AND ANNUITANT REQUIREMENTS


The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner, except for IRA and TSA contracts where the owner and annuitant must be the same person. The contract owner receives the payments under the contract, unless a different payee is named.


WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options and the fixed income annuity option.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their investment advisers.

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You can choose from among the variable investment options. Investment options are referred to as Investment Funds in the contract.
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10  Contract features and benefits

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as the Variable Immediate Annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


AXA Equitable serves as the investment manager of AXA Premier VIP Trust and EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio.


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 AXA Premier VIP Trust
 Portfolio Name              Objective                                                  Adviser(s)
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AXA MODERATE ALLOCATION      Seeks long-term capital appreciation and current income.   o AXA Equitable
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AXA PREMIER VIP AGGRESSIVE   Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                 o Legg Mason Capital Management, Inc.
                                                                                        o MFS Investment Management
                                                                                        o Marsico Capital Management, LLC
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AXA PREMIER VIP HIGH YIELD   High total return through a combination of current         o Pacific Investment Management Company
                             income and capital appreciation.                             LLC
                                                                                        o Post Advisory Group, LLC



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 EQ Advisors Trust
 Portfolio Name              Objective                                                  Adviser(s)
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EQ/ALLIANCE COMMON STOCK     Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
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EQ/ALLIANCE GROWTH AND       Seeks to provide a high total return.                      o AllianceBernstein L.P.
 INCOME
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EQ/ALLIANCE INTERMEDIATE     Seeks to achieve high current income consistent with       o AllianceBernstein L.P.
 GOVERNMENT SECURITIES       relative stability of principal.
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EQ/ALLIANCE INTERNATIONAL    Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
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EQ/ALLIANCE QUALITY BOND     Seeks to achieve high current income consistent with       o AllianceBernstein L.P.
                             moderate risk to capital.
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EQ/ALLIANCE SMALL CAP        Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 GROWTH
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EQ/EQUITY 500 INDEX          Seeks a total return before expenses that approximates     o AllianceBernstein L.P.
                             the total return performance of the S&P 500 Index,
                             including reinvestment of dividends, at a risk level
                             consistent with that of the S&P 500 Index.
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EQ/MONEY MARKET              Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                             its assets and maintain liquidity.
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You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing.


FIXED INCOME ANNUITY OPTION

If you allocate a portion of your premium payment to the fixed income annuity option, your payments under the fixed income annuity option will be the same each month and will not fluctuate. For more information, see "About our general account," in "More information" later in this prospectus.


                                              Contract features and benefits  11

2. Selecting your annuity option

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You may select the variable income annuity option funded through one or more of the variable investment options, alone, or in combination with the fixed income annuity option. The first two monthly payments are always fixed. Under the variable income annuity option, the third and subsequent monthly annuity payments you receive will increase or decrease depending upon the investment performance of the variable investment options you select. The amount of the payments you receive under the fixed income annuity option will be the same each month and will not fluctuate. If you choose a combination of the variable income annuity option and fixed income annuity option, you will receive a single monthly payment representing the sum of the variable annuity and fixed annuity payments due.

We will begin sending you annuity payments under the contract one month following the date we receive your premium payment. Once issued, a contract may not be surrendered. The contract does not have a cash surrender value.

We offer four annuity payout options from which you may choose. See "Your annuity payout option" below.


ALLOCATING YOUR PREMIUM PAYMENT

You may allocate your premium payment to one or more, or all, of the variable investment options. You may also allocate your premium payment to the fixed income annuity option. However, you may not allocate 100% of your premium payment to the fixed income annuity option. Allocations must be in whole percentages that equal 100%.

When your premium payment is allocated to a variable investment option, it purchases "annuity units" in that option. We calculate the annuity units to be credited under a variable investment option by taking the dollar amount of the initial annuity payment and dividing it by the "annuity unit value" for that option. We use the annuity unit value calculated at the end of a "business day" in which we receive the premium payment at our processing office.

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Our "business day" generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
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Once we allocate your premium payment to a variable investment option, the number of annuity units we credit under that investment option will not change unless you make a transfer to or from such option. The annuity unit value will increase or decrease with the investment results of the variable investment option minus daily charges for mortality and expense risks and asset-based administrative charges (compared to the assumed investment return). See "Assumed Investment Return" below. The investment results of a variable investment option depend on the investment performance of the corresponding portfolio. We discuss annuity units in greater detail under "Determining your monthly variable payments" below. We provide a description of how annuity unit values are calculated in the SAI.


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Investment results minus the daily charges is the "net investment return of the portfolio."
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TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS


You may transfer all or a portion of the annuity units in your variable investment options among the variable investment options once a year on the contract date anniversary. We may allow more frequent transfers in some cases, but you cannot transfer funds between the fixed income annuity option and variable income annuity option. You must make a transfer request to our processing office at least five days before the contract date anniversary, otherwise it may be returned. A transfer becomes effective on the next contract date anniversary after our processing office has received the request.


When you transfer annuity units in and out of the variable investment options, the annuity unit value is calculated on the effective date of the transfer. All transfers are confirmed in writing. Your transfer request must include the following:

o your contract number;

o the percentage of your annuity units (as of the date of your request) to be transferred; and

o the variable investment options to and from which the units are to be transferred.

We do not charge you for any transfer among your variable investment options.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, and under certain circumstances, this "free look" period may be longer.


For your premium payment allocated to the variable investment options, your refund will equal your premium payment for such options plus or minus any investment gain or loss in the variable investment options through the date we receive your contract at our processing office, less any annuity payments you may have already received. We will also automatically deduct the daily charges. For a premium payment allocated to the fixed income annuity option, your refund will equal the amount you allocated to the fixed income annuity option, without interest, less any payments you may have already received. However, some states require that we refund the full amount of your premium payment (not including any investment gain or loss). For an


12  Selecting your annuity option

IRA contract (discussed under "Tax information" later in this prospectus) returned to us within seven days after you receive it, we are required to refund the full amount of your premium payment.

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.


If you allocate your entire initial premium to the EQ/Money Market option and/or the fixed income annuity option, the amount of your refund will be equal to your premium (and less any payments you may have received) unless you make a transfer, in which case the amount of your refund will be equal to your premium payment plus or minus any investment gain or loss in the variable investment options through the date we receive your request to cancel at our processing office. This amount could be less than your initial amount. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option and/or the fixed income annuity option), your refund will be equal to your premium payment plus or minus any investment gain or loss in the variable investment options through the date we receive your request to cancel at our processing office.


We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the "free look" period; or

o you change your mind before you receive your contract whether we have received your premium payment or not.

Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.


YOUR ANNUITY PAYOUT OPTION

The Variable Immediate Annuity offers you several choices of annuity payout options to receive your monthly annuity payments. Restrictions may apply, depending on the type of contract you own.


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                             ANNUITY PAYOUT OPTIONS
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Life annuity

Life annuity -- period certain
Joint and survivor life annuity
Joint and survivor life annuity -- period certain


ANNUITY PAYOUT OPTIONS

You may elect to receive your variable income annuity option payments, or your combined variable income annuity option and fixed income annuity option payments, on any one of the forms listed below. Although you may allocate a portion of your premium payment to both the fixed income annuity option and the variable income annuity option, you must select the same payout option for both.


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuing benefit following the annuitant's death, this annuity payout option provides the highest monthly payment of any of the life annuity payout options, so long as the annuitant is living.


o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot exceed the annuitant's life expectancy.


o Joint and survivor life annuity (not available in New York): An annuity that guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the surviving annuitant for the rest of the surviving annuitant's life.


o Joint and survivor life annuity with period certain: This annuity form guarantees payments for the rest of both annuitants' lives. In addition, if both annuitants die before the period certain ends, payments will continue to the beneficiary for the balance of the period certain. The certain period cannot exceed the joint life expectancy of the annuitants.

Each option involves a life contingency, which means that we guarantee that you will receive annuity payments for the rest of the annuitant's life and the life of any joint annuitant.

Because each annuity payout option involves a life contingency, the amount of your first monthly payment will depend on the annuitant's age, the age of any joint annuitant, and the sex of the annuitant and any joint annuitant.

All other factors being equal, the older the annuitant is at the time of purchase, generally the larger the amount of your monthly payments. The annuity payout options that do not involve a period certain or a joint annuitant generally will provide you with a higher monthly payment than options that involve those features. In addition, generally monthly payments for female annuitants are lower than for male annuitants of the same age.


DETERMINING YOUR MONTHLY VARIABLE PAYMENTS

The amount of your first monthly variable annuity payment ("monthly payment") will depend on the following factors:

o the amount applied to purchase the annuity;

o the assumed base rate of net investment return;

o the form of distribution (annuity payout option you select);

o the annuitant's age and any joint annuitant's age (as discussed above); and

o in certain instances, the sex of the annuitant(s) (as discussed above).

We do not guarantee or project growth in value of your variable annuity payments. Once you choose an annuity payout option and payments begin, you cannot change the payout option.

The first two monthly payments are fixed. The third and subsequent monthly annuity payments you receive under the variable income annuity option will vary according to the net investment return of the variable investment options you select to fund the variable payments compared to the Assumed Investment Return ("AIR"). After the first


                                               Selecting your annuity option  13
two payments, we will calculate each monthly payment by multiplying a variable investment option's average annuity unit value by the number of annuity units credited to you under that option. For purposes of this calculation:

The number of annuity units equals the first monthly payment divided by the annuity unit value on the business day we receive the premium payment.

The average annuity unit value equals the average of the annuity unit values for the calendar month that is two months before the date the payment is due.

In the case of a transfer between variable investment options, we calculate the number of annuity units by dividing the dollar value of the transfer by the annuity unit value of the variable investment options you are transferring into on the contract date anniversary, or such other date as we may allow, in accordance with our procedures.


ASSUMED INVESTMENT RETURN

To calculate your initial monthly payment, we assume a specific rate of return is earned under your contract. This is the assumed base rate of net investment return ("AIR"). All contracts have an AIR of 5%, except for contracts issued in states where a 3-1/2% AIR (maximum) is used.

If a variable investment option's net investment return equals the AIR, then the annuity unit value will not change. If the net investment return is greater than the AIR, then the annuity unit value will increase. The unit value will increase by approximately the excess of the net investment return over the AIR adjusted for daily compounding. On the other hand, if the net investment return is less than the AIR, then the annuity unit value will decrease.

Monthly payments under contracts with AIRs of 3-1/2% will at first be smaller than those under contracts with AIRs of 5%. Monthly payments under contracts with AIRs of 3-1/2% also will generally rise more rapidly when annuity unit values are rising, and will fall more slowly when annuity unit values are falling, than those under contracts with AIRs of 5%.


14  Selecting your annuity option

3. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following onetime charges from your premium payment:

o An administrative expense charge.

o A charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the annuity unit values:

o A mortality and expense risks charge.

o An asset-based administrative charge.

More information about these charges appears below.


ADMINISTRATIVE EXPENSE CHARGE

We deduct a onetime charge of $350 from your premium payment for administrative expenses of the contract. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. We deduct this charge from your premium payment. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5% of your premium payment.



MORTALITY AND EXPENSE RISKS CHARGE AND ASSET-BASED ADMINISTRATIVE CHARGE

We deduct a daily charge at an effective annual rate of 0.50% of the net assets in each variable investment option. This charge is reflected in the annuity unit values for the particular variable investment option. We reserve the right to increase this charge to an annual rate of 1.55%, which covers maximum mortality and expense risk charges of 1.25% and maximum asset-based administrative charges of 0.30%.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o Management fees ranging from 0.10% to 0.75%.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o Investment-related expenses, such as brokerage commissions and other expenses related to the purchase and sale of securities.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their annuity unit values. For more information about these charges, please refer to the prospectuses for the Trusts that are attached at the end of this prospectus.


                                                        Charges and expenses  15

4. Tax information

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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Variable Immediate Annuity contracts owned by United States taxpayers. The tax rules can differ, depending on whether the annuity is purchased with after-tax dollars and is not used to fund any type of qualified retirement plan ("nonqualified annuity"), or the annuity is purchased with pre-tax dollars and will be used to fund payouts from tax-favored retirement plans ("qualified annuity").

Federal income tax rules include the United States laws in the Internal Revenue Code and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. EGTRRA permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options, which could make sweeping changes to many longstanding tax rules. Among the proposed options are new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to nonqualified deferred annuity contracts by annually taxing any withdrawable cash value build-up in such contracts. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options.


TAXATION OF ANNUITY PAYMENTS

We designed the Variable Immediate Annuity contract to qualify as an "annuity" for purposes of federal income tax rules. The taxable portion of annuity payments is treated as ordinary income and is subject to income tax withholding. See "Federal and state income tax withholding and information reporting" below.

The Variable Immediate Annuity contract is a payout annuity -- that is, funds are applied to a payment stream measured by the annuitant's (and any joint annuitant's) life, which payment stream is at least as long as any period certain elected.

The federal income tax treatment of your Variable Immediate Annuity contract payments will depend on whether you have a "tax basis" or "investment in the contract," that is, whether you have purchased the contract with after-tax funds. Where contributions to fund a tax-favored retirement program annuity are all pre-tax funds, all amounts distributed from the contract are fully taxable for federal income tax purposes. However, where a contract has been purchased wholly or partially with after-tax funds, you are entitled to get back without paying tax ("tax free"), the portion of each payment that is attributed to these after-tax funds. Special rules apply to individual retirement annuity ("IRA") contracts, as discussed in "Taxation of payments" under "IRAs" below.

The formula for determining the tax-free portion of each payment varies slightly depending on whether the contract is a nonqualified annuity, a TSA or used to fund a qualified plan. Generally, the tax-free portion of each payment is based on the ratio of the after-tax investment in the contract, adjusted for any guaranteed period, divided by the expected number of payments, as determined in accordance with Treasury Regulations. For a qualified plan or TSA annuity, no adjustment for a guaranteed period is required. The expected number of payments is generally determined under a statutory table. In all cases, the remainder of each payment will be taxable. Special rules apply if the variable annuity payments you actually receive in a year are less than the amount permitted to be recovered tax free. After you recover your total investment in the contract, subsequent payments are fully taxable. If payments stop as a result of death, a deduction for any unrecovered investment will be allowed.

Payments will generally receive the same income tax treatment that applies to payments made to you while you are living if they are made to:

o a successor owner after your death and while the annuitant is still alive; or


o a joint annuitant after the death of the annuitant; or

o a beneficiary under a life income period certain Variable Immediate Annuity after the death of the annuitant during the certain period.


16  Tax information

EARLY DISTRIBUTION PENALTY TAX

If you take a distribution before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to income tax. The extra penalty tax does not apply to pre-age 59-1/2 distributions made:

(1) on or after your death; or

(2) because you are disabled (special federal income tax definition); or

(3) in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and a beneficiary; or

(4) payments under an immediate annuity.

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An "immediate annuity" is generally an annuity under which payments begin within one year from purchase and provides for a series of substantially equal periodic payments made at least annually.
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We believe your annuity payments should not be subject to the 10% penalty under exception (3) or (4) above.


SPECIAL RULES FOR TAX-FAVORED RETIREMENT PROGRAMS


QUALIFIED PLANS AND TSAS


DISTRIBUTION RESTRICTIONS AND PENALTY TAXES

Certain retirement programs restrict the ability to make distributions from funds that are attributed to contributions made from salary reductions, generally until the plan participant:

o is age 59-1/2; or

o has died; or

o is disabled (special federal income tax definition); or

o is separated from service.

In addition, distribution from any unrestricted funds in the form of a life-contingent annuity prior to age 59-1/2 may be subject to a 10% additional income tax penalty unless the individual has separated from service. Also, the Employee Retirement Income Security Act of 1974, as amended, may require that benefits under the program be paid in a specified form or require spousal consent to elect another form.


MINIMUM DISTRIBUTION RULES

Generally, a life-contingent annuity such as the Variable Immediate Annuity contract will meet the rules requiring minimum distributions to be made from qualified plans, 403(b) arrangements, and individual retirement annuities, beginning in the year the individual is required to begin minimum distributions. To qualify, the total expected future payments as of the annuity starting date under the annuity contract must exceed the total value being annuitized and any payment increases are in accordance with one or more of the items permitted in Treasury Regulations. Minimum distributions generally must begin in the year the individual is age 70-1/2, but may be delayed if the individual is age 70-1/2 but not retired from service with the employer sponsoring the plan. If the individual elects a period certain on the life-contingent contract, the period certain cannot be longer than the individual's life expectancy (or joint life expectancies of the individual and a beneficiary) as prescribed by the IRS.


IRAS

Your contract is designed to qualify as a traditional individual retirement annuity under Section 408(b) of the Internal Revenue Code. Your rights under the contract cannot be forfeited.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section covers some of the special tax rules that apply to traditional individual retirement arrangements. This disclosure does not apply to Roth IRAs. You should be aware that an IRA is subject to certain restrictions in order to qualify for its special treatment under the federal income tax rules.

For further information about individual retirement annuities, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements
(IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or IRS website (www.irs.gov).

We have not applied for an opinion letter from the IRS approving the form of the contract as an IRA. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

We describe the amount and types of charges that may apply to your rollover/transfer payments under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Determining your monthly variable payments" earlier in this prospectus. We do not guarantee or project growth in your variable income annuity option payments (as opposed to payments from the fixed income annuity option discussed in "About our general account" under "More information" later in this prospectus).


CANCELLATION

You can cancel a contract issued as an IRA by following the directions under "Your right to cancel within a certain number of days" earlier in this prospectus. If you cancel an IRA contract, we may be required to withhold tax, and must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


FUNDING

This IRA may be funded through rollover or transfer of funds only and not through "regular" IRA payments out of your current earnings. Direct transfers may be made only from another traditional individual retirement arrangement. Amounts may be rolled over from another individual retirement arrangement within 60 days of when you receive the funds (unless such funds have already been subject to rollover from one individual retirement arrangement to another at any time during the past 12-month period). Amounts may also be rolled over within 60 days of when you receive the funds or as a direct rollover of an eligible rollover distribution from another eligible retirement plan. Other eligible retirement plans include a governmental employer 457(b) or EDC plan, a qualified plan or a 403(b) arrangement. The


                                                             Tax information  17
owner of the Variable Immediate Annuity IRA must also have been the owner of the individual retirement arrangement that is the source of funds (or the eligible retirement plan participant, as the case may be).

The surviving spouse beneficiary can roll over funds from a deceased owner's individual retirement arrangement, or other eligible retirement plan to purchase the Variable Immediate Annuity. In addition, the Variable Immediate Annuity may be purchased with rollover funds by a participant, a spouse, or a former spouse in a qualified domestic relations order. Also, the Variable Immediate Annuity can be transferred between spouses or former spouses as a result of a court-ordered divorce or separation decree.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

If you have made any after-tax contributions to a qualified plan or TSA (but not a governmental employer 457(b) plan) they may be rolled over to a traditional IRA either in a direct rollover or a 60-day rollover you do yourself. As discussed below under "Taxation of Payments," AXA Equitable will report all distributions from the IRA as fully taxable. You are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA and reporting it to the IRS on your income tax returns.

If amounts that are not eligible to be rolled over are in fact rolled over to the Variable Immediate Annuity IRA, they may be subject to a 6% excise tax.


REQUIRED MINIMUM DISTRIBUTIONS

April 1, following the calendar year in which you reach age 70-1/2, is the "Required Beginning Date" -- the date on which required minimum distributions from an individual retirement arrangement are required to begin.

If you are past your Required Beginning Date, you may still purchase a Variable Immediate Annuity IRA, through transfer or rollover of funds; however, before the funds are transmitted to your contract, you must have taken the minimum distribution for the year in accordance with regulations.

As discussed above under "Qualified plans and TSAs" -- "Minimum distribution rules," payments from the Variable Immediate Annuity IRA should meet required minimum distribution rules that apply to life-contingent annuity payments, provided that life expectancy table rules are met for any period certain selected and the rules described in this section are met.


TAXATION OF PAYMENTS

All payments from the Variable Immediate Annuity IRA are reported as being fully taxable. If you establish the annuity through a direct transfer of individual retirement arrangement funds that include any nondeductible contributions, it is your responsibility to calculate the amount of each payment that is not subject to tax, based on filings you have made with the IRS and records you have been required to retain.

Distributions from an IRA are not eligible for ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from an IRA. You cannot use an IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax on the taxable portion of your periodic annuity payments. You may be able to elect out of this income tax withholding in some cases. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules. Requests not to withhold federal income tax must be made in writing before receiving benefits under the Variable Immediate Annuity contract. Our processing office will provide forms for this purpose. No election out of withholding is valid unless you provide us with the correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that annuity income tax withholding will apply to payments from the Variable Immediate Annuity contract made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state


18  Tax information
withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number in "How to reach us" earlier in this prospectus.

Periodic payments are generally subject to wage-bracket type withholding (as if such payments were wages by an employer to an employee) unless you elect no withholding. Unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $17,760 in 2006, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that no tax be withheld. Your withholding election remains effective unless you revoke it. You may revoke or change your withholding election at any time.



INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.


SPECIAL RULES FOR CONTRACTS ISSUED IN PUERTO RICO

Income from the Variable Immediate Annuity contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from the Variable Immediate Annuity contract is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a Variable Immediate Annuity contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income for each. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


IMPACT OF TAXES TO AXA EQUITABLE

The contract provides that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for taxes.


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5. More information

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ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940


We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A;


(7) to cause one or more variable investment options to invest some or all of their assets in a mutual fund other than or in addition to AXA Premier VIP Trust or EQ Advisors Trust; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


We will notify you in advance if we make any changes that result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, or other accrued rights or benefits.


ABOUT THE TRUSTS

AXA Premier VIP Trust and EQ Advisors Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio. AXA Equitable serves as the investment manager of the Trusts. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, and other aspects of its operations, appears in the prospectuses for each Trust, which accompany this prospectus, or in their respective SAIs which are available upon request.


ABOUT OUR GENERAL ACCOUNT


Our general account supports all of our policy and contract guarantees, including those that apply to the fixed income annuity option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the fixed income annuity option. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.


20  More information

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees;

o the formal approval of independent auditors selected for each Trust; or

o any other matters described in the prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

VOTING RIGHTS OF OTHERS

The Trusts sell their shares to AXA Equitable's separate accounts and an affiliated qualified plan trust. In addition, shares of AXA Premier VIP Trust and EQ Advisors Trust are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to cast the number of votes equal to the dollar amount of reserves we are holding in a variable investment option for such contract owner divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-245-1230.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). The Distributors are under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the contracts.

Sales compensation paid to AXA Advisors will generally not exceed 8.5% of the total contributions made under the contracts. AXA Advisors, in turn, may pay its financial professionals (or Selling broker-dealers) a portion of the contribution-based compensation.

Sales compensation paid to AXA Distributors will generally not exceed 5.0% of the total contributions made under the contracts. AXA Distributors passes all sales compensation it receives through to the Selling broker-dealer. The sales compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors may also receive

                                                            More information  21
compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or EQUI-VEST(R) on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributor may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


22  More information

Appendix: Examples of how we determine variable annuity payments for your single premium payment and for variable investment option transfers

--------------------------------------------------------------------------------

The examples below show how we would determine the variable annuity payments for a given variable investment option at original issue, and upon transfer from that variable investment option to another after variable annuity payments have begun.


We assume that $100,000, after we deduct any fees that apply, was used to purchase a Variable Immediate Annuity contract under the EQ/Alliance Common Stock variable investment option on 12/13/05. Based on an AIR of 5%, let us say that the resulting initial monthly payment of $800 beginning on that date, is for a female age 75 under a life annuity with 10-year period certain form. This payment represents, for purposes of this example, 80 EQ/Alliance Common Stock variable annuity units purchased, and is fixed for the first two payments and varies thereafter according to the EQ/Alliance Common Stock performance compared to the AIR.

We further assume that on the first contract date anniversary, 12/12/06, we receive a request for a 40% transfer of variable annuity units from the EQ/Alliance Common Stock variable investment option to the EQ/Alliance International variable investment option. Note that since payments (after the initial two) are based on an average unit annuity value for two months prior, a change in the payments resulting from the transfer does not occur until two months after the effective date of transfer.




------------------------------------------------------------------------------------------------------------------------------------
 As of 12/13/05 (Original Issue)
------------------------------------------------------------------------------------------------------------------------------------
(1)   Premium applied*                                                                                      $100,000
(2)   Initial monthly payment on 1/13/06                                                                    $   800
(3)   EQ/Alliance Common Stock option annuity unit value (12/13/05)                                         $ 10.00
(4)   Number of EQ/Alliance Common Stock variable annuity units: (2)/(3)                                         80

------------------------------------------------------------------------------------------------------------------------------------
 As of 12/12/06 (annuitant election to transfer 40% from EQ/Alliance Common Stock to EQ/Alliance
------------------------------------------------------------------------------------------------------------------------------------
International option)
------------------------------------------------------------------------------------------------------------------------------------
(5)   EQ/Alliance Common Stock option annuity unit value (12/12/06)                                         $ 11.25
(6)   EQ/Alliance International option annuity unit value (12/12/06)                                        $ 10.00
(7)   Portion of annuity units transferred to EQ/Alliance International option: 40% x (4) x (5)/(6)              36
(8)   Remaining annuity units in EQ/Alliance Common Stock option: 60% x (4)                                      48

------------------------------------------------------------------------------------------------------------------------------------
 As of 12/12/06 (benefit payment based on annuity units owned in October 2006)
------------------------------------------------------------------------------------------------------------------------------------
(9)   Average EQ/Alliance Common Stock option annuity unit value (October 2006)                             $ 10.50
(10)  Monthly payment under EQ/Alliance Common Stock option on 12/12/06: (4) x (9)                          $   840

------------------------------------------------------------------------------------------------------------------------------------
 As of 1/12/07 (benefit payment based on annuity units owned in November 2006)
------------------------------------------------------------------------------------------------------------------------------------
(11)  Average EQ/Alliance Common Stock option annuity unit value (November 2006)                            $ 11.25
(12)  Monthly payment under EQ/Alliance Common Stock option on 1/16/06: (4) x (11)                          $   900

------------------------------------------------------------------------------------------------------------------------------------
 As of 2/13/07 (benefit payment based on annuity units owned in December 2006)
------------------------------------------------------------------------------------------------------------------------------------
(13)  Average EQ/Alliance Common Stock option annuity unit value (December 2006)                            $ 11.50
(14)  Average EQ/Alliance International option annuity unit value (December 2006)                           $ 11.00
(15)  Monthly payment under EQ/Alliance Common Stock option on 2/13/07: (8) x (13)                          $   552
(16)  Monthly payment under EQ/Alliance International option on 2/13/07: (7) x (14)                         $   396
(17)  Total monthly payment on 2/13/07: (15) + (16)                                                         $   948
------------------------------------------------------------------------------------------------------------------------------------


* After deduction of the $350 administrative expense charge.

Annuity unit values shown in the above example are hypothetical and used for illustrative purposes only. The example is not a representation or projection of the amount of annuity payments that would actually be received under the contract.


           Appendix: Examples of how we determine variable annuity payments  A-1

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Annuity unit values                                                         2
Custodian and independent registered public accounting firm                 3
Distribution of the contracts                                               3
Financial statements                                                        3


How to obtain a Variable Immediate Annuity Statement of Additional Information for Separate Account A

Send this request form to:
 AXA Equitable
 Variable Immediate Annuity

 Benefit Payment Service Group
 P.O. Box 4993
 Syracuse, NY 13221


- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me a Variable Immediate Annuity SAI for Separate Account A dated May 1, 2006.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip






888-1272

Variable Immediate Annuity

A combination variable and fixed immediate annuity contract


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2006



--------------------------------------------------------------------------------

This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related Variable Immediate Annuity prospectus, dated May 1, 2006. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed income annuity option, that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. The fixed income annuity option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."


A copy of the prospectus is available free of charge by writing the processing office (AXA Equitable, Variable Immediate Annuity, Benefit Payment Service Group, P.O. Box 4993, Syracuse, New York 13221, by calling 1-800-245-1230 toll free, or by contacting your financial professional.


TABLE OF CONTENTS

Annuity unit values                                                          2

Custodian and independent registered public accounting firm                  3

Distribution of the contracts                                                3

Financial statements                                                         3


              Copyright 2006. AXA Equitable Life Insurance Company
  1290 Avenue of the Americas, New York, New York 10104. All rights reserved.



888-1272

                                                                          x01267

ANNUITY UNIT VALUES


We fixed the annuity unit value for the variable investment options of the Variable Immediate Annuity contract on October 1, 1997 for contracts with AIR of 5% and 3-1/2% a year, respectively. The following table shows the annuity unit values on October 1, 1997, December 31, 1997, December 31, 1998, December 31, 1999, December 31, 2000, December 31, 2001, December 31, 2002, December 31,
2003, December 31, 2004 and December 31, 2005 (rounded to two decimal places). For each valuation period, the annuity unit value is the annuity unit value for the immediately preceding valuation period multiplied by the adjusted net investment factor under the contract.




-----------------------------------------------------------------------------------------
                                               10/1/     12/31/     12/31/     12/31/
       VARIABLE INVESTMENT OPTIONS       AIR   1997      1997       1998       1999
-----------------------------------------------------------------------------------------
AXA Moderate Allocation                3-1/2%  1.27      1.24       1.41       1.60
                                           5%  1.23      1.20       1.34       1.50
-----------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity      3-1/2%  1.52      1.37       1.32       1.51
                                           5%  1.48      1.32       1.26       1.42
-----------------------------------------------------------------------------------------
AXA Premier VIP High Yield             3-1/2%  1.39      1.40       1.28       1.19
                                           5%  1.35      1.35       1.22       1.11
-----------------------------------------------------------------------------------------
EQ/Alliance Common Stock               3-1/2%  1.53      1.55       1.93       2.32
                                           5%  1.48      1.50       1.84       2.18
-----------------------------------------------------------------------------------------
EQ/Alliance Growth and Income          3-1/2%  1.52      1.49       1.73       1.97
                                           5%  1.47      1.44       1.64       1.85
-----------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government
Securities                             3-1/2%  1.04      1.05       1.09       1.05
                                           5%  1.01      1.02       1.04       0.98
-----------------------------------------------------------------------------------------
EQ/Alliance International              3-1/2%  1.15      1.03       1.09       1.44
                                           5%  1.11      0.99       1.04       1.35
-----------------------------------------------------------------------------------------
EQ/Alliance Quality Bond               3-1/2%  1.09      1.10       1.15       1.08
                                           5%  1.06      1.06       1.09       1.02
-----------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth           3-1/2%  1.31      1.23       1.39       1.71
                                           5%  1.30      1.22       1.36       1.64
-----------------------------------------------------------------------------------------
EQ/Equity 500 Index                    3-1/2%  1.62      1.63       2.01       2.33
                                           5%  1.57      1.57       1.91       2.18
-----------------------------------------------------------------------------------------
EQ/Money Market                        3-1/2%  1.03      1.03       1.05       1.06
                                           5%  1.00      1.00       1.00       0.99
-----------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------
                                     12/31/     12/31/     12/31/     12/31/     12/31/     12/31/
       VARIABLE INVESTMENT OPTIONS   2000       2001       2002       2003       2004       2005
-----------------------------------------------------------------------------------------------------
AXA Moderate Allocation              1.52       1.43       1.20       1.36       1.44       1.47
                                     1.40       1.30       1.08       1.21       1.25       1.26
-----------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity    1.26       0.91       0.62       0.80       0.88       0.95
                                     1.17       0.83       0.56       0.71       0.77       0.81
-----------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield           1.04       1.01       0.95       1.11       1.17       1.16
                                     0.96       0.92       0.85       0.98       1.02       1.00
-----------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock             1.92       1.65       1.06       1.48       1.66       1.72
                                     1.78       1.51       0.95       1.31       1.45       1.48
-----------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income        2.06       1.96       1.49       1.81       2.00       2.08
                                     1.91       1.79       1.34       1.60       1.75       1.79
-----------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government
Securities                           1.10       1.14       1.20       1.18       1.16       1.13
                                     1.02       1.04       1.08       1.04       1.01       0.97
-----------------------------------------------------------------------------------------------------
EQ/Alliance International            1.07       0.79       0.69       0.87       0.99       1.13
                                     0.99       0.72       0.62       0.77       0.87       0.97
-----------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond             1.16       1.21       1.25       1.25       1.25       1.23
                                     1.07       1.10       1.13       1.11       1.09       1.06
-----------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth         1.87       1.57       1.05       1.40       1.55       1.70
                                     1.78       1.46       0.97       1.28       1.39       1.50
-----------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                  2.02       1.71       1.28       1.53       1.66       1.71
                                     1.87       1.56       1.15       1.36       1.45       1.47
-----------------------------------------------------------------------------------------------------
EQ/Money Market                      1.08       1.08       1.05       1.02       0.99       0.98
                                     1.00       0.98       0.94       0.90       0.86       0.84
-----------------------------------------------------------------------------------------------------


The net investment factor is:
          a
       ( --- )- c
          b
where:


(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the variable investment option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust. This share value is after the deduction of fees and expenses of AXA Premier VIP Trust or EQ Advisors Trust.


(b) is the value of the variable investment options shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge and administrative charge relating to the contracts, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. The daily charges are at an effective annual rate not to exceed a total of 1.55%.

For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3-1/2%.


Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate, also known as the "assumed investment return," or "AIR". The average annuity unit value for a calendar month is equal to the average of the annuity unit values for such month.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the net contribution paid for a contract is enough to fund a Variable Immediate Annuity contract with a monthly payment of $100. Also assume that the annuity unit value of the variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on an average annuity unit value of $3.56 in April 2005, the annuity payment due in June 2005 would be $95.19 (26.74 units times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of any of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2005 and for each of the two years in the period ended December 31, 2005, and the consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are included in this SAI in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.



DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable, and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2005, 2004 and 2003. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $588,734,659 in 2005, $567,991,463 in 2004 and $562,696,578 in 2003.
Of these amounts, AXA Advisors retained $293,075,553, $289,050,171, and $287,344,634, respectively.



Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $561,166,840 in 2005, $418,189,861 for 2004, and $429,871,001 for 2003, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $120,349,631, $57,065,006, and $84,547,116, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public
 Accounting Firm..............................................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December
    31, 2005..................................................   FSA-3
   Statements of Operations for the Year Ended December
    31, 2005..................................................   FSA-20
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2005 and 2004................................   FSA-28
   Notes to
    Financial Statements......................................   FSA-42


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public
 Accounting Firm..............................................   F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2005
    and 2004..................................................   F-2
   Consolidated Statements of Earnings, Years Ended December
    31, 2005, 2004 and 2003...................................   F-3
   Consolidated Statements of Shareholder's Equity and
    Comprehensive Income, Years Ended December 31, 2005, 2004
      and 2003................................................   F-4
   Consolidated Statements of Cash Flows, Years Ended December
      31, 2005, 2004 and 2003.................................   F-5
   Notes to Consolidated
    Financial Statements......................................   F-7


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2005 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 14, 2006

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005


                                                      AXA Aggressive  AXA Conservative   AXA Conservative-
                                                        Allocation       Allocation       Plus Allocation
                                                     --------------- ------------------ -------------------
Assets:
Investments in shares of The Trusts, at fair value .   $23,015,367       $12,086,367        $20,402,880
Receivable for The Trusts shares sold ..............            --            75,526                 --
Receivable for policy-related transactions .........        55,573                --              2,481
                                                       -----------       -----------        -----------
  Total assets .....................................   $23,070,940       $12,161,893        $20,405,361
                                                       -----------       -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ............        55,553                --              2,506
Payable for policy-related transactions ............            --            75,523                 --
                                                       -----------       -----------        -----------
  Total liabilities ................................        55,553            75,523              2,506
                                                       -----------       -----------        -----------
Net Assets .........................................   $23,015,387       $12,086,370        $20,402,855
                                                       ===========       ===========        ===========
Net Assets:
Accumulation Units .................................    22,964,673        12,046,084         20,363,006
Contracts in payout (annuitization) period .........            --                --                 --
Retained by AXA Equitable in Separate Account A             50,714            40,286             39,849
                                                       -----------       -----------        -----------
Total net assets ...................................   $23,015,387       $12,086,370        $20,402,855
                                                       ===========       ===========        ===========
Investments in shares of The Trusts, at cost .......   $22,062,576       $12,267,803        $20,499,979
The Trusts shares held .............................
 Class A ...........................................            --                --                 --
 Class B ...........................................     1,775,551         1,131,005          1,827,892



                                                        AXA Moderate     AXA Moderate-     AXA Premier VIP
                                                         Allocation     Plus Allocation   Aggressive Equity
                                                     ----------------- ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .  $1,665,469,186      $91,321,103      $1,049,047,404
Receivable for The Trusts shares sold ..............         166,714               --             139,511
Receivable for policy-related transactions .........          96,341          188,315             260,741
                                                      --------------      -----------      --------------
  Total assets .....................................  $1,665,732,241      $91,509,418      $1,049,447,656
                                                      --------------      -----------      --------------
Liabilities:
Payable for The Trusts shares purchased ............              --          188,264                  --
Payable for policy-related transactions ............              --               --                  --
                                                      --------------      -----------      --------------
  Total liabilities ................................              --          188,264                  --
                                                      --------------      -----------      --------------
Net Assets .........................................  $1,665,732,241      $91,321,154      $1,049,447,656
                                                      ==============      ===========      ==============
Net Assets:
Accumulation Units .................................   1,656,394,607       91,284,661       1,046,898,859
Contracts in payout (annuitization) period .........       7,138,378               --           2,087,090
Retained by AXA Equitable in Separate Account A            2,199,256           36,493             461,707
                                                      --------------      -----------      --------------
Total net assets ...................................  $1,665,732,241      $91,321,154      $1,049,447,656
                                                      ==============      ===========      ==============
Investments in shares of The Trusts, at cost .......  $1,580,250,762      $87,984,947      $1,185,389,293
The Trusts shares held .............................
 Class A ...........................................      97,731,978               --          37,778,248
 Class B ...........................................       7,173,389        7,248,700             569,222

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                          AXA Premier VIP  AXA Premier VIP   AXA Premier VIP
                                                             Core Bond       Health Care        High Yield
                                                         ---------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $68,295,179      $43,541,526       $171,667,202
Receivable for The Trusts shares sold ..................             --               --            143,183
Receivable for policy-related transactions .............         31,604           11,074                 --
                                                            -----------      -----------       ------------
  Total assets .........................................    $68,326,783      $43,552,600       $171,810,385
                                                            -----------      -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ................         31,598           11,007                 --
Payable for policy-related transactions ................             --               --            143,423
                                                            -----------      -----------       ------------
  Total liabilities ....................................         31,598           11,007            143,423
                                                            -----------      -----------       ------------
Net Assets .............................................    $68,295,185      $43,541,593       $ 17,666,962
                                                            ===========      ===========       ============
Net Assets:
Accumulation Units .....................................     68,267,956       42,207,648        170,745,811
Contracts in payout (annuitization) period .............             --               --            615,146
Retained by AXA Equitable in Separate Account A                  27,229        1,333,945            306,005
                                                            -----------      -----------       ------------
Total net assets .......................................    $68,295,185      $43,541,593       $171,666,962
                                                            ===========      ===========       ============
Investments in shares of The Trusts, at cost ...........    $69,533,307      $41,930,871       $181,953,614
The Trusts shares held .................................
 Class A ...............................................             --          113,826         24,169,428
 Class B ...............................................      6,669,667        3,895,263          7,264,042



                                                             AXA Premier VIP        AXA Premier VIP       AXA Premier VIP
                                                          International Equity   Large Cap Core Equity   Large Cap Growth
                                                         ---------------------- ----------------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .....       $65,112,831            $20,586,355           $39,112,343
Receivable for The Trusts shares sold ..................                --                 81,183                    --
Receivable for policy-related transactions .............            67,138                     --                16,675
                                                               -----------            -----------           -----------
  Total assets .........................................       $65,179,969            $20,667,538           $39,129,018
                                                               -----------            -----------           -----------
Liabilities:
Payable for The Trusts shares purchased ................            67,139                     --                16,694
Payable for policy-related transactions ................                --                 81,186                    --
                                                               -----------            -----------           -----------
  Total liabilities ....................................            67,139                 81,186                16,694
                                                               -----------            -----------           -----------
Net Assets .............................................       $65,112,830            $20,586,352           $39,112,324
                                                               ===========            ===========           ===========
Net Assets:
Accumulation Units .....................................        65,030,880             19,342,159            38,002,310
Contracts in payout (annuitization) period .............                --                     --                    --
Retained by AXA Equitable in Separate Account A                     81,950              1,244,193             1,110,014
                                                               -----------            -----------           -----------
Total net assets .......................................       $65,112,830            $20,586,352           $39,112,324
                                                               ===========            ===========           ===========
Investments in shares of The Trusts, at cost ...........       $58,793,390            $18,494,468           $35,023,426
The Trusts shares held .................................
 Class A ...............................................                --                109,389               100,556
 Class B ...............................................         5,006,442              1,798,805             3,694,824



                                                          AXA Premier VIP
                                                          Large Cap Value
                                                         -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $46,756,153
Receivable for The Trusts shares sold ..................             --
Receivable for policy-related transactions .............         55,663
                                                            -----------
  Total assets .........................................    $46,811,816
                                                            -----------
Liabilities:
Payable for The Trusts shares purchased ................         55,663
Payable for policy-related transactions ................             --
                                                            -----------
  Total liabilities ....................................         55,663
                                                            -----------
Net Assets .............................................    $46,756,153
                                                            ===========
Net Assets:
Accumulation Units .....................................     45,368,116
Contracts in payout (annuitization) period .............             --
Retained by AXA Equitable in Separate Account A               1,388,037
                                                            -----------
Total net assets .......................................    $46,756,153
                                                            ===========
Investments in shares of The Trusts, at cost ...........    $45,351,714
The Trusts shares held .................................
 Class A ...............................................        116,902
 Class B ...............................................      4,062,006

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                      AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Mid Cap Growth    Mid Cap Value       Technology
                                                     ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .    $78,154,244       $67,290,936       $114,150,834
Receivable for The Trusts shares sold ..............          5,015                --              7,645
Receivable for policy-related transactions .........             --            29,338                 --
                                                        -----------       -----------       ------------
  Total assets .....................................    $78,159,259       $67,320,274       $114,158,479
                                                        -----------       -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ............             --            29,424                 --
Payable for policy-related transactions ............          5,144                --              7,690
                                                        -----------       -----------       ------------
  Total liabilities ................................          5,144            29,424              7,690
                                                        -----------       -----------       ------------
Net Assets .........................................    $78,154,115       $67,290,850       $114,150,789
                                                        ===========       ===========       ============
Net Assets:
Accumulation Units .................................     78,075,031        67,219,887        113,949,369
Contracts in payout (annuitization) period .........             --                --                 --
Retained by AXA Equitable in Separate Account A              79,084            70,963            201,420
                                                        -----------       -----------       ------------
Total net assets ...................................    $78,154,115       $67,290,850       $114,150,789
                                                        ===========       ===========       ============
Investments in shares of The Trusts, at cost .......    $76,774,993       $73,659,253       $ 97,643,553
The Trusts shares held .............................
 Class A ...........................................             --                --                 --
 Class B ...........................................      8,673,591         6,999,847         11,157,206



                                                                                             EQ/Alliance
                                                                                             Intermediate
                                                        EQ/Alliance        EQ/Alliance        Government
                                                        Common Stock    Growth and Income     Securities
                                                     ----------------- ------------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .  $4,402,995,476      $1,104,048,073    $138,120,936
Receivable for The Trusts shares sold ..............         852,481                  --         143,073
Receivable for policy-related transactions .........              --             106,462          78,216
                                                      --------------      --------------    ------------
  Total assets .....................................  $4,403,847,957      $1,104,154,535    $138,342,225
                                                      --------------      --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ............              --              99,420              --
Payable for policy-related transactions ............          47,625                  --              --
                                                      --------------      --------------    ------------
  Total liabilities ................................          47,625              99,420              --
                                                      --------------      --------------    ------------
Net Assets .........................................  $4,403,358,938      $1,104,055,115    $138,342,225
                                                      ==============      ==============    ============
Net Assets:
Accumulation Units .................................   4,373,912,992       1,096,404,470     137,759,911
Contracts in payout (annuitization) period .........      26,342,212           6,842,012         582,314
Retained by AXA Equitable in Separate Account A            3,103,734             808,633              --
                                                      --------------      --------------    ------------
Total net assets ...................................  $4,403,358,938      $1,104,055,115    $138,342,225
                                                      ==============      ==============    ============
Investments in shares of The Trusts, at cost .......  $4,520,860,749      $  990,314,338    $144,450,521
The Trusts shares held .............................
 Class A ...........................................     233,119,162          51,302,507      10,525,851
 Class B ...........................................      10,289,061           7,888,833       3,634,405

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                       EQ/Alliance
                                                       EQ/Alliance      Large Cap      EQ/Alliance
                                                      International       Growth      Quality Bond
                                                     --------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .  $738,510,661    $163,022,823    $160,917,770
Receivable for The Trusts shares sold ..............            --              --              --
Receivable for policy-related transactions .........       267,001         103,861              --
                                                      ------------    ------------    ------------
  Total assets .....................................  $738,777,662    $163,126,684    $160,917,770
                                                      ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ............       265,253         103,923           2,582
Payable for policy-related transactions ............            --              --          23,711
                                                      ------------    ------------    ------------
  Total liabilities ................................       265,253         103,923          26,293
                                                      ------------    ------------    ------------
Net Assets .........................................  $738,512,409    $163,022,761    $160,891,477
                                                      ============    ============    ============
Net Assets:
Accumulation Units .................................   735,627,319     162,637,695     159,780,978
Contracts in payout (annuitization) period .........     1,860,959              --         873,764
Retained by AXA Equitable in Separate Account A          1,024,131         385,066         236,735
                                                      ------------    ------------    ------------
Total net assets ...................................  $738,512,409    $163,022,761    $160,891,477
                                                      ============    ============    ============
Investments in shares of The Trusts, at cost .......  $513,489,323    $132,741,534    $164,330,664
The Trusts shares held .............................
 Class A ...........................................    52,225,769              --      12,676,317
 Class B ...........................................     6,015,357      21,104,015       3,407,759



                                                       EQ/Alliance                      EQ/Bear Stearns
                                                        Small Cap         EQ/Ariel       Small Company      EQ/Bernstein
                                                          Growth      Appreciation II        Growth       Diversified Value
                                                    --------------- ----------------- ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .  $373,972,462        $588,576        $14,694,673       $372,141,955
Receivable for The Trusts shares sold ..............       314,239              --                 --                 --
Receivable for policy-related transactions .........            --           3,465            173,963            355,981
                                                      ------------        --------        -----------       ------------
  Total assets .....................................  $374,286,701        $592,041        $14,868,636       $372,497,936
                                                      ------------        --------        -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ............            --           3,465            174,166            322,633
Payable for policy-related transactions ............       307,903              --                 --                 --
                                                      ------------        --------        -----------       ------------
  Total liabilities ................................       307,903           3,465            174,166            322,633
                                                      ------------        --------        -----------       ------------
Net Assets .........................................  $373,978,798        $588,576        $14,694,470       $372,175,303
                                                      ============        ========        ===========       ============
Net Assets:
Accumulation Units .................................   372,596,780         588,160         14,675,065        371,731,192
Contracts in payout (annuitization) period .........     1,338,829              --                 --                 --
Retained by AXA Equitable in Separate Account A             43,189             416             19,405            444,111
                                                      ------------        --------        -----------       ------------
Total net assets ...................................  $373,978,798        $588,576        $14,694,470       $372,175,303
                                                      ============        ========        ===========       ============
Investments in shares of The Trusts, at cost .......  $297,342,211        $589,390        $14,467,651       $320,135,533
The Trusts shares held .............................
 Class A ...........................................    19,549,262              --                 --                 --
 Class B ...........................................     3,494,150          57,845          1,677,518         25,667,024

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                      EQ/Boston Advisors       EQ/Calvert           EQ/Capital
                                                        Equity Income     Socially Responsible   Guardian Growth
                                                     ------------------- ---------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .     $34,433,372           $15,597,816          $6,981,752
Receivable for The Trusts shares sold ..............              --                    --                  --
Receivable for policy-related transactions .........         100,252                 8,364              24,899
                                                         -----------           -----------          ----------
  Total assets .....................................     $34,533,624           $15,606,180          $7,006,651
                                                         -----------           -----------          ----------
Liabilities:
Payable for The Trusts shares purchased ............         100,251                 8,367              24,904
Payable for policy-related transactions ............              --                    --                  --
                                                         -----------           -----------          ----------
  Total liabilities ................................         100,251                 8,367              24,904
                                                         -----------           -----------          ----------
Net Assets .........................................     $34,433,373           $15,597,813          $6,981,747
                                                         ===========           ===========          ==========
Net Assets:
Accumulation Units .................................      34,415,712            13,658,173           6,903,430
Contracts in payout (annuitization) period .........              --                    --                  --
Retained by AXA Equitable in Separate Account A               17,661             1,939,640              78,317
                                                         -----------           -----------          ----------
Total net assets ...................................     $34,433,373           $15,597,813          $6,981,747
                                                         ===========           ===========          ==========
Investments in shares of The Trusts, at cost .......     $33,623,841           $15,064,391          $6,314,332
The Trusts shares held .............................
 Class A ...........................................              --                    --                  --
 Class B ...........................................       5,412,877             1,903,407             534,400



                                                            EQ/Capital             EQ/Capital           EQ/Capital
                                                      Guardian International   Guardian Research   Guardian U.S. Equity
                                                     ------------------------ ------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value .        $69,081,361           $150,360,693         $115,764,606
Receivable for The Trusts shares sold ..............                 --                103,701               10,893
Receivable for policy-related transactions .........            123,782                     --                   --
                                                            -----------           ------------         ------------
  Total assets .....................................        $69,205,143           $150,464,394         $115,775,499
                                                            -----------           ------------         ------------
Liabilities:
Payable for The Trusts shares purchased ............            123,517                     --                   --
Payable for policy-related transactions ............                 --                103,652               10,954
                                                            -----------           ------------         ------------
  Total liabilities ................................            123,517                103,652               10,954
                                                            -----------           ------------         ------------
Net Assets .........................................        $69,081,626           $150,360,742         $115,764,545
                                                            ===========           ============         ============
Net Assets:
Accumulation Units .................................         69,009,619            150,283,171          115,650,093
Contracts in payout (annuitization) period .........                 --                     --                   --
Retained by AXA Equitable in Separate Account A                  72,007                 77,571              114,452
                                                            -----------           ------------         ------------
Total net assets ...................................        $69,081,626           $150,360,742         $115,764,545
                                                            ===========           ============         ============
Investments in shares of The Trusts, at cost .......        $58,418,000           $116,375,430         $106,334,581
The Trusts shares held .............................
 Class A ...........................................                 --                     --                   --
 Class B ...........................................          5,536,602             12,014,898           10,036,804



                                                      EQ/Caywood-Scholl
                                                       High Yield Bond
                                                     -------------------
Assets:
Investments in shares of The Trusts, at fair value .      $5,366,278
Receivable for The Trusts shares sold ..............              --
Receivable for policy-related transactions .........          45,984
                                                          ----------
  Total assets .....................................      $5,412,262
                                                          ----------
Liabilities:
Payable for The Trusts shares purchased ............          45,984
Payable for policy-related transactions ............              --
                                                          ----------
  Total liabilities ................................          45,984
                                                          ----------
Net Assets .........................................      $5,366,278
                                                          ==========
Net Assets:
Accumulation Units .................................       5,354,705
Contracts in payout (annuitization) period .........              --
Retained by AXA Equitable in Separate Account A               11,573
                                                          ----------
Total net assets ...................................      $5,366,278
                                                          ==========
Investments in shares of The Trusts, at cost .......      $5,592,255
The Trusts shares held .............................
 Class A ...........................................              --
 Class B ...........................................       1,177,930

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                         EQ/Equity         EQ/Evergreen      EQ/Evergreen
                                                         500 Index      International Bond       Omega
                                                     ----------------- -------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .  $1,003,803,420         $503,700        $24,509,663
Receivable for The Trusts shares sold ..............         422,571               --                 --
Receivable for policy-related transactions .........              --            3,603             18,350
                                                      --------------         --------        -----------
  Total assets .....................................  $1,004,225,991         $507,303        $24,528,013
                                                      --------------         --------        -----------
Liabilities:
Payable for The Trusts shares purchased ............              --            3,603             18,350
Payable for policy-related transactions ............         422,539               --                 --
                                                      --------------         --------        -----------
  Total liabilities ................................         422,539            3,603             18,350
                                                      --------------         --------        -----------
Net Assets .........................................  $1,003,803,452         $503,700        $24,509,663
                                                      ==============         ========        ===========
Net Assets:
Accumulation Units .................................     998,198,467          503,290         24,388,312
Contracts in payout (annuitization) period .........       4,422,315               --                 --
Retained by AXA Equitable in Separate Account A            1,182,670              410            121,351
                                                      --------------         --------        -----------
Total net assets ...................................  $1,003,803,452         $503,700        $24,509,663
                                                      ==============         ========        ===========
Investments in shares of The Trusts, at cost .......  $  955,109,089         $502,092        $23,283,863
The Trusts shares held .............................
 Class A ...........................................      38,803,036               --                 --
 Class B ...........................................       3,898,190           51,571          2,714,616



                                                                                        EQ/GAMCO       EQ/GAMCO
                                                          EQ/FI           EQ/FI        Mergers and   Small Company
                                                         Mid Cap      Mid Cap Value   Acquisitions       Value
                                                    --------------- --------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .  $265,972,237    $446,353,063     $2,520,193    $39,752,693
Receivable for The Trusts shares sold ..............            --              --             --             --
Receivable for policy-related transactions .........       166,639       1,041,979         17,134         90,038
                                                      ------------    ------------     ----------    -----------
  Total assets .....................................  $266,138,876    $447,395,042     $2,537,327    $39,842,731
                                                      ------------    ------------     ----------    -----------
Liabilities:
Payable for The Trusts shares purchased ............       166,757       1,041,602         17,134         90,236
Payable for policy-related transactions ............            --              --             --             --
                                                      ------------    ------------     ----------    -----------
  Total liabilities ................................       166,757       1,041,602         17,134         90,236
                                                      ------------    ------------     ----------    -----------
Net Assets .........................................  $265,972,119    $446,353,440     $2,520,193    $39,752,495
                                                      ============    ============     ==========    ===========
Net Assets:
Accumulation Units .................................   265,900,824     446,195,681      2,512,431     39,737,919
Contracts in payout (annuitization) period .........            --              --             --             --
Retained by AXA Equitable in Separate Account A             71,295         157,759          7,762         14,576
                                                      ------------    ------------     ----------    -----------
Total net assets ...................................  $265,972,119    $446,353,440     $2,520,193    $39,752,495
                                                      ============    ============     ==========    ===========
Investments in shares of The Trusts, at cost .......  $259,480,978    $408,532,829     $2,539,989    $41,231,188
The Trusts shares held .............................
 Class A ...........................................            --              --             --             --
 Class B ...........................................    25,929,385      32,000,179        217,124      1,477,296

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                           EQ/Janus
                                                      EQ/International     Large Cap     EQ/JPMorgan
                                                           Growth           Growth        Core Bond
                                                     ------------------ -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .     $2,174,741      $73,279,066    $101,172,011
Receivable for The Trusts shares sold ..............             --               --              --
Receivable for policy-related transactions .........        152,163           44,316          88,136
                                                         ----------      -----------    ------------
  Total assets .....................................     $2,326,904      $73,323,382    $101,260,147
                                                         ----------      -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ............        152,165           44,326          90,854
Payable for policy-related transactions ............             --               --              --
                                                         ----------      -----------    ------------
  Total liabilities ................................        152,165           44,326          90,854
                                                         ----------      -----------    ------------
Net Assets .........................................     $2,174,739      $73,279,056    $101,169,293
                                                         ==========      ===========    ============
Net Assets:
Accumulation Units .................................      2,169,906       73,251,783     101,134,555
Contracts in payout (annuitization) period .........             --               --              --
Retained by AXA Equitable in Separate Account A               4,833           27,273          34,738
                                                         ----------      -----------    ------------
Total net assets ...................................     $2,174,739      $73,279,056    $101,169,293
                                                         ==========      ===========    ============
Investments in shares of The Trusts, at cost .......     $2,115,859      $60,173,473    $103,792,689
The Trusts shares held .............................
 Class A ...........................................             --               --              --
 Class B ...........................................        417,444       10,730,040       9,192,350



                                                                              EQ/Lazard
                                                          EQ/JPMorgan         Small Cap     EQ/Legg Mason      EQ/Long
                                                      Value Opportunities       Value        Value Equity     Term Bond
                                                     --------------------- --------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .      $60,816,693       $173,824,187      $2,152,168    $10,494,958
Receivable for The Trusts shares sold ..............           56,382                 --              --         19,156
Receivable for policy-related transactions .........               --            137,065          32,833             --
                                                          -----------       ------------      ----------    -----------
  Total assets .....................................      $60,873,075       $173,961,252      $2,185,001    $10,514,114
                                                          -----------       ------------      ----------    -----------
Liabilities:
Payable for The Trusts shares purchased ............               --            131,821          32,833             --
Payable for policy-related transactions ............           56,416                 --              --         19,041
                                                          -----------       ------------      ----------    -----------
  Total liabilities ................................           56,416            131,821          32,833         19,041
                                                          -----------       ------------      ----------    -----------
Net Assets .........................................      $60,816,659       $173,829,431      $2,152,168    $10,495,073
                                                          ===========       ============      ==========    ===========
Net Assets:
Accumulation Units .................................       60,725,547        173,752,649       2,150,325     10,484,657
Contracts in payout (annuitization) period .........               --                 --              --             --
Retained by AXA Equitable in Separate Account A                91,112             76,782           1,843         10,416
                                                          -----------       ------------      ----------    -----------
Total net assets ...................................      $60,816,659       $173,829,431      $2,152,168    $10,495,073
                                                          ===========       ============      ==========    ===========
Investments in shares of The Trusts, at cost .......      $52,093,762       $179,356,637      $2,154,954    $10,684,917
The Trusts shares held .............................
 Class A ...........................................               --                 --              --             --
 Class B ...........................................        4,821,886         12,994,757         205,551        774,628

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                      EQ/Lord Abbett
                                                        Growth and    EQ/Lord Abbett   EQ/Lord Abbett
                                                          Income      Large Cap Core    Mid Cap Value
                                                     --------------- ---------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .    $1,735,197      $1,883,427       $10,460,115
Receivable for The Trusts shares sold ..............            --              --                --
Receivable for policy-related transactions .........        18,226           3,641            45,520
                                                        ----------      ----------       -----------
  Total assets .....................................    $1,753,423      $1,887,068       $10,505,635
                                                        ----------      ----------       -----------
Liabilities:
Payable for The Trusts shares purchased ............        18,226           3,641            45,520
Payable for policy-related transactions ............            --              --                --
                                                        ----------      ----------       -----------
  Total liabilities ................................        18,226           3,641            45,520
                                                        ----------      ----------       -----------
Net Assets .........................................    $1,735,197      $1,883,427       $10,460,115
                                                        ==========      ==========       ===========
Net Assets:
Accumulation Units .................................     1,730,786       1,876,908        10,449,970
Contracts in payout (annuitization) period .........            --              --                --
Retained by AXA Equitable in Separate Account A              4,411           6,519            10,145
                                                        ----------      ----------       -----------
Total net assets ...................................    $1,735,197      $1,883,427       $10,460,115
                                                        ==========      ==========       ===========
Investments in shares of The Trusts, at cost .......    $1,695,265      $1,845,541       $10,260,909
The Trusts shares held .............................
 Class A ...........................................            --              --                --
 Class B ...........................................       162,458         176,098           926,715



                                                                        EQ/Mercury
                                                        EQ/Marsico     Basic Value         EQ/Mercury       EQ/MFS Emerging
                                                          Focus           Equity      International Value   Growth Companies
                                                     --------------- --------------- --------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .  $236,382,045    $344,266,544        $206,956,991        $342,149,429
Receivable for The Trusts shares sold ..............            --         372,866                  --             150,479
Receivable for policy-related transactions .........       491,098              --             327,577                  --
                                                      ------------    ------------        ------------        ------------
  Total assets .....................................  $236,873,143    $344,639,410        $207,284,568        $342,299,908
                                                      ------------    ------------        ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ............       491,377              --             327,456                  --
Payable for policy-related transactions ............            --         373,523                  --             150,007
                                                      ------------    ------------        ------------        ------------
  Total liabilities ................................       491,377         373,523             327,456             150,007
                                                      ------------    ------------        ------------        ------------
Net Assets .........................................  $236,381,766    $344,265,887        $206,957,112        $342,149,901
                                                      ============    ============        ============        ============
Net Assets:
Accumulation Units .................................   236,310,495     344,111,608         206,833,107         342,057,805
Contracts in payout (annuitization) period .........            --              --                  --                  --
Retained by AXA Equitable in Separate Account A             71,271         154,279             124,005              92,096
                                                      ------------    ------------        ------------        ------------
Total net assets ...................................  $236,381,766    $344,265,887        $206,957,112        $342,149,901
                                                      ============    ============        ============        ============
Investments in shares of The Trusts, at cost .......  $204,890,396    $315,288,280        $171,957,056        $281,405,439
The Trusts shares held .............................
 Class A ...........................................            --              --                  --                  --
 Class B ...........................................    15,013,330      22,817,787          14,572,764          23,945,958

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                           EQ/MFS          EQ/Money       EQ/Montag &
                                                      Investors Trust       Market      Caldwell Growth
                                                     ----------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .    $16,964,856     $113,954,693       $2,860,502
Receivable for The Trusts shares sold ..............          1,175               --              300
Receivable for policy-related transactions .........             --          293,888               --
                                                        -----------     ------------       ----------
  Total assets .....................................    $16,966,031     $114,248,581       $2,860,802
                                                        -----------     ------------       ----------
Liabilities:
Payable for The Trusts shares purchased ............             --          103,853               --
Payable for policy-related transactions ............          1,182               --              300
                                                        -----------     ------------       ----------
  Total liabilities ................................          1,182          103,853              300
                                                        -----------     ------------       ----------
Net Assets .........................................    $16,964,849     $114,144,728       $2,860,502
                                                        ===========     ============       ==========
Net Assets:
Accumulation Units .................................     16,800,423      109,739,121        2,846,068
Contracts in payout (annuitization) period .........             --          862,293               --
Retained by AXA Equitable in Separate Account A             164,426        3,543,314           14,434
                                                        -----------     ------------       ----------
Total net assets ...................................    $16,964,849     $114,144,728       $2,860,502
                                                        ===========     ============       ==========
Investments in shares of The Trusts, at cost .......    $14,112,699     $114,696,038       $2,788,976
The Trusts shares held .............................
 Class A ...........................................             --       88,395,969               --
 Class B ...........................................      1,679,364       25,557,265          565,477



                                                        EQ/PIMCO       EQ/Short        EQ/Small
                                                      Real Return   Duration Bond   Company Index   EQ/TCW Equity
                                                    ------------- --------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .  $14,821,085     $2,211,031    $101,535,601     $7,981,216
Receivable for The Trusts shares sold ..............           --             --              --             --
Receivable for policy-related transactions .........      131,188         17,750         170,266          2,830
                                                      -----------     ----------    ------------     ----------
  Total assets .....................................  $14,952,273     $2,228,781    $101,705,867     $7,984,046
                                                      -----------     ----------    ------------     ----------
Liabilities:
Payable for The Trusts shares purchased ............      131,185         17,750         149,658          2,829
Payable for policy-related transactions ............           --             --              --             --
                                                      -----------     ----------    ------------     ----------
  Total liabilities ................................      131,185         17,750         149,658          2,829
                                                      -----------     ----------    ------------     ----------
Net Assets .........................................  $14,821,088     $2,211,031    $101,556,209     $7,981,217
                                                      ===========     ==========    ============     ==========
Net Assets:
Accumulation Units .................................   14,807,653      2,204,083     101,472,886      7,960,108
Contracts in payout (annuitization) period .........           --             --              --             --
Retained by AXA Equitable in Separate Account A            13,435          6,948          83,323         21,109
                                                      -----------     ----------    ------------     ----------
Total net assets ...................................  $14,821,088     $2,211,031    $101,556,209     $7,981,217
                                                      ===========     ==========    ============     ==========
Investments in shares of The Trusts, at cost .......  $15,099,362     $2,224,224    $ 98,280,745     $7,740,583
The Trusts shares held .............................
 Class A ...........................................           --             --              --             --
 Class B ...........................................    1,461,215        222,320       8,694,569        361,258

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2005


                                                        EQ/UBS                       EQ/Van Kampen
                                                      Growth and   EQ/Van Kampen   Emerging Markets
                                                        Income        Comstock          Equity
                                                     ------------ --------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .  $7,935,287     $6,681,503      $252,833,286
Receivable for The Trusts shares sold ..............          --             --                --
Receivable for policy-related transactions .........     195,780         41,073           277,097
                                                      ----------     ----------      ------------
  Total assets .....................................  $8,131,067     $6,722,576      $253,110,383
                                                      ----------     ----------      ------------
Liabilities:
Payable for The Trusts shares purchased ............     195,780         41,073           278,058
Payable for policy-related transactions ............          --             --                --
                                                      ----------     ----------      ------------
  Total liabilities ................................     195,780         41,073           278,058
                                                      ----------     ----------      ------------
Net Assets .........................................  $7,935,287     $6,681,503      $252,832,325
                                                      ==========     ==========      ============
Net Assets:
Accumulation Units .................................   7,918,303      6,671,982       252,541,117
Contracts in payout (annuitization) period .........          --             --                --
Retained by AXA Equitable in Separate Account A           16,984          9,521           291,208
                                                      ----------     ----------      ------------
Total net assets ...................................  $7,935,287     $6,681,503      $252,832,325
                                                      ==========     ==========      ============
Investments in shares of The Trusts, at cost .......  $7,579,630     $6,510,983      $211,661,801
The Trusts shares held .............................
 Class A ...........................................          --             --                --
 Class B ...........................................   1,318,489        639,860        19,644,741



                                                      EQ/Van Kampen   EQ/Wells Fargo    Laudus Rosenberg
                                                         Mid Cap        Montgomery         VIT Value       U.S. Real Estate --
                                                          Growth       Small Cap (c)   Long/Short Equity        Class II
                                                     --------------- ---------------- ------------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value .    $4,873,217       $550,117          $8,336,553          $93,740,479
Receivable for The Trusts shares sold ..............            --          2,813                  --                   --
Receivable for policy-related transactions .........       127,974             --              12,239              101,766
                                                        ----------       --------          ----------          -----------
  Total assets .....................................    $5,001,191       $552,930          $8,348,792          $93,842,245
                                                        ----------       --------          ----------          -----------
Liabilities:
Payable for The Trusts shares purchased ............       127,974             --              12,255              101,827
Payable for policy-related transactions ............            --          2,813                  --                   --
                                                        ----------       --------          ----------          -----------
  Total liabilities ................................       127,974          2,813              12,255              101,827
                                                        ----------       --------          ----------          -----------
Net Assets .........................................    $4,873,217       $550,117          $8,336,537          $93,740,418
                                                        ==========       ========          ==========          ===========
Net Assets:
Accumulation Units .................................     4,864,667        547,008           8,296,942           93,700,323
Contracts in payout (annuitization) period .........            --             --                  --                   --
Retained by AXA Equitable in Separate Account A              8,550          3,109              39,595               40,095
                                                        ----------       --------          ----------          -----------
Total net assets ...................................    $4,873,217       $550,117          $8,336,537          $93,740,418
                                                        ==========       ========          ==========          ===========
Investments in shares of The Trusts, at cost .......    $4,846,835       $570,708          $8,221,821          $85,968,358
The Trusts shares held .............................
 Class A ...........................................            --             --                  --                   --
 Class B ...........................................       390,329         48,401             776,215            4,089,899

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005






                                            Contract charges   Unit Fair Value   Units Outstanding (000's)
                                           ------------------ ----------------- --------------------------
AXA Aggressive Allocation ..............     Class B 0.50%        $ 130.82                    --
AXA Aggressive Allocation ..............     Class B 0.70%        $ 130.23                    --
AXA Aggressive Allocation ..............     Class B 0.90%        $ 129.64                     2
AXA Aggressive Allocation ..............     Class B 0.95%        $ 129.49                    23
AXA Aggressive Allocation ..............     Class B 1.20%        $ 128.76                    32
AXA Aggressive Allocation ..............     Class B 1.34%        $ 128.35                   122
AXA Aggressive Allocation ..............     Class B 1.35%        $ 128.32                    --
AXA Aggressive Allocation ..............     Class B 1.45%        $ 128.03                    --
AXA Conservative Allocation ............     Class B 0.50%        $ 110.08                    --
AXA Conservative Allocation ............     Class B 0.70%        $ 109.58                    --
AXA Conservative Allocation ............     Class B 0.90%        $ 109.09                     1
AXA Conservative Allocation ............     Class B 0.95%        $ 108.97                    10
AXA Conservative Allocation ............     Class B 1.20%        $ 108.35                    42
AXA Conservative Allocation ............     Class B 1.34%        $ 108.01                    59
AXA Conservative Allocation ............     Class B 1.35%        $ 107.98                    --
AXA Conservative Allocation ............     Class B 1.45%        $ 107.73                    --
AXA Conservative-Plus Allocation .......     Class B 0.50%        $ 114.94                    --
AXA Conservative-Plus Allocation .......     Class B 0.70%        $ 114.43                    --
AXA Conservative-Plus Allocation .......     Class B 0.90%        $ 113.91                     2
AXA Conservative-Plus Allocation .......     Class B 0.95%        $ 113.78                    22
AXA Conservative-Plus Allocation .......     Class B 1.20%        $ 113.14                    44
AXA Conservative-Plus Allocation .......     Class B 1.34%        $ 112.78                   112
AXA Conservative-Plus Allocation .......     Class B 1.35%        $ 112.75                    --
AXA Conservative-Plus Allocation .......     Class B 1.45%        $ 112.49                    --
AXA Moderate Allocation ................     Class A 0.70%        $ 152.68                    --
AXA Moderate Allocation ................     Class A 0.90%        $ 183.99                    56
AXA Moderate Allocation ................     Class A 1.20%        $ 165.24                    --
AXA Moderate Allocation ................     Class A 1.34%        $  57.47                19,656
AXA Moderate Allocation ................     Class A 1.35%        $ 196.88                   155
AXA Moderate Allocation ................     Class A 1.35%        $ 195.64                 1,902
AXA Moderate Allocation ................     Class A 1.45%        $ 126.17                     5
AXA Moderate Allocation ................     Class B 0.50%        $ 109.79                    --
AXA Moderate Allocation ................     Class B 0.70%        $ 152.68                     2
AXA Moderate Allocation ................     Class B 0.70%        $ 119.07                     2
AXA Moderate Allocation ................     Class B 0.90%        $ 130.82                     6
AXA Moderate Allocation ................     Class B 0.90%        $ 115.21                    23
AXA Moderate Allocation ................     Class B 0.95%        $ 117.18                   236
AXA Moderate Allocation ................     Class B 1.20%        $ 126.19                   647
AXA Moderate-Plus Allocation ...........     Class B 0.50%        $ 127.61                    --
AXA Moderate-Plus Allocation ...........     Class B 0.70%        $ 127.03                     1
AXA Moderate-Plus Allocation ...........     Class B 0.90%        $ 126.46                     6
AXA Moderate-Plus Allocation ...........     Class B 0.95%        $ 126.32                   105
AXA Moderate-Plus Allocation ...........     Class B 1.20%        $ 125.60                   122
AXA Moderate-Plus Allocation ...........     Class B 1.34%        $ 125.20                   491
AXA Moderate-Plus Allocation ...........     Class B 1.35%        $ 125.17                     3
AXA Moderate-Plus Allocation ...........     Class B 1.45%        $ 124.89                    --
AXA Premier VIP Aggressive Equity ......     Class A 0.70%        $  83.12                    --
AXA Premier VIP Aggressive Equity ......     Class A 0.90%        $ 103.39                    54
AXA Premier VIP Aggressive Equity ......     Class A 1.20%        $  91.83                    --
AXA Premier VIP Aggressive Equity ......     Class A 1.34%        $  77.39                10,645
AXA Premier VIP Aggressive Equity ......     Class A 1.35%        $ 143.57                   185

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
AXA Premier VIP Aggressive Equity .........     Class A 1.35%        $ 136.36                1,285
AXA Premier VIP Aggressive Equity .........     Class A 1.45%        $  75.62                    5
AXA Premier VIP Aggressive Equity .........     Class B 0.50%        $  76.37                   --
AXA Premier VIP Aggressive Equity .........     Class B 0.70%        $  83.12                   13
AXA Premier VIP Aggressive Equity .........     Class B 0.70%        $  82.92                   --
AXA Premier VIP Aggressive Equity .........     Class B 0.90%        $  77.61                    1
AXA Premier VIP Aggressive Equity .........     Class B 0.90%        $  63.86                   34
AXA Premier VIP Aggressive Equity .........     Class B 0.95%        $  81.60                   34
AXA Premier VIP Aggressive Equity .........     Class B 1.20%        $  75.63                  122
AXA Premier VIP Core Bond .................     Class B 0.50%        $ 116.28                   --
AXA Premier VIP Core Bond .................     Class B 0.70%        $ 115.34                   --
AXA Premier VIP Core Bond .................     Class B 0.90%        $ 114.42                    2
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 100.88                   --
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 114.19                  105
AXA Premier VIP Core Bond .................     Class B 1.20%        $ 113.04                  121
AXA Premier VIP Core Bond .................     Class B 1.34%        $ 112.40                  375
AXA Premier VIP Core Bond .................     Class B 1.35%        $ 112.36                    2
AXA Premier VIP Core Bond .................     Class B 1.45%        $ 111.90                   --
AXA Premier VIP Health Care ...............     Class B 0.50%        $ 120.59                   --
AXA Premier VIP Health Care ...............     Class B 0.70%        $ 119.62                   --
AXA Premier VIP Health Care ...............     Class B 0.90%        $ 118.66                    2
AXA Premier VIP Health Care ...............     Class B 0.95%        $ 118.42                   25
AXA Premier VIP Health Care ...............     Class B 1.20%        $ 117.23                   57
AXA Premier VIP Health Care ...............     Class B 1.34%        $ 116.57                  274
AXA Premier VIP Health Care ...............     Class B 1.34%        $ 154.20                   --
AXA Premier VIP Health Care ...............     Class B 1.35%        $ 116.52                    3
AXA Premier VIP Health Care ...............     Class B 1.45%        $ 116.05                   --
AXA Premier VIP High Yield ................     Class A 0.70%        $ 109.88                   --
AXA Premier VIP High Yield ................     Class A 0.90%        $ 144.66                    4
AXA Premier VIP High Yield ................     Class A 1.20%        $ 123.10                   --
AXA Premier VIP High Yield ................     Class A 1.34%        $ 164.14                  768
AXA Premier VIP High Yield ................     Class A 1.35%        $ 175.05                   26
AXA Premier VIP High Yield ................     Class A 1.45%        $  96.58                    1
AXA Premier VIP High Yield ................     Class B 0.50%        $ 123.08                   --
AXA Premier VIP High Yield ................     Class B 0.70%        $ 109.88                   --
AXA Premier VIP High Yield ................     Class B 0.70%        $ 116.48                   --
AXA Premier VIP High Yield ................     Class B 0.90%        $  99.16                    5
AXA Premier VIP High Yield ................     Class B 0.95%        $ 114.63                  156
AXA Premier VIP High Yield ................     Class B 1.20%        $  96.58                  218
AXA Premier VIP International Equity ......     Class B 0.50%        $ 141.82                   --
AXA Premier VIP International Equity ......     Class B 0.70%        $ 140.68                   --
AXA Premier VIP International Equity ......     Class B 0.90%        $ 139.55                    2
AXA Premier VIP International Equity ......     Class B 0.95%        $ 139.27                   72
AXA Premier VIP International Equity ......     Class B 1.20%        $ 137.87                   71
AXA Premier VIP International Equity ......     Class B 1.34%        $ 137.09                  321
AXA Premier VIP International Equity ......     Class B 1.34%        $ 158.76                    5
AXA Premier VIP International Equity ......     Class B 1.35%        $ 137.03                    1
AXA Premier VIP International Equity ......     Class B 1.45%        $ 136.48                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.50%        $ 113.89                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.70%        $ 112.97                    1
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $ 108.04                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $ 112.07                   --

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
AXA Premier VIP Large Cap Core Equity .....     Class B 0.95%        $ 111.84                   14
AXA Premier VIP Large Cap Core Equity .....     Class B 1.20%        $ 110.72                   31
AXA Premier VIP Large Cap Core Equity .....     Class B 1.34%        $ 110.09                  128
AXA Premier VIP Large Cap Core Equity .....     Class B 1.35%        $ 110.05                    1
AXA Premier VIP Large Cap Core Equity .....     Class B 1.45%        $ 109.60                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.50%        $ 100.98                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.70%        $ 100.17                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.90%        $  99.37                    2
AXA Premier VIP Large Cap Growth ..........     Class B 0.95%        $  99.17                   52
AXA Premier VIP Large Cap Growth ..........     Class B 1.20%        $  98.17                   65
AXA Premier VIP Large Cap Growth ..........     Class B 1.34%        $  97.62                  267
AXA Premier VIP Large Cap Growth ..........     Class B 1.35%        $  97.58                    2
AXA Premier VIP Large Cap Growth ..........     Class B 1.45%        $  97.18                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.50%        $ 126.22                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.70%        $ 125.20                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.90%        $ 124.20                    2
AXA Premier VIP Large Cap Value ...........     Class B 0.95%        $ 123.95                   43
AXA Premier VIP Large Cap Value ...........     Class B 1.20%        $ 122.70                   62
AXA Premier VIP Large Cap Value ...........     Class B 1.34%        $ 122.01                  263
AXA Premier VIP Large Cap Value ...........     Class B 1.35%        $ 121.96                    1
AXA Premier VIP Large Cap Value ...........     Class B 1.45%        $ 121.47                   --
AXA Premier VIP Mid Cap Growth ............     Class B 0.50%        $ 104.60                   --
AXA Premier VIP Mid Cap Growth ............     Class B 0.70%        $ 103.76                   --
AXA Premier VIP Mid Cap Growth ............     Class B 0.90%        $ 102.93                    3
AXA Premier VIP Mid Cap Growth ............     Class B 0.95%        $ 102.72                   81
AXA Premier VIP Mid Cap Growth ............     Class B 1.20%        $ 101.69                  122
AXA Premier VIP Mid Cap Growth ............     Class B 1.34%        $ 101.11                  556
AXA Premier VIP Mid Cap Growth ............     Class B 1.34%        $ 152.12                    3
AXA Premier VIP Mid Cap Growth ............     Class B 1.35%        $ 101.07                    3
AXA Premier VIP Mid Cap Growth ............     Class B 1.45%        $ 100.66                   --
AXA Premier VIP Mid Cap Value .............     Class B 0.50%        $ 127.30                   --
AXA Premier VIP Mid Cap Value .............     Class B 0.70%        $ 126.28                   --
AXA Premier VIP Mid Cap Value .............     Class B 0.70%        $ 110.33                   --
AXA Premier VIP Mid Cap Value .............     Class B 0.90%        $ 125.26                    2
AXA Premier VIP Mid Cap Value .............     Class B 0.95%        $ 125.01                   60
AXA Premier VIP Mid Cap Value .............     Class B 1.20%        $ 123.75                   89
AXA Premier VIP Mid Cap Value .............     Class B 1.34%        $ 123.06                  390
AXA Premier VIP Mid Cap Value .............     Class B 1.34%        $ 157.77                    2
AXA Premier VIP Mid Cap Value .............     Class B 1.35%        $ 123.01                    1
AXA Premier VIP Mid Cap Value .............     Class B 1.45%        $ 122.51                   --
AXA Premier VIP Technology ................     Class B 0.50%        $ 103.61                   --
AXA Premier VIP Technology ................     Class B 0.70%        $ 102.78                    8
AXA Premier VIP Technology ................     Class B 0.90%        $ 101.96                    6
AXA Premier VIP Technology ................     Class B 0.95%        $ 101.75                   85
AXA Premier VIP Technology ................     Class B 1.20%        $ 100.73                  128
AXA Premier VIP Technology ................     Class B 1.34%        $ 100.16                  900
AXA Premier VIP Technology ................     Class B 1.34%        $ 154.88                    1
AXA Premier VIP Technology ................     Class B 1.35%        $ 100.12                    6
AXA Premier VIP Technology ................     Class B 1.45%        $  99.71                    1
EQ/Alliance Common Stock ..................     Class A 0.70%        $ 144.65                   --
EQ/Alliance Common Stock ..................     Class A 0.74%        $ 453.40                  115

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                        Contract charges   Unit Fair Value   Units Outstanding (000's)
                                                       ------------------ ----------------- --------------------------
EQ/Alliance Common Stock ...........................     Class A 0.74%        $ 491.12                    42
EQ/Alliance Common Stock ...........................     Class A 0.90%        $ 206.24                    65
EQ/Alliance Common Stock ...........................     Class A 1.20%        $ 171.66                    --
EQ/Alliance Common Stock ...........................     Class A 1.35%        $ 265.43                 3,126
EQ/Alliance Common Stock ...........................     Class A 1.35%        $ 277.33                   214
EQ/Alliance Common Stock ...........................     Class A 1.45%        $ 107.21                    29
EQ/Alliance Common Stock ...........................     Class A 1.49%        $ 341.80                 9,393
EQ/Alliance Common Stock ...........................     Class B 0.50%        $  92.69                    --
EQ/Alliance Common Stock ...........................     Class B 0.70%        $  96.76                    --
EQ/Alliance Common Stock ...........................     Class B 0.70%        $ 144.65                    12
EQ/Alliance Common Stock ...........................     Class B 0.90%        $ 111.98                     4
EQ/Alliance Common Stock ...........................     Class B 0.90%        $ 100.06                    50
EQ/Alliance Common Stock ...........................     Class B 0.95%        $  95.23                   456
EQ/Alliance Common Stock ...........................     Class B 1.20%        $ 107.24                 1,254
EQ/Alliance Growth and Income ......................     Class A 0.70%        $ 182.19                    --
EQ/Alliance Growth and Income ......................     Class A 0.90%        $ 256.76                    22
EQ/Alliance Growth and Income ......................     Class A 1.20%        $ 215.74                    --
EQ/Alliance Growth and Income ......................     Class A 1.34%        $ 305.38                 3,020
EQ/Alliance Growth and Income ......................     Class A 1.35%        $ 305.63                    70
EQ/Alliance Growth and Income ......................     Class A 1.45%        $ 145.58                     7
EQ/Alliance Growth and Income ......................     Class B 0.50%        $ 114.88                    --
EQ/Alliance Growth and Income ......................     Class B 0.70%        $ 129.86                    --
EQ/Alliance Growth and Income ......................     Class B 0.70%        $ 182.19                     2
EQ/Alliance Growth and Income ......................     Class B 0.90%        $ 150.93                    11
EQ/Alliance Growth and Income ......................     Class B 0.95%        $ 127.80                   300
EQ/Alliance Growth and Income ......................     Class B 1.20%        $ 145.60                   726
EQ/Alliance Intermediate Government Securities .....     Class A 0.70%        $ 140.44                    --
EQ/Alliance Intermediate Government Securities .....     Class A 0.74%        $  78.01                    35
EQ/Alliance Intermediate Government Securities .....     Class A 0.90%        $ 151.99                     3
EQ/Alliance Intermediate Government Securities .....     Class A 1.20%        $ 140.78                    --
EQ/Alliance Intermediate Government Securities .....     Class A 1.34%        $ 157.33                   613
EQ/Alliance Intermediate Government Securities .....     Class A 1.35%        $ 151.65                    19
EQ/Alliance Intermediate Government Securities .....     Class A 1.45%        $ 127.51                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.50%        $ 124.85                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.70%        $ 140.44                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.70%        $ 129.55                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.90%        $ 130.34                     2
EQ/Alliance Intermediate Government Securities .....     Class B 0.95%        $ 127.49                   122
EQ/Alliance Intermediate Government Securities .....     Class B 1.20%        $ 127.54                   152
EQ/Alliance International ..........................     Class A 0.70%        $ 136.25                    --
EQ/Alliance International ..........................     Class A 0.90%        $ 147.18                    28
EQ/Alliance International ..........................     Class A 1.20%        $ 130.98                    --
EQ/Alliance International ..........................     Class A 1.34%        $ 130.98                    --
EQ/Alliance International ..........................     Class A 1.35%        $ 146.39                 4,333
EQ/Alliance International ..........................     Class A 1.35%        $ 146.24                   147
EQ/Alliance International ..........................     Class A 1.45%        $ 114.75                     4
EQ/Alliance International ..........................     Class B 0.50%        $ 114.22                    --
EQ/Alliance International ..........................     Class B 0.70%        $ 118.64                    --
EQ/Alliance International ..........................     Class B 0.70%        $ 136.25                     3
EQ/Alliance International ..........................     Class B 0.90%        $ 121.39                    12
EQ/Alliance International ..........................     Class B 0.95%        $ 116.76                   238
EQ/Alliance International ..........................     Class B 1.20%        $ 114.63                   398

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                              Contract charges   Unit Fair Value   Units Outstanding (000's)
                                             ------------------ ----------------- --------------------------
EQ/Alliance Large Cap Growth .............     Class B 0.50%        $  66.85                    --
EQ/Alliance Large Cap Growth .............     Class B 0.70%        $  73.31                    --
EQ/Alliance Large Cap Growth .............     Class B 0.90%        $  72.38                     4
EQ/Alliance Large Cap Growth .............     Class B 0.95%        $  72.15                   184
EQ/Alliance Large Cap Growth .............     Class B 1.20%        $  70.99                   281
EQ/Alliance Large Cap Growth .............     Class B 1.34%        $  70.36                 1,822
EQ/Alliance Large Cap Growth .............     Class B 1.35%        $  70.31                    11
EQ/Alliance Large Cap Growth .............     Class B 1.45%        $  69.86                     2
EQ/Alliance Quality Bond .................     Class A 0.70%        $ 147.47                    --
EQ/Alliance Quality Bond .................     Class A 0.90%        $ 164.70                     4
EQ/Alliance Quality Bond .................     Class A 1.20%        $ 149.02                    --
EQ/Alliance Quality Bond .................     Class A 1.34%        $ 166.86                   726
EQ/Alliance Quality Bond .................     Class A 1.35%        $ 175.92                    23
EQ/Alliance Quality Bond .................     Class A 1.45%        $ 131.90                    --
EQ/Alliance Quality Bond .................     Class B 0.50%        $ 129.96                    --
EQ/Alliance Quality Bond .................     Class B 0.70%        $ 147.47                    --
EQ/Alliance Quality Bond .................     Class B 0.70%        $ 135.08                    --
EQ/Alliance Quality Bond .................     Class B 0.90%        $ 134.77                     4
EQ/Alliance Quality Bond .................     Class B 0.95%        $ 132.94                   116
EQ/Alliance Quality Bond .................     Class B 1.20%        $ 131.99                   136
EQ/Alliance Small Cap Growth .............     Class A 0.70%        $ 142.82                    --
EQ/Alliance Small Cap Growth .............     Class A 0.90%        $ 179.44                    11
EQ/Alliance Small Cap Growth .............     Class A 1.20%        $ 174.78                    --
EQ/Alliance Small Cap Growth .............     Class A 1.34%        $ 172.65                 1,791
EQ/Alliance Small Cap Growth .............     Class A 1.35%        $ 172.50                    32
EQ/Alliance Small Cap Growth .............     Class A 1.45%        $ 125.60                     2
EQ/Alliance Small Cap Growth .............     Class B 0.50%        $  92.73                    --
EQ/Alliance Small Cap Growth .............     Class B 0.70%        $ 154.63                    --
EQ/Alliance Small Cap Growth .............     Class B 0.70%        $ 141.82                     2
EQ/Alliance Small Cap Growth .............     Class B 0.90%        $ 128.81                     4
EQ/Alliance Small Cap Growth .............     Class B 0.95%        $ 152.18                   152
EQ/Alliance Small Cap Growth .............     Class B 1.20%        $ 125.63                   253
EQ/Ariel Appreciation II .................     Class B 0.50%        $ 103.83                    --
EQ/Ariel Appreciation II .................     Class B 0.70%        $ 103.78                    --
EQ/Ariel Appreciation II .................     Class B 0.90%        $ 103.73                    --
EQ/Ariel Appreciation II .................     Class B 0.95%        $ 103.72                    --
EQ/Ariel Appreciation II .................     Class B 1.20%        $ 103.66                     1
EQ/Ariel Appreciation II .................     Class B 1.34%        $ 103.63                     5
EQ/Ariel Appreciation II .................     Class B 1.35%        $ 103.62                    --
EQ/Ariel Appreciation II .................     Class B 1.45%        $ 103.60                    --
EQ/Bear Stearns Small Company Growth .....     Class B 0.50%        $ 122.78                    --
EQ/Bear Stearns Small Company Growth .....     Class B 0.70%        $ 122.48                    --
EQ/Bear Stearns Small Company Growth .....     Class B 0.90%        $ 122.18                     1
EQ/Bear Stearns Small Company Growth .....     Class B 0.95%        $ 122.10                    14
EQ/Bear Stearns Small Company Growth .....     Class B 1.20%        $ 121.73                    26
EQ/Bear Stearns Small Company Growth .....     Class B 1.34%        $ 121.52                    80
EQ/Bear Stearns Small Company Growth .....     Class B 1.35%        $ 121.50                    --
EQ/Bear Stearns Small Company Growth .....     Class B 1.45%        $ 121.35                    --
EQ/Bernstein Diversified Value ...........     Class B 0.50%        $ 135.28                    --
EQ/Bernstein Diversified Value ...........     Class B 0.70%        $ 123.92                     5
EQ/Bernstein Diversified Value ...........     Class B 0.90%        $ 122.34                    13

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Bernstein Diversified Value ........     Class B 0.95%        $ 129.34                   211
EQ/Bernstein Diversified Value ........     Class B 1.20%        $ 120.01                   396
EQ/Bernstein Diversified Value ........     Class B 1.34%        $ 118.93                 2,451
EQ/Bernstein Diversified Value ........     Class B 1.35%        $ 118.85                    26
EQ/Bernstein Diversified Value ........     Class B 1.45%        $ 126.32                     1
EQ/Boston Advisors Equity Income ......     Class B 0.50%        $ 113.20                    --
EQ/Boston Advisors Equity Income ......     Class B 0.70%        $ 112.92                    --
EQ/Boston Advisors Equity Income ......     Class B 0.90%        $ 112.64                     1
EQ/Boston Advisors Equity Income ......     Class B 0.95%        $ 112.58                    24
EQ/Boston Advisors Equity Income ......     Class B 1.20%        $ 112.23                    50
EQ/Boston Advisors Equity Income ......     Class B 1.34%        $ 112.04                   232
EQ/Boston Advisors Equity Income ......     Class B 1.35%        $ 112.02                    --
EQ/Boston Advisors Equity Income ......     Class B 1.45%        $ 111.88                    --
EQ/Calvert Socially Responsible .......     Class B 0.50%        $  81.24                    --
EQ/Calvert Socially Responsible .......     Class B 0.70%        $  90.77                    --
EQ/Calvert Socially Responsible .......     Class B 0.90%        $  89.61                     2
EQ/Calvert Socially Responsible .......     Class B 0.95%        $ 114.53                     2
EQ/Calvert Socially Responsible .......     Class B 1.00%        $  89.04                    --
EQ/Calvert Socially Responsible .......     Class B 1.20%        $  87.90                     8
EQ/Calvert Socially Responsible .......     Class B 1.34%        $  87.10                   143
EQ/Calvert Socially Responsible .......     Class B 1.35%        $  87.05                     1
EQ/Calvert Socially Responsible .......     Class B 1.45%        $ 112.09                    --
EQ/Capital Guardian Growth ............     Class B 0.50%        $  64.85                    --
EQ/Capital Guardian Growth ............     Class B 0.70%        $  74.10                    --
EQ/Capital Guardian Growth ............     Class B 0.90%        $  73.16                     1
EQ/Capital Guardian Growth ............     Class B 0.95%        $  72.92                    10
EQ/Capital Guardian Growth ............     Class B 1.20%        $  71.76                    17
EQ/Capital Guardian Growth ............     Class B 1.34%        $  71.11                    67
EQ/Capital Guardian Growth ............     Class B 1.35%        $  71.07                     2
EQ/Capital Guardian Growth ............     Class B 1.45%        $  94.93                    --
EQ/Capital Guardian International .....     Class B 0.50%        $ 107.18                    --
EQ/Capital Guardian International .....     Class B 0.70%        $ 119.46                     1
EQ/Capital Guardian International .....     Class B 0.90%        $ 117.94                     4
EQ/Capital Guardian International .....     Class B 0.95%        $ 144.44                    49
EQ/Capital Guardian International .....     Class B 1.00%        $ 117.19                    --
EQ/Capital Guardian International .....     Class B 1.20%        $ 115.69                    97
EQ/Capital Guardian International .....     Class B 1.34%        $ 114.65                   436
EQ/Capital Guardian International .....     Class B 1.35%        $ 114.58                     1
EQ/Capital Guardian International .....     Class B 1.45%        $ 141.49                    --
EQ/Capital Guardian Research ..........     Class B 0.50%        $ 112.49                    --
EQ/Capital Guardian Research ..........     Class B 0.70%        $ 124.08                     1
EQ/Capital Guardian Research ..........     Class B 0.90%        $ 122.50                    14
EQ/Capital Guardian Research ..........     Class B 0.95%        $ 122.10                    66
EQ/Capital Guardian Research ..........     Class B 1.20%        $ 120.15                   147
EQ/Capital Guardian Research ..........     Class B 1.34%        $ 119.08                 1,015
EQ/Capital Guardian Research ..........     Class B 1.35%        $ 119.00                    14
EQ/Capital Guardian Research ..........     Class B 1.45%        $ 118.23                     2
EQ/Capital Guardian U.S. Equity .......     Class B 0.50%        $ 115.93                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.70%        $ 119.58                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.90%        $ 118.06                    10
EQ/Capital Guardian U.S. Equity .......     Class B 0.95%        $ 117.68                    76

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Capital Guardian U.S. Equity .......     Class B 1.00%        $ 117.30                    --
EQ/Capital Guardian U.S. Equity .......     Class B 1.20%        $ 115.80                   231
EQ/Capital Guardian U.S. Equity .......     Class B 1.34%        $ 114.76                   684
EQ/Capital Guardian U.S. Equity .......     Class B 1.35%        $ 114.69                     2
EQ/Capital Guardian U.S. Equity .......     Class B 1.45%        $ 113.95                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.50%        $ 104.56                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.70%        $ 104.42                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.90%        $ 104.28                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.95%        $ 104.25                    12
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.20%        $ 104.07                    10
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.34%        $ 103.98                    29
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.35%        $ 103.97                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.45%        $ 103.90                    --
EQ/Equity 500 Index ...................     Class A 0.70%        $ 138.41                    --
EQ/Equity 500 Index ...................     Class A 0.90%        $ 197.59                    23
EQ/Equity 500 Index ...................     Class A 1.00%        $ 222.36                    --
EQ/Equity 500 Index ...................     Class A 1.20%        $ 164.80                    --
EQ/Equity 500 Index ...................     Class A 1.34%        $ 272.79                 3,219
EQ/Equity 500 Index ...................     Class A 1.35%        $ 272.46                    85
EQ/Equity 500 Index ...................     Class A 1.45%        $ 103.47                    12
EQ/Equity 500 Index ...................     Class B 0.50%        $  90.23                    --
EQ/Equity 500 Index ...................     Class B 0.70%        $ 138.41                     5
EQ/Equity 500 Index ...................     Class B 0.70%        $  92.14                     4
EQ/Equity 500 Index ...................     Class B 0.90%        $ 107.63                    12
EQ/Equity 500 Index ...................     Class B 0.95%        $  90.68                   220
EQ/Equity 500 Index ...................     Class B 1.20%        $ 103.49                   666
EQ/Evergreen International Bond .......     Class B 0.50%        $  97.69                    --
EQ/Evergreen International Bond .......     Class B 0.70%        $  97.65                    --
EQ/Evergreen International Bond .......     Class B 0.90%        $  97.60                    --
EQ/Evergreen International Bond .......     Class B 0.95%        $  97.59                     1
EQ/Evergreen International Bond .......     Class B 1.00%        $  97.58                    --
EQ/Evergreen International Bond .......     Class B 1.20%        $  97.53                    --
EQ/Evergreen International Bond .......     Class B 1.34%        $  97.50                     4
EQ/Evergreen International Bond .......     Class B 1.35%        $  97.49                    --
EQ/Evergreen International Bond .......     Class B 1.45%        $  97.47                    --
EQ/Evergreen Omega ....................     Class B 0.50%        $  85.83                    --
EQ/Evergreen Omega ....................     Class B 0.70%        $  87.69                    --
EQ/Evergreen Omega ....................     Class B 0.90%        $  86.57                     2
EQ/Evergreen Omega ....................     Class B 0.95%        $  86.29                    37
EQ/Evergreen Omega ....................     Class B 1.00%        $  86.02                    --
EQ/Evergreen Omega ....................     Class B 1.20%        $  84.92                    44
EQ/Evergreen Omega ....................     Class B 1.34%        $  84.15                   204
EQ/Evergreen Omega ....................     Class B 1.35%        $  84.10                     1
EQ/Evergreen Omega ....................     Class B 1.45%        $  83.56                    --
EQ/FI Mid Cap .........................     Class B 0.50%        $ 125.23                    --
EQ/FI Mid Cap .........................     Class B 0.70%        $ 121.04                     2
EQ/FI Mid Cap .........................     Class B 0.90%        $ 119.75                    15
EQ/FI Mid Cap .........................     Class B 0.95%        $ 119.43                   198
EQ/FI Mid Cap .........................     Class B 1.00%        $ 119.11                    --

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/FI Mid Cap .........................     Class B 1.20%        $ 117.83                   468
EQ/FI Mid Cap .........................     Class B 1.34%        $ 116.94                 1,577
EQ/FI Mid Cap .........................     Class B 1.35%        $ 116.88                     5
EQ/FI Mid Cap .........................     Class B 1.45%        $ 116.25                     1
EQ/FI Mid Cap Value ...................     Class B 0.50%        $ 164.04                    --
EQ/FI Mid Cap Value ...................     Class B 0.70%        $ 131.69                     1
EQ/FI Mid Cap Value ...................     Class B 0.90%        $ 129.72                    15
EQ/FI Mid Cap Value ...................     Class B 0.90%        $ 160.54                     5
EQ/FI Mid Cap Value ...................     Class B 0.95%        $ 163.36                   181
EQ/FI Mid Cap Value ...................     Class B 1.00%        $ 128.75                    --
EQ/FI Mid Cap Value ...................     Class B 1.20%        $ 126.82                   377
EQ/FI Mid Cap Value ...................     Class B 1.34%        $ 158.32                 2,279
EQ/FI Mid Cap Value ...................     Class B 1.35%        $ 125.38                    40
EQ/FI Mid Cap Value ...................     Class B 1.45%        $ 124.06                     2
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.50%        $ 105.64                    --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.70%        $ 105.50                    --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.90%        $ 105.35                    --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.95%        $ 105.32                     3
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.20%        $ 105.14                     5
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.34%        $ 105.04                    16
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.35%        $ 105.04                    --
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.45%        $ 104.97                    --
EQ/GAMCO Small Company Value ..........     Class B 0.50%        $ 117.75                    --
EQ/GAMCO Small Company Value ..........     Class B 0.70%        $ 117.46                    --
EQ/GAMCO Small Company Value ..........     Class B 0.90%        $ 117.17                     1
EQ/GAMCO Small Company Value ..........     Class B 0.95%        $ 117.10                    26
EQ/GAMCO Small Company Value ..........     Class B 1.20%        $ 116.74                    62
EQ/GAMCO Small Company Value ..........     Class B 1.34%        $ 116.54                   251
EQ/GAMCO Small Company Value ..........     Class B 1.35%        $ 116.53                     1
EQ/GAMCO Small Company Value ..........     Class B 1.45%        $ 116.38                    --
EQ/International Growth ...............     Class B 0.50%        $ 115.64                    --
EQ/International Growth ...............     Class B 0.70%        $ 115.49                    --
EQ/International Growth ...............     Class B 0.90%        $ 115.34                    --
EQ/International Growth ...............     Class B 0.95%        $ 115.30                     2
EQ/International Growth ...............     Class B 1.20%        $ 115.10                     4
EQ/International Growth ...............     Class B 1.34%        $ 115.00                    13
EQ/International Growth ...............     Class B 1.35%        $ 114.99                    --
EQ/International Growth ...............     Class B 1.45%        $ 114.91                    --
EQ/Janus Large Cap Growth .............     Class B 0.50%        $  71.12                    --
EQ/Janus Large Cap Growth .............     Class B 0.70%        $  66.03                     4
EQ/Janus Large Cap Growth .............     Class B 0.90%        $  65.32                     3
EQ/Janus Large Cap Growth .............     Class B 0.95%        $  65.15                    95
EQ/Janus Large Cap Growth .............     Class B 1.00%        $  64.97                    --
EQ/Janus Large Cap Growth .............     Class B 1.20%        $  64.28                   225
EQ/Janus Large Cap Growth .............     Class B 1.34%        $  63.79                   814
EQ/Janus Large Cap Growth .............     Class B 1.35%        $  63.76                     3
EQ/Janus Large Cap Growth .............     Class B 1.45%        $  63.41                    --
EQ/JPMorgan Core Bond .................     Class B 0.50%        $ 117.03                    --
EQ/JPMorgan Core Bond .................     Class B 0.70%        $ 116.07                     1
EQ/JPMorgan Core Bond .................     Class B 0.90%        $ 115.13                     3
EQ/JPMorgan Core Bond .................     Class B 0.95%        $ 114.89                   180

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/JPMorgan Core Bond .................     Class B 1.00%        $ 114.65                   --
EQ/JPMorgan Core Bond .................     Class B 1.20%        $ 113.71                  130
EQ/JPMorgan Core Bond .................     Class B 1.34%        $ 113.06                  575
EQ/JPMorgan Core Bond .................     Class B 1.35%        $ 113.01                    2
EQ/JPMorgan Core Bond .................     Class B 1.45%        $ 112.55                   --
EQ/JPMorgan Value Opportunities .......     Class B 0.50%        $ 112.39                   --
EQ/JPMorgan Value Opportunities .......     Class B 0.70%        $ 112.65                   --
EQ/JPMorgan Value Opportunities .......     Class B 0.90%        $ 110.96                    5
EQ/JPMorgan Value Opportunities .......     Class B 0.90%        $ 109.75                    1
EQ/JPMorgan Value Opportunities .......     Class B 0.95%        $ 102.75                   22
EQ/JPMorgan Value Opportunities .......     Class B 1.00%        $ 110.13                   --
EQ/JPMorgan Value Opportunities .......     Class B 1.20%        $ 108.48                   39
EQ/JPMorgan Value Opportunities .......     Class B 1.34%        $ 135.43                  382
EQ/JPMorgan Value Opportunities .......     Class B 1.35%        $ 107.25                   16
EQ/JPMorgan Value Opportunities .......     Class B 1.45%        $ 105.33                    1
EQ/Lazard Small Cap Value .............     Class B 0.50%        $ 180.45                   --
EQ/Lazard Small Cap Value .............     Class B 0.70%        $ 189.39                   --
EQ/Lazard Small Cap Value .............     Class B 0.90%        $ 186.98                    9
EQ/Lazard Small Cap Value .............     Class B 0.95%        $ 147.08                   95
EQ/Lazard Small Cap Value .............     Class B 1.00%        $ 185.79                   --
EQ/Lazard Small Cap Value .............     Class B 1.20%        $ 183.41                  120
EQ/Lazard Small Cap Value .............     Class B 1.34%        $ 181.76                  739
EQ/Lazard Small Cap Value .............     Class B 1.35%        $ 181.65                   10
EQ/Lazard Small Cap Value .............     Class B 1.45%        $ 141.51                   --
EQ/Legg Mason Value Equity ............     Class B 0.50%        $ 106.62                   --
EQ/Legg Mason Value Equity ............     Class B 0.70%        $ 106.57                   --
EQ/Legg Mason Value Equity ............     Class B 0.90%        $ 106.52                   --
EQ/Legg Mason Value Equity ............     Class B 0.95%        $ 106.50                    1
EQ/Legg Mason Value Equity ............     Class B 1.00%        $ 106.49                   --
EQ/Legg Mason Value Equity ............     Class B 1.20%        $ 106.44                    6
EQ/Legg Mason Value Equity ............     Class B 1.34%        $ 106.40                   13
EQ/Legg Mason Value Equity ............     Class B 1.35%        $ 106.40                   --
EQ/Legg Mason Value Equity ............     Class B 1.45%        $ 106.38                   --
EQ/Long Term Bond .....................     Class B 0.50%        $ 100.56                   --
EQ/Long Term Bond .....................     Class B 0.70%        $ 100.42                   --
EQ/Long Term Bond .....................     Class B 0.90%        $ 100.29                   --
EQ/Long Term Bond .....................     Class B 0.95%        $ 100.26                   13
EQ/Long Term Bond .....................     Class B 1.00%        $ 100.22                   --
EQ/Long Term Bond .....................     Class B 1.20%        $ 100.09                   21
EQ/Long Term Bond .....................     Class B 1.34%        $  99.99                   71
EQ/Long Term Bond .....................     Class B 1.35%        $  99.99                   --
EQ/Long Term Bond .....................     Class B 1.45%        $  99.92                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.50%        $ 106.59                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.70%        $ 106.44                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.90%        $ 106.30                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.95%        $ 106.27                    2
EQ/Lord Abbett Growth and Income ......     Class B 1.00%        $ 106.23                   --
EQ/Lord Abbett Growth and Income ......     Class B 1.20%        $ 106.09                    3
EQ/Lord Abbett Growth and Income ......     Class B 1.34%        $ 105.99                   11
EQ/Lord Abbett Growth and Income ......     Class B 1.35%        $ 105.98                   --
EQ/Lord Abbett Growth and Income ......     Class B 1.45%        $ 105.91                   --

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Lord Abbett Large Cap Core .........     Class B 0.50%        $ 106.21                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.70%        $ 106.07                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.90%        $ 105.93                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.95%        $ 105.89                     3
EQ/Lord Abbett Large Cap Core .........     Class B 1.00%        $ 105.86                    --
EQ/Lord Abbett Large Cap Core .........     Class B 1.20%        $ 105.72                     2
EQ/Lord Abbett Large Cap Core .........     Class B 1.34%        $ 105.62                    13
EQ/Lord Abbett Large Cap Core .........     Class B 1.35%        $ 105.61                    --
EQ/Lord Abbett Large Cap Core .........     Class B 1.45%        $  91.36                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.50%        $ 112.11                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.70%        $ 111.96                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.90%        $ 111.82                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.95%        $ 111.78                    13
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.00%        $ 111.74                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.20%        $ 111.59                    14
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.34%        $ 111.49                    67
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.35%        $ 111.48                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.45%        $ 111.40                    --
EQ/Marsico Focus ......................     Class B 0.50%        $ 147.58                    --
EQ/Marsico Focus ......................     Class B 0.70%        $ 146.32                    --
EQ/Marsico Focus ......................     Class B 0.90%        $ 145.08                    11
EQ/Marsico Focus ......................     Class B 0.95%        $ 144.77                   180
EQ/Marsico Focus ......................     Class B 1.00%        $ 144.46                    --
EQ/Marsico Focus ......................     Class B 1.20%        $ 143.22                   241
EQ/Marsico Focus ......................     Class B 1.34%        $ 142.37                 1,217
EQ/Marsico Focus ......................     Class B 1.35%        $ 142.31                     6
EQ/Marsico Focus ......................     Class B 1.45%        $ 141.69                    --
EQ/Mercury Basic Value Equity .........     Class B 0.50%        $ 130.65                    --
EQ/Mercury Basic Value Equity .........     Class B 0.70%        $ 164.45                    --
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 161.99                     9
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 158.27                     4
EQ/Mercury Basic Value Equity .........     Class B 0.95%        $ 134.83                   168
EQ/Mercury Basic Value Equity .........     Class B 1.00%        $ 160.78                    --
EQ/Mercury Basic Value Equity .........     Class B 1.20%        $ 158.36                    --
EQ/Mercury Basic Value Equity .........     Class B 1.20%        $ 157.16                   294
EQ/Mercury Basic Value Equity .........     Class B 1.34%        $ 202.92                 1,330
EQ/Mercury Basic Value Equity .........     Class B 1.35%        $ 156.58                    19
EQ/Mercury Basic Value Equity .........     Class B 1.45%        $ 154.23                     2
EQ/Mercury International Value ........     Class B 0.50%        $ 106.30                    --
EQ/Mercury International Value ........     Class B 0.70%        $ 130.47                     2
EQ/Mercury International Value ........     Class B 0.90%        $ 128.80                    10
EQ/Mercury International Value ........     Class B 0.95%        $ 128.39                   159
EQ/Mercury International Value ........     Class B 1.00%        $ 127.98                    --
EQ/Mercury International Value ........     Class B 1.20%        $ 126.34                   197
EQ/Mercury International Value ........     Class B 1.34%        $ 125.21                 1,260
EQ/Mercury International Value ........     Class B 1.35%        $ 125.13                    17
EQ/Mercury International Value ........     Class B 1.45%        $ 136.12                     1
EQ/MFS Emerging Growth Companies ......     Class B 0.50%        $  56.29                    --
EQ/MFS Emerging Growth Companies ......     Class B 0.70%        $  99.73                     4
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $  98.24                    25
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $  87.96                     5

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/MFS Emerging Growth Companies ......     Class B 0.95%        $  83.12                   124
EQ/MFS Emerging Growth Companies ......     Class B 1.00%        $  97.50                    --
EQ/MFS Emerging Growth Companies ......     Class B 1.20%        $  92.23                   215
EQ/MFS Emerging Growth Companies ......     Class B 1.34%        $ 142.04                 2,130
EQ/MFS Emerging Growth Companies ......     Class B 1.35%        $  94.95                    55
EQ/MFS Emerging Growth Companies ......     Class B 1.45%        $  90.50                     9
EQ/MFS Investors Trust ................     Class B 0.50%        $  91.93                    --
EQ/MFS Investors Trust ................     Class B 0.70%        $  96.43                    --
EQ/MFS Investors Trust ................     Class B 0.90%        $  95.21                     2
EQ/MFS Investors Trust ................     Class B 0.95%        $  94.90                    16
EQ/MFS Investors Trust ................     Class B 1.00%        $  94.60                    --
EQ/MFS Investors Trust ................     Class B 1.20%        $  93.39                    31
EQ/MFS Investors Trust ................     Class B 1.34%        $  92.55                   132
EQ/MFS Investors Trust ................     Class B 1.35%        $  92.49                    --
EQ/MFS Investors Trust ................     Class B 1.45%        $  91.89                    --
EQ/Money Market .......................     Class A 0.70%        $ 123.61                    --
EQ/Money Market .......................     Class A 0.74%        $ 132.05                    --
EQ/Money Market .......................     Class A 0.74%        $  43.38                    79
EQ/Money Market .......................     Class A 0.90%        $ 130.47                    19
EQ/Money Market .......................     Class A 1.20%        $ 123.17                    --
EQ/Money Market .......................     Class A 1.35%        $ 135.29                    63
EQ/Money Market .......................     Class A 1.35%        $ 134.65                   166
EQ/Money Market .......................     Class A 1.45%        $ 113.11                    --
EQ/Money Market .......................     Class A 1.49%        $  34.19                 1,383
EQ/Money Market .......................     Class B 0.50%        $ 107.81                    --
EQ/Money Market .......................     Class B 0.70%        $ 123.61                    --
EQ/Money Market .......................     Class B 0.70%        $ 112.56                    --
EQ/Money Market .......................     Class B 0.90%        $ 115.83                     1
EQ/Money Market .......................     Class B 0.90%        $ 104.78                     1
EQ/Money Market .......................     Class B 0.95%        $ 110.78                   159
EQ/Money Market .......................     Class B 1.20%        $ 113.12                    68
EQ/Montag & Caldwell Growth ...........     Class B 0.50%        $ 109.97                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.70%        $ 109.70                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.90%        $ 109.43                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.95%        $ 109.36                     3
EQ/Montag & Caldwell Growth ...........     Class B 1.00%        $ 109.30                    --
EQ/Montag & Caldwell Growth ...........     Class B 1.20%        $ 109.03                     6
EQ/Montag & Caldwell Growth ...........     Class B 1.34%        $ 108.84                    17
EQ/Montag & Caldwell Growth ...........     Class B 1.35%        $ 108.83                    --
EQ/Montag & Caldwell Growth ...........     Class B 1.45%        $ 108.69                    --
EQ/PIMCO Real Return ..................     Class B 0.50%        $  99.91                    --
EQ/PIMCO Real Return ..................     Class B 0.70%        $  99.78                    --
EQ/PIMCO Real Return ..................     Class B 0.90%        $  99.64                    --
EQ/PIMCO Real Return ..................     Class B 0.95%        $  99.61                    32
EQ/PIMCO Real Return ..................     Class B 1.00%        $  99.58                    --
EQ/PIMCO Real Return ..................     Class B 1.20%        $  99.44                    35
EQ/PIMCO Real Return ..................     Class B 1.34%        $  99.35                    82
EQ/PIMCO Real Return ..................     Class B 1.35%        $  99.34                    --
EQ/PIMCO Real Return ..................     Class B 1.45%        $  99.28                    --
EQ/Short Duration Bond ................     Class B 0.50%        $ 100.36                    --
EQ/Short Duration Bond ................     Class B 0.70%        $ 100.23                    --
EQ/Short Duration Bond ................     Class B 0.90%        $ 100.09                    --

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                          Contract charges   Unit Fair Value   Units Outstanding (000's)
                                         ------------------ ----------------- --------------------------
EQ/Short Duration Bond ...............     Class B 0.95%        $ 100.06                     6
EQ/Short Duration Bond ...............     Class B 1.00%        $ 100.03                    --
EQ/Short Duration Bond ...............     Class B 1.20%        $  99.89                     3
EQ/Short Duration Bond ...............     Class B 1.34%        $  99.80                    13
EQ/Short Duration Bond ...............     Class B 1.35%        $  99.79                    --
EQ/Short Duration Bond ...............     Class B 1.45%        $  99.72                    --
EQ/Small Company Index ...............     Class B 0.50%        $ 145.04                    --
EQ/Small Company Index ...............     Class B 0.70%        $ 143.86                     2
EQ/Small Company Index ...............     Class B 0.90%        $ 142.68                     5
EQ/Small Company Index ...............     Class B 0.95%        $ 142.39                    43
EQ/Small Company Index ...............     Class B 1.00%        $ 142.10                    --
EQ/Small Company Index ...............     Class B 1.20%        $ 140.93                   133
EQ/Small Company Index ...............     Class B 1.34%        $ 140.12                   537
EQ/Small Company Index ...............     Class B 1.35%        $ 140.06                     3
EQ/Small Company Index ...............     Class B 1.45%        $ 139.49                    --
EQ/TCW Equity ........................     Class B 0.50%        $ 115.29                    --
EQ/TCW Equity ........................     Class B 0.70%        $ 115.01                    --
EQ/TCW Equity ........................     Class B 0.90%        $ 114.73                    --
EQ/TCW Equity ........................     Class B 0.95%        $ 114.66                     8
EQ/TCW Equity ........................     Class B 1.00%        $ 114.49                    --
EQ/TCW Equity ........................     Class B 1.20%        $ 114.31                    26
EQ/TCW Equity ........................     Class B 1.34%        $ 114.11                    36
EQ/TCW Equity ........................     Class B 1.35%        $ 114.10                    --
EQ/TCW Equity ........................     Class B 1.45%        $ 113.95                    --
EQ/UBS Growth and Income .............     Class B 0.50%        $ 118.70                    --
EQ/UBS Growth and Income .............     Class B 0.70%        $ 118.41                    --
EQ/UBS Growth and Income .............     Class B 0.90%        $ 118.12                    --
EQ/UBS Growth and Income .............     Class B 0.95%        $ 118.05                     5
EQ/UBS Growth and Income .............     Class B 1.00%        $ 117.97                    --
EQ/UBS Growth and Income .............     Class B 1.20%        $ 117.68                    21
EQ/UBS Growth and Income .............     Class B 1.34%        $ 117.48                    41
EQ/UBS Growth and Income .............     Class B 1.35%        $ 117.46                    --
EQ/UBS Growth and Income .............     Class B 1.45%        $ 117.32                    --
EQ/Van Kampen Comstock ...............     Class B 0.50%        $ 104.88                    --
EQ/Van Kampen Comstock ...............     Class B 0.70%        $ 104.74                    --
EQ/Van Kampen Comstock ...............     Class B 0.90%        $ 104.60                    --
EQ/Van Kampen Comstock ...............     Class B 0.95%        $ 104.56                     8
EQ/Van Kampen Comstock ...............     Class B 1.00%        $ 104.53                    --
EQ/Van Kampen Comstock ...............     Class B 1.20%        $ 104.39                     9
EQ/Van Kampen Comstock ...............     Class B 1.34%        $ 104.29                    47
EQ/Van Kampen Comstock ...............     Class B 1.35%        $ 104.28                    --
EQ/Van Kampen Comstock ...............     Class B 1.45%        $ 104.21                    --
EQ/Van Kampen Emerging Markets Equity      Class B 0.50%        $ 178.13                    --
EQ/Van Kampen Emerging Markets Equity      Class B 0.70%        $ 220.86                    --
EQ/Van Kampen Emerging Markets Equity      Class B 0.90%        $ 217.56                     2
EQ/Van Kampen Emerging Markets Equity      Class B 0.90%        $ 258.05                     2
EQ/Van Kampen Emerging Markets Equity      Class B 0.95%        $ 191.11                    92
EQ/Van Kampen Emerging Markets Equity      Class B 1.00%        $ 215.93                    --
EQ/Van Kampen Emerging Markets Equity      Class B 1.20%        $ 200.85                   144
EQ/Van Kampen Emerging Markets Equity      Class B 1.34%        $ 139.53                 1,420

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                     Contract charges   Unit Fair Value   Units Outstanding (000's)
                                                    ------------------ ----------------- --------------------------
EQ/Van Kampen Emerging Markets Equity ...........     Class B 1.34%        $ 225.55                    4
EQ/Van Kampen Emerging Markets Equity ...........     Class B 1.35%        $ 210.28                   18
EQ/Van Kampen Emerging Markets Equity ...........     Class B 1.45%        $ 197.09                    1
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.50%        $ 124.44                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.70%        $ 124.27                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.90%        $ 124.11                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.90%        $ 124.07                    3
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.95%        $ 124.02                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.00%        $ 124.02                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.20%        $ 123.86                    4
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.34%        $ 123.74                   32
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.35%        $ 123.73                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.45%        $ 123.65                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 0.50%        $ 119.72                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 0.70%        $ 119.56                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 0.90%        $ 119.40                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 0.95%        $ 119.36                    1
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.00%        $ 119.32                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.20%        $ 119.16                    1
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.34%        $ 119.05                    3
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.35%        $ 119.04                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.45%        $ 118.96                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 0.50%        $ 109.94                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 0.70%        $ 108.82                    1
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 0.90%        $ 108.95                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 0.95%        $ 108.82                    9
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.00%        $ 108.70                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.20%        $ 108.21                   13
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.34%        $ 107.86                   54
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.35%        $ 107.84                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.45%        $ 107.59                   --
U.S. Real Estate -- Class II ....................     Class B 0.50%        $ 168.35                   --
U.S. Real Estate -- Class II ....................     Class B 0.70%        $ 167.59                    1
U.S. Real Estate -- Class II ....................     Class B 0.90%        $ 166.84                    3
U.S. Real Estate -- Class II ....................     Class B 0.95%        $ 166.65                   41
U.S. Real Estate -- Class II ....................     Class B 1.00%        $ 166.46                   --
U.S. Real Estate -- Class II ....................     Class B 1.20%        $ 165.70                   86
U.S. Real Estate -- Class II ....................     Class B 1.34%        $ 165.18                  435
U.S. Real Estate -- Class II ....................     Class B 1.35%        $ 165.14                    1
U.S. Real Estate -- Class II ....................     Class B 1.45%        $ 164.77                   --

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-
                                                      Allocation       Allocation       Plus Allocation
                                                   --------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  764,084      $   385,019         $   689,764
 Expenses:
  Asset-based charges ............................       192,557          131,053             192,260
  Less: Reduction for expense limitation .........            --               --                  --
                                                      ----------      -----------         -----------
  Net Expenses ...................................       192,557          131,053             192,260
                                                      ----------      -----------         -----------
Net Investment Income (Loss) .....................       571,527          253,966             497,504
                                                      ----------      -----------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       605,763          126,814             230,517
  Realized gain distribution from The Trusts .....            --           24,208              51,505
                                                      ----------      -----------         -----------
 Net realized gain (loss) ........................       605,763          151,022             282,022
                                                      ----------      -----------         -----------
  Change in unrealized appreciation
   (depreciation) of investments .................       281,891         (242,871)           (324,896)
                                                      ----------      -----------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       887,654          (91,849)            (42,874)
                                                      ----------      -----------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,459,181      $   162,117         $   454,630
                                                      ==========      ===========         ===========



                                                    AXA Moderate    AXA Moderate-     AXA Premier VIP    AXA Premier VIP
                                                     Allocation    Plus Allocation   Aggressive Equity      Core Bond
                                                   -------------- ----------------- ------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 42,413,327      $3,067,369                  --      $   2,345,674
 Expenses:
  Asset-based charges ............................    23,674,219         751,978          13,647,436            841,992
  Less: Reduction for expense limitation .........    (6,507,669)             --          (2,989,113)                --
                                                    ------------      ----------          ----------      -------------
  Net Expenses ...................................    17,166,551         751,978          10,658,324            841,992
                                                    ------------      ----------          ----------      -------------
Net Investment Income (Loss) .....................    25,246,776       2,315,391         (10,658,324)         1,503,682
                                                    ------------      ----------         -----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    17,200,129         924,360         (33,806,813)           (88,672)
  Realized gain distribution from The Trusts .....            --              --                  --                 --
                                                    ------------      ----------         -----------      -------------
 Net realized gain (loss) ........................    17,200,129         924,360         (33,806,813)           (88,672)
                                                    ------------      ----------         -----------      -------------
  Change in unrealized appreciation
   (depreciation) of investments .................    21,156,626       1,385,403         113,069,007         (1,086,942)
                                                    ------------      ----------         -----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    38,356,755       2,309,763          79,262,194         (1,175,614)
                                                    ------------      ----------         -----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 63,603,531      $4,625,154      $   68,603,871      $     328,068
                                                    ============      ==========      ==============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                      Health Care        High Yield     International Equity
                                                   ----------------- ----------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,006,918       $ 13,412,764          $2,251,780
 Expenses:
  Asset-based charges ............................       480,720          2,183,226             687,011
  Less: Reduction for expense limitation .........            --                 --                  --
                                                      ----------       ------------          ----------
  Net Expenses ...................................       480,720          2,183,226             687,011
                                                      ----------       ------------          ----------
Net Investment Income (Loss) .....................       526,198         11,229,538           1,564,769
                                                      ----------       ------------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (73,854)          (348,211)          3,316,733
  Realized gain distribution from The Trusts .....     1,096,134                 --           2,121,777
                                                      ----------       ------------          ----------
 Net realized gain (loss) ........................     1,022,280           (348,211)          5,438,510
                                                      ----------       ------------          ----------
  Change in unrealized appreciation
   (depreciation) of investments .................       784,518         (7,591,995)            817,466
                                                      ----------       ------------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,806,798         (7,940,206)          6,255,976
                                                      ----------       ------------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,332,996       $  3,289,332          $7,820,745
                                                      ==========       ============          ==========



                                                    AXA Premier VIP  AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Large Cap        Large Cap         Large Cap          Mid Cap
                                                      Core Equity         Growth            Value             Growth
                                                   ---------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  184,099               --       $   1,249,713     $   1,236,856
 Expenses:
  Asset-based charges ............................       238,295          437,520             504,999           922,691
  Less: Reduction for expense limitation .........            --               --                  --                --
                                                      ----------          -------       -------------     -------------
  Net Expenses ...................................       238,295          437,520             504,999           922,691
                                                      ----------          -------       -------------     -------------
Net Investment Income (Loss) .....................       (54,196)        (437,520)            744,714           314,165
                                                      ----------         --------       -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,539,177        1,379,468           1,893,238         4,318,341
  Realized gain distribution from The Trusts .....       376,956               --           1,006,521         8,921,589
                                                      ----------        ---------       -------------     -------------
 Net realized gain (loss) ........................     1,916,133        1,379,468           2,899,759        13,239,930
                                                      ----------        ---------       -------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments .................      (683,093)       1,313,405          (1,294,817)       (8,252,546)
                                                      ----------        ---------       -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,233,040        2,692,873           1,604,942         4,987,384
                                                      ----------        ---------       -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,178,844       $2,255,353       $   2,349,656     $   5,301,549
                                                      ==========       ==========       =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    AXA Premier VIP
                                                        Mid Cap       AXA Premier VIP     EQ/Alliance
                                                         Value           Technology      Common Stock
                                                   ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    4,618,677     $          --    $  46,093,940
 Expenses:
  Asset-based charges ............................         856,364         1,376,573       63,365,091
  Less: Reduction for expense limitation .........              --                --       (8,267,847)
                                                    --------------     -------------    -------------
  Net Expenses ...................................         856,364         1,376,573       55,097,243
                                                    --------------     -------------    -------------
Net Investment Income (Loss) .....................       3,762,313        (1,376,573)      (9,003,303)
                                                    --------------     -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       6,171,868         5,452,891      (37,455,125)
  Realized gain distribution from The Trusts .....      10,061,101                --               --
                                                    --------------     -------------    -------------
 Net realized gain (loss) ........................      16,232,969         5,452,891      (37,455,125)
                                                    --------------     -------------    -------------
  Change in unrealized appreciation
   (depreciation) of investments .................     (16,076,892)        5,694,255      175,317,492
                                                    --------------     -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         156,077        11,147,146      137,862,367
                                                    --------------     -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    3,918,390     $   9,770,573    $ 128,859,064
                                                    ==============     =============    =============



                                                                      EQ/Alliance
                                                      EQ/Alliance     Intermediate                    EQ/Alliance
                                                      Growth and       Government     EQ/Alliance      Large Cap
                                                        Income         Securities    International       Growth
                                                   ---------------- --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   13,472,957   $   5,102,438    $11,774,885    $         --
 Expenses:
  Asset-based charges ............................      14,373,383       1,849,609      8,886,171       1,923,340
  Less: Reduction for expense limitation .........              --          (8,525)            --              --
                                                    --------------   -------------    -----------    ------------
  Net Expenses ...................................      14,373,383       1,841,084      8,886,171       1,923,340
                                                    --------------   -------------    -----------    ------------
Net Investment Income (Loss) .....................        (900,426)      3,261,354      2,888,714      (1,923,340)
                                                    --------------   -------------    -----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      28,195,887      (1,030,160)    47,600,861      (1,998,688)
  Realized gain distribution from The Trusts .....      32,948,030              --             --              --
                                                    --------------   -------------    -----------    ------------
 Net realized gain (loss) ........................      61,143,917      (1,030,160)    47,600,861      (1,998,688)
                                                    --------------   -------------    -----------    ------------
  Change in unrealized appreciation
   (depreciation) of investments .................     (13,424,472)     (2,002,479)    40,900,846      22,548,456
                                                    --------------   -------------    -----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      47,719,445      (3,032,639)    88,501,707      20,549,768
                                                    --------------   -------------    -----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   46,819,019   $     228,715    $91,390,421    $ 18,626,429
                                                    ==============   =============    ===========    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                     EQ/Alliance
                                                     EQ/Alliance      Small Cap           EQ/Ariel
                                                     Quality Bond       Growth      Appreciation II (b)
                                                   --------------- --------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   6,381,049   $         --          $  759
 Expenses:
  Asset-based charges ............................      2,094,768      4,539,780             521
  Less: Reduction for expense limitation .........             --             --              --
                                                    -------------   ------------          ------
  Net Expenses ...................................      2,094,768      4,539,780             521
                                                    -------------   ------------          ------
Net Investment Income (Loss) .....................      4,286,281     (4,539,780)            238
                                                    -------------   ------------          ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        487,086     14,882,646              59
  Realized gain distribution from The Trusts .....             --             --              --
                                                    -------------   ------------          ------
 Net realized gain (loss) ........................        487,086     14,882,646              59
                                                    -------------   ------------          ------
  Change in unrealized appreciation
   (depreciation) of investments .................     (3,294,810)    24,371,988            (814)
                                                    -------------   ------------          ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (2,807,724)    39,254,634            (755)
                                                    -------------   ------------          ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   1,478,557   $ 34,714,854          $ (517)
                                                    =============   ============          ======



                                                    EQ/Bear Stearns                                             EQ/Calvert
                                                     Small Company       EQ/Bernstein     EQ/Boston Advisors     Socially
                                                       Growth (a)     Diversified Value      Equity Income      Responsible
                                                   ----------------- ------------------- -------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $228,892        $  4,140,334          $  452,470        $       --
 Expenses:
  Asset-based charges ............................        90,214           4,491,778             278,607           153,557
  Less: Reduction for expense limitation .........            --                  --                  --                --
                                                        --------        ------------          ----------        ----------
  Net Expenses ...................................        90,214           4,491,778             278,607           153,557
                                                        --------        ------------          ----------        ----------
Net Investment Income (Loss) .....................       138,678            (351,444)            173,863          (153,557)
                                                        --------        ------------          ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       206,605          11,170,947             280,164           251,869
  Realized gain distribution from The Trusts .....            --           7,446,102                  --           514,171
                                                        --------        ------------          ----------        ----------
 Net realized gain (loss) ........................       206,605          18,617,049             280,164           766,040
                                                        --------        ------------          ----------        ----------
  Change in unrealized appreciation
   (depreciation) of investments .................       219,362          (3,915,633)            767,174           482,643
                                                        --------        ------------          ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       425,967          14,701,416           1,047,338         1,248,683
                                                        --------        ------------          ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $564,645        $ 14,349,972          $1,221,201        $1,095,126
                                                        ========        ============          ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Capital    EQ/Capital
                                                     Guardian      Guardian         EQ/Capital
                                                      Growth    International   Guardian Research
                                                   ----------- --------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  12,221     $  881,270      $     818,009
 Expenses:
  Asset-based charges ............................     72,564        680,368          1,952,736
  Less: Reduction for expense limitation .........         --             --                 --
                                                    ---------     ----------      -------------
  Net Expenses ...................................     72,564        680,368          1,952,736
                                                    ---------     ----------      -------------
Net Investment Income (Loss) .....................    (60,343)       200,902         (1,134,727)
                                                    ---------     ----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    216,632      3,330,804          8,909,482
  Realized gain distribution from The Trusts .....         --         75,889                 --
                                                    ---------     ----------      -------------
 Net realized gain (loss) ........................    216,632      3,406,693          8,909,482
                                                    ---------     ----------      -------------
  Change in unrealized appreciation
   (depreciation) of investments .................    171,278      5,293,529         (1,079,011)
                                                    ---------     ----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    387,910      8,700,222          7,830,471
                                                    ---------     ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 327,567     $8,901,124      $   6,695,744
                                                    =========     ==========      =============



                                                      EQ/Capital    EQ/Caywood-Scholl                  EQ/Evergreen
                                                       Guardian         High Yield        EQ/Equity    International
                                                     U.S. Equity         Bond (a)         500 Index      Bond (b)
                                                   --------------- ------------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     589,006      $   274,281      $ 15,457,531     $    --
 Expenses:
  Asset-based charges ............................      1,370,393           17,633        13,285,255         547
  Less: Reduction for expense limitation .........             --               --                --          --
                                                    -------------      -----------      ------------     -------
  Net Expenses ...................................      1,370,393           17,633        13,285,255         547
                                                    -------------      -----------      ------------     -------
Net Investment Income (Loss) .....................       (781,387)         256,648         2,172,276        (547)
                                                    -------------      -----------      ------------     -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      7,048,228            8,101        15,134,884        (541)
  Realized gain distribution from The Trusts .....      5,636,133               --        17,961,189          --
                                                    -------------      -----------      ------------     -------
 Net realized gain (loss) ........................     12,684,361            8,101        33,096,073        (541)
                                                    -------------      -----------      ------------     -------
  Change in unrealized appreciation
   (depreciation) of investments .................     (6,726,764)        (225,977)       (3,428,705)      1,608
                                                    -------------      -----------      ------------     -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      5,957,597         (217,876)       29,667,368       1,067
                                                    -------------      -----------      ------------     -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   5,176,210      $    38,772      $ 31,839,644     $   520
                                                    =============      ===========      ============     =======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Evergreen        EQ/FI            EQ/FI
                                                        Omega          Mid Cap       Mid Cap Value
                                                   -------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     8,594    $   18,552,700   $   19,415,982
 Expenses:
  Asset-based charges ............................      301,122         3,031,446        5,279,570
  Less: Reduction for expense limitation .........           --                --               --
                                                    -----------    --------------   --------------
  Net Expenses ...................................      301,122         3,031,446        5,279,570
                                                    -----------    --------------   --------------
Net Investment Income (Loss) .....................     (292,528)       15,521,254       14,136,412
                                                    -----------    --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      535,917        15,041,264       22,321,349
  Realized gain distribution from The Trusts .....      723,569        15,537,685       26,907,194
                                                    -----------    --------------   --------------
 Net realized gain (loss) ........................    1,259,486        30,578,949       49,228,543
                                                    -----------    --------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments .................     (353,308)      (32,776,414)     (23,814,334)
                                                    -----------    --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      906,178        (2,197,465)      25,414,209
                                                    -----------    --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   613,650    $   13,323,789   $   39,550,621
                                                    ===========    ==============   ==============



                                                        EQ/GAMCO          EQ/GAMCO                          EQ/Janus
                                                       Mergers and     Small Company   EQ/International    Large Cap
                                                    Acquisitions (a)     Value (a)        Growth (a)         Growth
                                                   ------------------ --------------- ------------------ -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   44,842      $     249,127       $ 12,332       $    1,155
 Expenses:
  Asset-based charges ............................          9,860            338,325          6,109          894,611
  Less: Reduction for expense limitation .........             --                 --             --               --
                                                       ----------      -------------       --------       ----------
  Net Expenses ...................................          9,860            338,325          6,109          894,611
                                                       ----------      -------------       --------       ----------
Net Investment Income (Loss) .....................         34,982            (89,198)         6,223         (893,456)
                                                       ----------      -------------       --------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          5,417            297,850         39,083        2,319,253
  Realized gain distribution from The Trusts .....          5,406          2,444,388             --               --
                                                       ----------      -------------       --------       ----------
 Net realized gain (loss) ........................         10,823          2,742,238         39,083        2,319,253
                                                       ----------      -------------       --------       ----------
  Change in unrealized appreciation
   (depreciation) of investments .................        (19,796)        (1,552,859)        58,881        2,604,569
                                                       ----------      -------------       --------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (8,973)         1,189,379         97,964        4,923,822
                                                       ----------      -------------       --------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $   26,009      $   1,100,181       $104,187       $4,030,366
                                                       ==========      =============       ========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                     EQ/JPMorgan       EQ/Lazard
                                                     EQ/JPMorgan        Value          Small Cap
                                                      Core Bond     Opportunities        Value
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   3,402,022     $  933,149    $    7,388,163
 Expenses:
  Asset-based charges ............................      1,083,003        805,683         2,059,263
  Less: Reduction for expense limitation .........             --             --                --
                                                    -------------     ----------    --------------
  The Trusts shares held Net Expenses ............      1,083,003        805,683         2,059,263
                                                    -------------     ----------    --------------
Net Investment Income (Loss) .....................      2,319,019        127,466         5,328,900
                                                    -------------     ----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (340,061)       919,443         7,132,057
  Realized gain distribution from The Trusts .....             --             --         7,881,567
                                                    -------------     ----------    --------------
 Net realized gain (loss) ........................       (340,061)       919,443        15,013,624
                                                    -------------     ----------    --------------
  Change in unrealized appreciation
   (depreciation) of investments .................     (1,183,653)       481,216       (14,340,866)
                                                    -------------     ----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,523,714)     1,400,659           672,758
                                                    -------------     ----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     795,305     $1,528,125    $    6,001,658
                                                    =============     ==========    ==============



                                                                                       EQ/Lord Abbett   EQ/Lord Abbett
                                                      EQ/Legg Mason       EQ/Long        Growth and        Large Cap
                                                    Value Equity (b)   Term Bond (a)     Income (a)        Core (a)
                                                   ------------------ --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $     605        $  187,521         $ 8,862         $  6,265
 Expenses:
  Asset-based charges ............................         2,370            41,856           5,623            8,067
  Less: Reduction for expense limitation .........            --                --              --               --
                                                       ---------        ----------         -------         --------
  The Trusts shares held Net Expenses ............         2,370            41,856           5,623            8,067
                                                       ---------        ----------         -------         --------
Net Investment Income (Loss) .....................        (1,765)          145,665           3,239           (1,802)
                                                       ---------        ----------         -------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         7,619           (40,929)          2,628            9,008
  Realized gain distribution from The Trusts .....            --            68,454              --               --
                                                       ---------        ----------         -------         --------
 Net realized gain (loss) ........................         7,619            27,525           2,628            9,008
                                                       ---------        ----------         -------         --------
  Change in unrealized appreciation
   (depreciation) of investments .................        (2,785)         (189,959)         39,932           37,886
                                                       ---------        ----------         -------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         4,834          (162,434)         42,560           46,894
                                                       ---------        ----------         -------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $   3,069        $  (16,769)        $45,799         $ 45,092
                                                       =========        ==========         =======         ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Lord Abbett                    EQ/Mercury
                                                       Mid Cap        EQ/Marsico      Basic Value
                                                      Value (a)         Focus           Equity
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 64,772     $         --    $    4,698,255
 Expenses:
  Asset-based charges ............................       42,732        2,786,191         4,442,659
  Less: Reduction for expense limitation .........           --               --                --
                                                       --------     ------------    --------------
  Net Expenses ...................................       42,732        2,786,191         4,442,659
                                                       --------     ------------    --------------
Net Investment Income (Loss) .....................       22,040       (2,786,191)          255,596
                                                       --------     ------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       90,725        8,913,268        11,253,773
  Realized gain distribution from The Trusts .....           --        5,375,407        14,352,198
                                                       --------     ------------    --------------
 Net realized gain (loss) ........................       90,725       14,288,675        25,605,971
                                                       --------     ------------    --------------
  Change in unrealized appreciation
   (depreciation) of investments .................      199,206        7,856,510       (20,439,649)
                                                       --------     ------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      289,931       22,145,185         5,166,322
                                                       --------     ------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $311,971     $ 19,358,994    $    5,421,918
                                                       ========     ============    ==============



                                                      EQ/Mercury         EQ/MFS
                                                    International   Emerging Growth        EQ/MFS         EQ/Money
                                                        Value          Companies      Investors Trust      Market
                                                   --------------- ----------------- ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 3,262,113     $         --       $    83,038     $3,204,552
 Expenses:
  Asset-based charges ............................     2,255,467        4,451,247           214,366      1,457,809
  Less: Reduction for expense limitation .........            --               --                --        (71,413)
                                                     -----------     ------------       -----------     ----------
  Net Expenses ...................................     2,255,467        4,451,247           214,366      1,386,396
                                                     -----------     ------------       -----------     ----------
Net Investment Income (Loss) .....................     1,006,646       (4,451,247)         (131,328)     1,818,156
                                                     -----------     ------------       -----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    10,437,226       (5,441,925)          947,339       (287,750)
  Realized gain distribution from The Trusts .....            --               --                --             --
                                                     -----------     ------------       -----------     ----------
 Net realized gain (loss) ........................    10,437,226       (5,441,925)          947,339       (287,750)
                                                     -----------     ------------       -----------     ----------
  Change in unrealized appreciation
   (depreciation) of investments .................     6,001,364       33,511,926           133,225        216,075
                                                     -----------     ------------       -----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    16,438,590       28,070,001         1,080,564        (71,675)
                                                     -----------     ------------       -----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $17,445,236     $ 23,618,754       $   949,236     $1,746,481
                                                     ===========     ============       ===========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                        EQ/Montag &           EQ/PIMCO
                                                    Caldwell Growth (a)   Real Return (a)
                                                   --------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $    6,371          $  291,122
 Expenses:
  Asset-based charges ............................          18,108              57,613
  Less: Reduction for expense limitation .........              --                  --
                                                        ----------          ----------
  Net Expenses ...................................          18,108              57,613
                                                        ----------          ----------
Net Investment Income (Loss) .....................         (11,737)            233,509
                                                        ----------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          19,881              (5,202)
  Realized gain distribution from The Trusts .....              --               8,933
                                                        ----------          ----------
 Net realized gain (loss) ........................          19,881               3,731
                                                        ----------          ----------
  Change in unrealized appreciation
   (depreciation) of investments .................          68,669            (278,278)
                                                        ----------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          88,550            (274,547)
                                                        ----------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $   76,814          $  (41,038)
                                                        ==========          ==========



                                                                                                       EQ/UBS
                                                         EQ/Short          EQ/Small       EQ/TCW     Growth and   EQ/Van Kampen
                                                    Duration Bond (a)   Company Index   Equity (a)     Income     Comstock (a)
                                                   ------------------- --------------- ------------ ------------ --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   21,199       $   1,094,726   $      --     $ 46,755      $ 48,876
 Expenses:
  Asset-based charges ............................          7,898           1,143,860      62,403       41,665        26,552
  Less: Reduction for expense limitation .........             --                  --          --           --            --
                                                       ----------       -------------   ---------     --------      --------
  Net Expenses ...................................          7,898           1,143,860      62,403       41,665        26,552
                                                       ----------       -------------   ---------     --------      --------
Net Investment Income (Loss) .....................         13,301             (49,134)    (62,403)       5,090        22,324
                                                       ----------       -------------   ---------     --------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............             18           3,302,124     426,353       19,641         7,107
  Realized gain distribution from The Trusts .....              7           4,503,828          --           --            --
                                                       ----------       -------------   ---------     --------      --------
 Net realized gain (loss) ........................             25           7,805,952     426,353       19,641         7,107
                                                       ----------       -------------   ---------     --------      --------
  Change in unrealized appreciation
   (depreciation) of investments .................        (13,194)         (4,517,705)    234,184      352,245       170,520
                                                       ----------       -------------   ---------     --------      --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (13,169)          3,288,247     660,537      371,886       177,627
                                                       ----------       -------------   ---------     --------      --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $      132       $   3,239,113   $ 598,134     $376,976      $199,951
                                                       ==========       =============   =========     ========      ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                      EQ/Van Kampen    EQ/Van Kampen
                                                    Emerging Markets      Mid Cap
                                                         Equity          Growth (a)
                                                   ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  1,133,458       $      --
 Expenses:
  Asset-based charges ............................       2,407,063          15,509
  Less: Reduction for expense limitation .........              --              --
                                                      ------------       ---------
  Net Expenses ...................................       2,407,063          15,509
                                                      ------------       ---------
Net Investment Income (Loss) .....................      (1,273,605)        (15,509)
                                                      ------------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      29,848,642         267,812
  Realized gain distribution from The Trusts .....       7,954,817              --
                                                      ------------       ---------
 Net realized gain (loss) ........................      37,803,459         267,812
                                                      ------------       ---------
  Change in unrealized appreciation
   (depreciation) of investments .................      17,450,383          26,382
                                                      ------------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      55,253,842         294,194
                                                      ------------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 53,980,237       $ 278,685
                                                      ============       =========



                                                    EQ/Wells Fargo    Laudus Rosenberg
                                                      Montgomery         VIT Value       U.S. Real Estate --
                                                       Small Cap     Long/Short Equity        Class II
                                                   ---------------- ------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   28,131         $      --           $ 2,761,164
 Expenses:
  Asset-based charges ............................         3,041            75,503               931,966
  Less: Reduction for expense limitation .........            --                --                    --
                                                      ----------         ---------           -----------
  Net Expenses ...................................         3,041            75,503               931,966
                                                      ----------         ---------           -----------
Net Investment Income (Loss) .....................        25,090           (75,503)            1,829,198
                                                      ----------         ---------           -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        41,676           135,572             5,851,541
  Realized gain distribution from The Trusts .....            58                --                    --
                                                      ----------         ---------           -----------
 Net realized gain (loss) ........................        41,734           135,572             5,851,541
                                                      ----------         ---------           -----------
  Change in unrealized appreciation
   (depreciation) of investments .................       (20,590)           99,496             3,287,089
                                                      ----------         ---------           -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        21,144           235,068             9,138,630
                                                      ----------         ---------           -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   46,234         $ 159,565           $10,967,828
                                                      ==========         =========           ===========

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Aggressive                AXA Conservative
                                                                 Allocation                     Allocation
                                                       ------------------------------ ------------------------------
                                                             2005           2004            2005           2004
                                                       --------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    571,527     $   47,144    $    253,966     $  143,019
 Net realized gain (loss) on investments .............       605,763         15,371         151,022         60,388
 Change in unrealized appreciation (depreciation)
  of investments .....................................       281,891        657,028        (242,871)        62,737
                                                        ------------     ----------    ------------     ----------
 Net increase (decrease) in net assets from
  operations .........................................     1,459,181        719,543         162,117        266,144
                                                        ------------     ----------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     8,017,276      4,028,778       2,902,486      3,438,149
  Transfers between funds including guaranteed
   interest account, net .............................     5,980,010      3,944,320       2,183,814      3,877,419
  Transfers for contract benefit and terminations         (1,563,847)      (590,483)     (1,337,358)      (376,692)
  Contract maintenance charges .......................       (24,085)        (3,189)         (7,237)        (1,162)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --             --              --             --
                                                        ------------     ----------    ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................    12,409,354      7,379,426       3,741,705      6,937,714
                                                        ------------     ----------    ------------     ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        25,030         18,440          10,649         27,197
                                                        ------------     ----------    ------------     ----------
Increase (Decrease) in Net Assets ....................    13,893,566      8,117,409       3,914,472      7,231,055
Net Assets -- Beginning of Period ....................     9,121,821      1,004,412       8,171,898        940,843
                                                        ------------     ----------    ------------     ----------
Net Assets -- End of Period ..........................  $ 23,015,387     $9,121,821    $ 12,086,370     $8,171,898
                                                        ============     ==========    ============     ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --             --              --             --
Units Redeemed .......................................            --             --              --             --
                                                        ------------     ----------    ------------     ----------
Net Increase (Decrease) ..............................            --             --              --             --
                                                        ------------     ----------    ------------     ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           161              9             191            111
Units Redeemed .......................................           (57)           (30)           (155)           (44)
                                                        ------------     ----------    ------------     ----------
Net Increase (Decrease) ..............................           104             66              36             67
                                                        ------------     ----------    ------------     ----------



                                                             AXA Conservative-                    AXA Moderate
                                                              Plus Allocation                      Allocation
                                                       ------------------------------ -------------------------------------
                                                             2005           2004             2005               2004
                                                       --------------- -------------- ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    497,504     $  120,823     $   25,246,776     $   33,427,757
 Net realized gain (loss) on investments .............       282,022         37,488         17,200,129          7,046,530
 Change in unrealized appreciation (depreciation)
  of investments .....................................      (324,895)       224,319         21,156,626         90,577,585
                                                        ------------     ----------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .........................................       454,631        382,630         63,603,531        131,051,872
                                                        ------------     ----------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     6,392,110      4,459,191        112,033,807        103,508,519
  Transfers between funds including guaranteed
   interest account, net .............................     6,136,561      3,678,037        (33,256,783)       (25,987,008)
  Transfers for contract benefit and terminations         (1,478,006)      (510,536)      (200,846,413)      (185,017,490)
  Contract maintenance charges .......................       (14,361)        (2,137)        (1,221,087)        (1,261,540)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --             --            (66,473)          (368,897)
                                                        ------------     ----------     --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    11,036,304      7,624,555       (123,356,949)      (109,126,416)
                                                        ------------     ----------     --------------     --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        16,546         21,210          3,557,611          2,525,263
                                                        ------------     ----------     --------------     --------------
Increase (Decrease) in Net Assets ....................    11,507,481      8,028,395        (56,195,809)        24,450,719
Net Assets -- Beginning of Period ....................     8,895,374        866,979      1,721,928,050      1,697,477,331
                                                        ------------     ----------     --------------     --------------
Net Assets -- End of Period ..........................  $ 20,402,855     $8,895,374     $1,665,732,241     $1,721,928,050
                                                        ============     ==========     ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --             --              2,436              2,393
Units Redeemed .......................................            --             --             (4,170)            (4,002)
                                                        ------------     ----------     --------------     --------------
Net Increase (Decrease) ..............................            --             --             (1,734)            (1,609)
                                                        ------------     ----------     --------------     --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           178             96                243                195
Units Redeemed .......................................           (78)           (25)              (160)              (112)
                                                        ------------     ----------     --------------     --------------
Net Increase (Decrease) ..............................           100             71                 83                 83
                                                        ------------     ----------     --------------     --------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

FOR THE YEARS ENDED DECEMBER 31,



                                                                AXA Moderate-                      AXA Premier VIP
                                                               Plus Allocation                    Aggressive Equity
                                                       ------------------------------- ---------------------------------------
                                                             2005            2004              2005                2004
                                                       --------------- --------------- -------------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  2,315,391    $    367,855      $ (10,658,324)      $  (11,256,234)
 Net realized gain (loss) on investments .............       924,360         118,572        (33,806,813)         (54,857,961)
 Change in unrealized appreciation (depreciation)
  of investments .....................................     1,385,403       1,891,153        113,069,008          180,034,854
                                                        ------------    ------------      -------------       --------------
 Net increase (decrease) in net assets from
  operations .........................................     4,625,154       2,377,580         68,603,871          113,920,659
                                                        ------------    ------------      -------------       --------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    36,690,502      14,944,260         45,973,157           54,005,300
  Transfers between funds including guaranteed
   interest account, net .............................    21,827,556      14,662,364        (57,769,773)         (43,311,312)
  Transfers for contract benefit and terminations         (4,749,358)     (1,385,210)      (121,857,977)        (117,210,800)
  Contract maintenance charges .......................       (84,923)        (10,325)          (957,496)          (1,075,927)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --              --             63,975              (99,655)
                                                        ------------    ------------      -------------       --------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    53,683,777      28,211,089       (134,548,114)        (107,692,394)
                                                        ------------    ------------      -------------       --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        12,413          20,657            493,206           (1,330,662)
                                                        ------------    ------------      -------------       --------------
Increase (Decrease) in Net Assets ....................    58,321,344      30,609,326        (65,451,037)           4,897,603
Net Assets -- Beginning of Period ....................    32,999,810       2,390,484      1,114,898,693        1,110,001,090
                                                        ------------    ------------      -------------       --------------
Net Assets -- End of Period ..........................  $ 91,321,154    $ 32,999,810      $1,049,447,656      $1,114,898,693
                                                        ============    ============      ==============      ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --              --              1,115                1,421
Units Redeemed .......................................            --              --             (2,835)              (2,891)
                                                        ------------    ------------      --------------      --------------
Net Increase (Decrease) ..............................            --              --             (1,718)              (1,470)
                                                        ------------    ------------      --------------      --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           553             295                 45                   65
Units Redeemed .......................................          (102)            (41)               (47)                 (47)
                                                        ------------    ------------      --------------      --------------
Net Increase (Decrease) ..............................           451             254                   (2)                18
                                                        ------------    ------------      ----------------    --------------



                                                               AXA Premier VIP                 AXA Premier VIP
                                                                  Core Bond                      Health Care
                                                       ------------------------------- -------------------------------
                                                             2005            2004            2005            2004
                                                       --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  1,503,682    $  1,198,948    $    526,198    $    853,170
 Net realized gain (loss) on investments .............       (88,672)        570,239       1,022,280       4,368,609
 Change in unrealized appreciation (depreciation)
  of investments .....................................    (1,086,942)       (197,252)        784,518      (1,654,323)
                                                        ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................       328,068       1,571,935       2,332,996       3,567,456
                                                        ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    12,397,790      13,069,129       6,437,922       7,851,512
  Transfers between funds including guaranteed
   interest account, net .............................    (2,402,204)        180,379       1,585,184       4,571,964
  Transfers for contract benefit and terminations         (6,671,587)     (5,256,852)     (3,205,504)     (3,570,635)
  Contract maintenance charges .......................       (57,996)        (50,234)        (35,466)        (26,648)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     3,266,003       7,942,422       4,782,136       8,826,193
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................      (125,588)         13,023           6,011      (5,562,298)
                                                        ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ....................     3,468,503       9,527,380       7,121,143       6,831,351
Net Assets -- Beginning of Period ....................    64,826,682      55,299,302      36,420,450      29,589,099
                                                        ------------    ------------    ------------    ------------
Net Assets -- End of Period ..........................  $ 68,295,185    $ 64,826,682    $ 43,541,593    $ 36,420,450
                                                        ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --              --              --              --
Units Redeemed .......................................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net Increase (Decrease) ..............................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           179             207             186             321
Units Redeemed .......................................          (149)           (136)           (143)           (237)
                                                        ------------    ------------    ------------    ------------
Net Increase (Decrease) ..............................            30              71              43              84
                                                        ------------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                AXA Premier VIP                  AXA Premier VIP
                                                                  High Yield                  International Equity
                                                       --------------------------------- -------------------------------
                                                             2005             2004             2005            2004
                                                       ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  11,229,538    $   8,455,260    $  1,564,769    $    405,367
 Net realized gain (loss) on investments .............       (348,211)        (585,058)      5,438,510       4,924,088
 Change in unrealized appreciation (depreciation)
  of investments .....................................     (7,591,995)       3,641,830         817,466       1,177,581
                                                        -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................      3,289,332       11,512,032       7,820,745       6,507,036
                                                        -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     23,709,345       22,607,349      10,001,410      11,812,162
  Transfers between funds including guaranteed
   interest account, net .............................       (676,536)       2,015,325       2,832,655       9,702,717
  Transfers for contract benefit and terminations         (21,667,578)     (18,521,153)     (4,120,709)     (2,365,889)
  Contract maintenance charges .......................       (139,940)        (127,095)        (51,123)        (28,382)
  Adjustments to net assets allocated to
   contracts in payout period ........................         45,046          (15,464)             --              --
                                                        -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      1,270,337        5,958,962       8,662,233      19,120,608
                                                        -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       (181,437)          24,925        (148,291)     (6,632,053)
                                                        -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ....................      4,378,232       17,495,919      16,334,687      18,995,591
Net Assets -- Beginning of Period ....................    167,288,730      149,792,811      48,778,143      29,782,552
                                                        -------------    -------------    ------------    ------------
Net Assets -- End of Period ..........................  $ 171,666,962    $ 167,288,730    $ 65,112,830    $ 48,778,143
                                                        =============    =============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            279              544              --              --
Units Redeemed .......................................           (307)            (554)             --              --
                                                        -------------    -------------    ------------    ------------
Net Increase (Decrease) ..............................            (28)             (10)             --              --
                                                        -------------    -------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            135              203             227             314
Units Redeemed .......................................            (75)            (127)           (157)           (137)
                                                        -------------    -------------    ------------    ------------
Net Increase (Decrease) ..............................             60               76              70             177
                                                        -------------    -------------    ------------    ------------



                                                                AXA Premier VIP                 AXA Premier VIP
                                                             Large Cap Core Equity              Large Cap Growth
                                                       --------------------------------- ------------------------------
                                                              2005             2004            2005           2004
                                                       ----------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $   (54,196)     $    319,605    $   (437,520)   $   (408,701)
 Net realized gain (loss) on investments .............     1,916,133         1,251,249       1,379,468       2,608,424
 Change in unrealized appreciation (depreciation)
  of investments .....................................      (683,093)          417,755       1,313,405        (485,748)
                                                         -----------      ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................     1,178,844         1,988,609       2,255,353       1,713,975
                                                         -----------      ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     2,240,722         2,415,988       5,109,571       6,031,705
  Transfers between funds including guaranteed
   interest account, net .............................      (870,969)          153,041      (1,281,342)      3,163,831
  Transfers for contract benefit and terminations         (1,683,379)       (1,604,572)     (3,000,959)     (3,631,113)
  Contract maintenance charges .......................       (16,440)          (14,574)        (32,769)        (26,940)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --                --              --              --
                                                         -----------      ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      (330,066)          949,883         794,501       5,537,483
                                                         -----------      ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................    (5,566,642)           11,551      (4,784,120)          5,910
                                                         -----------      ------------    ------------    ------------
Increase (Decrease) in Net Assets ....................    (4,717,864)        2,950,043      (1,734,266)      7,257,368
Net Assets -- Beginning of Period ....................    25,304,216        22,354,173      40,846,590      33,589,222
                                                         -----------      ------------    ------------    ------------
Net Assets -- End of Period ..........................   $20,586,352      $ 25,304,216    $ 39,112,324    $ 40,846,590
                                                         ===========      ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --                --              --              --
Units Redeemed .......................................            --                --              --              --
                                                         -----------      ------------    ------------    ------------
Net Increase (Decrease) ..............................            --                --              --              --
                                                         -----------      ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            42                54             149             244
Units Redeemed .......................................           (45)              (44)           (142)           (185)
                                                         -----------      ------------    ------------    ------------
Net Increase (Decrease) ..............................            (3)             10               9              59
                                                         -----------      ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Premier VIP                 AXA Premier VIP
                                                               Large Cap Value                 Mid Cap Growth
                                                       ------------------------------- -------------------------------
                                                             2005            2004            2005            2004
                                                       --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    744,714    $  1,552,992    $    314,165    $    275,577
 Net realized gain (loss) on investments .............     2,899,759       2,499,023      13,239,930       4,206,157
 Change in unrealized appreciation (depreciation)
  of investments .....................................    (1,294,817)         32,581      (8,252,546)      2,619,334
                                                        ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................     2,349,656       4,084,596       5,301,549       7,101,068
                                                        ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     6,001,186       5,269,396      10,989,185      14,560,305
  Transfers between funds including guaranteed
   interest account, net .............................     6,520,328       3,861,061      (3,509,958)      4,635,448
  Transfers for contract benefit and terminations         (3,560,110)     (2,696,094)     (6,105,723)     (4,887,359)
  Contract maintenance charges .......................       (28,020)        (20,274)        (76,224)        (58,042)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     8,933,384       6,414,089       1,297,280      14,250,352
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (3,214)     (5,467,745)     (6,049,103)         13,290
                                                        ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ....................    11,279,826       5,030,940         549,725      21,364,710
Net Assets -- Beginning of Period ....................    35,476,327      30,445,387      77,604,390      56,239,680
                                                        ------------    ------------    ------------    ------------
Net Assets -- End of Period ..........................  $ 46,756,153    $ 35,476,327    $ 78,154,115    $ 77,604,390
                                                        ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --              --              --              --
Units Redeemed .......................................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net Increase (Decrease) ..............................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
 The Trusts shares held Unit Activity 0.50% to
 1.45% Class B
Units Issued .........................................           175             152             206             341
Units Redeemed .......................................           (99)            (92)           (191)           (180)
                                                        ------------    ------------    ------------    ------------
Net Increase (Decrease) ..............................            76              60              15             161
                                                        ------------    ------------    ------------    ------------



                                                               AXA Premier VIP                   AXA Premier VIP
                                                                Mid Cap Value                    Technology (a)
                                                       -------------------------------- ---------------------------------
                                                             2005             2004            2005             2004
                                                       ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    3,762,313   $  1,569,310    $  (1,376,573)    $   (165,906)
 Net realized gain (loss) on investments .............      16,232,969      5,581,105        5,452,891       (1,556,574)
 Change in unrealized appreciation (depreciation)
  of investments .....................................     (16,076,892)     1,024,273        5,694,255       11,289,850
                                                        --------------   ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .........................................       3,918,390      8,174,688        9,770,573        9,567,370
                                                        --------------   ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       7,568,984     10,687,866       10,560,406        9,994,578
  Transfers between funds including guaranteed
   interest account, net .............................      (6,308,684)     8,611,231      (10,760,699)      80,430,711
  Transfers for contract benefit and terminations           (6,444,526)    (5,249,793)     (11,427,084)      (7,313,648)
  Contract maintenance charges .......................         (52,473)       (41,494)        (117,870)         (85,230)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --             --               --               --
                                                        --------------   ------------    -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      (5,236,699)    14,007,810      (11,745,247)      83,026,411
                                                        --------------   ------------    -------------     ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (134,876)    (6,493,857)      (5,783,917)         182,004
                                                        --------------   ------------    -------------     ------------
Increase (Decrease) in Net Assets ....................      (1,453,185)    15,688,641       (7,758,591)      92,775,785
Net Assets -- Beginning of Period ....................      68,744,035     53,055,394      121,909,380       29,133,595
                                                        --------------   ------------    -------------     ------------
Net Assets -- End of Period ..........................  $   67,290,850   $ 68,744,035    $ 114,150,789     $121,909,380
                                                        ==============   ============    =============     ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --             --               --               --
Units Redeemed .......................................              --             --               --               --
                                                        --------------   ------------    -------------     ------------
Net Increase (Decrease) ..............................              --             --               --               --
                                                        --------------   ------------    -------------     ------------
 The Trusts shares held Unit Activity 0.50% to
 1.45% Class B
Units Issued .........................................             140            270              648            1,781
Units Redeemed .......................................            (184)          (138)            (779)            (783)
                                                        --------------   ------------    -------------     ------------
Net Increase (Decrease) ..............................             (44)           132             (131)             998
                                                        --------------   ------------    -------------     ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                    EQ/Alliance
                                                                   Common Stock
                                                       -------------------------------------
                                                              2005               2004
                                                       ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $   (9,003,303)    $   (2,060,322)
 Net realized gain (loss) on investments .............      (37,455,125)       (83,699,344)
 Change in unrealized appreciation (depreciation)
  of investments .....................................      175,317,492        648,293,164
                                                         --------------     --------------
 Net increase (decrease) in net assets from
  operations .........................................      128,859,064        562,533,498
                                                         --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............      202,820,962        217,189,554
  Transfers between funds including guaranteed
   interest account, net .............................     (199,654,369)       (83,225,214)
  Transfers for contract benefit and terminations          (519,997,446)      (487,216,447)
  Contract maintenance charges .......................       (2,957,997)        (3,201,566)
  Adjustments to net assets allocated to
   contracts in payout period ........................        2,074,871           (981,797)
                                                         --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     (517,713,979)      (357,435,470)
                                                         --------------     --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................         (739,315)           592,476
                                                         --------------     --------------
Increase (Decrease) in Net Assets ....................     (389,594,230)       205,690,506
Net Assets -- Beginning of Period ....................    4,792,953,168      4,587,262,662
                                                         --------------     --------------
Net Assets -- End of Period ..........................   $4,403,358,938     $4,792,953,168
                                                         ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            1,184              1,741
Units Redeemed .......................................           (2,853)            (3,115)
                                                         --------------     --------------
Net Increase (Decrease) ..............................           (1,669)            (1,374)
                                                         --------------     --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................              330                532
Units Redeemed .......................................             (279)              (309)
                                                         --------------     --------------
Net Increase (Decrease) ..............................               51                223
                                                         --------------     --------------



                                                                                                        EQ/Alliance
                                                                    EQ/Alliance                   Intermediate Government
                                                                 Growth and Income                      Securities
                                                       ------------------------------------- ---------------------------------
                                                              2005               2004              2005             2004
                                                       ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $     (900,426)    $    3,838,251    $   3,261,354    $   2,930,344
 Net realized gain (loss) on investments .............       61,143,917          9,732,869       (1,030,160)        (837,974)
 Change in unrealized appreciation (depreciation)
  of investments .....................................      (13,424,472)        99,980,875       (2,002,479)        (709,220)
                                                         --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................       46,819,019        113,551,995          228,715        1,383,150
                                                         --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       96,448,412         93,095,844       15,894,182       19,350,684
  Transfers between funds including guaranteed
   interest account, net .............................      (29,617,133)        (5,649,020)     (11,417,937)     (21,493,981)
  Transfers for contract benefit and terminations          (132,230,765)      (116,288,669)     (21,713,276)     (21,719,853)
  Contract maintenance charges .......................         (868,891)          (880,739)        (130,973)        (140,810)
  Adjustments to net assets allocated to
   contracts in payout period ........................          191,931           (555,822)          74,534           17,533
                                                         --------------     --------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      (66,076,446)       (30,278,406)     (17,293,470)     (23,986,427)
                                                         --------------     --------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................           25,138            590,569         (132,581)          49,382
                                                         --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ....................      (19,232,290)        83,864,158      (17,197,336)     (22,553,895)
Net Assets -- Beginning of Period ....................    1,123,287,405      1,039,423,247      155,539,561      178,093,456
                                                         --------------     --------------    -------------    -------------
Net Assets -- End of Period ..........................   $1,104,055,115     $1,123,287,405    $ 138,342,225    $ 155,539,561
                                                         ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              482                554              123              161
Units Redeemed .......................................             (700)              (704)            (221)            (323)
                                                         --------------     --------------    -------------    -------------
Net Increase (Decrease) ..............................             (218)              (150)             (98)            (162)
                                                         --------------     --------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................              167                216               53               65
Units Redeemed .......................................             (179)              (129)             (70)            (103)
                                                         --------------     --------------    -------------    -------------
Net Increase (Decrease) ..............................              (12)                87              (17)             (38)
                                                         --------------     --------------    -------------    -------------



                                                                 EQ/Alliance
                                                                International
                                                       --------------------------------
                                                             2005             2004
                                                       ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   2,888,714    $   4,903,373
 Net realized gain (loss) on investments .............     47,600,861       30,567,297
 Change in unrealized appreciation (depreciation)
  of investments .....................................     40,900,846       62,019,575
                                                        -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................     91,390,421       97,490,245
                                                        -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     58,298,545       47,708,395
  Transfers between funds including guaranteed
   interest account, net .............................      1,090,983       (8,486,069)
  Transfers for contract benefit and terminations         (80,556,104)     (66,908,113)
  Contract maintenance charges .......................       (576,595)        (564,542)
  Adjustments to net assets allocated to
   contracts in payout period ........................       (135,750)        (196,906)
                                                        -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (21,878,921)     (28,447,235)
                                                        -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................     (1,163,517)         244,087
                                                        -------------    -------------
Increase (Decrease) in Net Assets ....................     68,347,983       69,287,097
Net Assets -- Beginning of Period ....................    670,164,426      600,877,329
                                                        -------------    -------------
Net Assets -- End of Period ..........................  $ 738,512,409    $ 670,164,426
                                                        =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            790              788
Units Redeemed .......................................         (1,024)          (1,071)
                                                        -------------    -------------
Net Increase (Decrease) ..............................           (234)            (283)
                                                        -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            219              164
Units Redeemed .......................................           (133)            (122)
                                                        -------------    -------------
Net Increase (Decrease) ..............................             86               42
                                                        -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/Alliance                       EQ/Alliance
                                                               Large Cap Growth                    Quality Bond
                                                       --------------------------------- ---------------------------------
                                                             2005             2004             2005             2004
                                                       ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  (1,923,340)   $  (2,040,999)   $   4,286,281    $   4,435,481
 Net realized gain (loss) on investments .............     (1,998,688)      (7,039,403)         487,086        1,932,325
 Change in unrealized appreciation (depreciation)
  of investments .....................................     22,548,456       19,374,847       (3,294,810)      (2,043,473)
                                                        -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................     18,626,428       10,294,445        1,478,557        4,324,333
                                                        -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     12,244,538       14,639,565       18,173,126       19,302,389
  Transfers between funds including guaranteed
   interest account, net .............................    (10,096,346)     (18,550,385)      (4,032,499)     (13,346,713)
  Transfers for contract benefit and terminations         (16,351,022)     (14,987,450)     (21,510,078)     (22,847,589)
  Contract maintenance charges .......................       (178,895)        (200,586)        (139,184)        (143,510)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --          114,468            5,852
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (14,381,725)     (19,098,856)      (7,394,167)     (17,029,571)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (12,765)          29,167           61,057          (30,080)
                                                        -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ....................      4,231,938       (8,775,244)      (5,854,553)     (12,735,318)
Net Assets -- Beginning of Period ....................    158,790,823      167,566,067      166,746,030      179,481,348
                                                        -------------    -------------    -------------    -------------
Net Assets -- End of Period ..........................  $ 163,022,761    $ 158,790,823    $ 160,891,477    $ 166,746,030
                                                        =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --              199              262
Units Redeemed .......................................             --               --             (241)            (356)
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................             --               --              (42)             (94)
                                                        -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            503              346               42               55
Units Redeemed .......................................           (747)            (676)             (47)             (68)
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................           (244)            (330)               5               13
                                                        -------------    -------------    -------------    -------------



                                                                  EQ/Alliance                  EQ/Ariel
                                                               Small Cap Growth           Appreciation II (d)
                                                       --------------------------------- --------------------
                                                             2005             2004               2005
                                                       ---------------- ---------------- --------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  (4,539,780)   $  (4,373,060)      $     238
 Net realized gain (loss) on investments .............     14,882,646        3,691,532              59
 Change in unrealized appreciation (depreciation)
  of investments .....................................     24,371,988       41,362,734            (814)
                                                        -------------    -------------         -------
 Net increase (decrease) in net assets from
  operations .........................................     34,714,854       40,681,206            (517)
                                                        -------------    -------------         -------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     34,467,923       37,321,983         185,007
  Transfers between funds including guaranteed
   interest account, net .............................    (19,367,120)     (11,718,617)        404,382
  Transfers for contract benefit and terminations         (38,537,452)     (34,820,990)           (815)
  Contract maintenance charges .......................       (363,405)        (365,041)             (3)
  Adjustments to net assets allocated to
   contracts in payout period ........................        (98,923)        (263,199)             --
                                                        -------------    -------------         ---------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (23,898,977)      (9,845,864)        588,571
                                                        -------------    -------------         ---------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (10,015)         284,397             522
                                                        -------------    -------------         ---------
Increase (Decrease) in Net Assets ....................     10,805,862       31,119,739         588,576
Net Assets -- Beginning of Period ....................    363,172,936      332,053,197              --
                                                        -------------    -------------         ---------
Net Assets -- End of Period ..........................  $ 373,978,798    $ 363,172,936       $ 588,576
                                                        =============    =============         =========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            417              541              --
Units Redeemed .......................................           (571)            (621)             --
                                                        -------------    -------------         ---------
Net Increase (Decrease) ..............................           (154)             (80)             --
                                                        -------------    -------------         ---------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................             87              117               6
Units Redeemed .......................................            (84)            (107)             --
                                                        -------------    -------------         ---------
Net Increase (Decrease) ..............................              3               10               6
                                                        -------------    -------------         ---------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Bear Stearns                   EQ/Bernstein
                                                          Small Company Growth (b)             Diversified Value
                                                       ------------------------------- ---------------------------------
                                                             2005            2004            2005             2004
                                                       --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $   138,678      $  (543)      $    (351,444)   $     339,500
 Net realized gain (loss) on investments .............       206,605        7,610          18,617,049        8,933,171
 Change in unrealized appreciation (depreciation)
  of investments .....................................       219,362        7,660          (3,915,633)      25,144,771
                                                         -----------      ---------     -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................       564,645       14,727          14,349,972       34,417,442
                                                         -----------      ---------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     4,882,922       91,678          53,414,317       44,675,156
  Transfers between funds including guaranteed
   interest account, net .............................     9,102,040      365,126           9,886,395       21,595,486
  Transfers for contract benefit and terminations           (343,481)        (259)        (37,410,175)     (30,426,984)
  Contract maintenance charges .......................        (2,114)            (3)         (277,727)        (233,325)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --           --                  --               --
                                                         -----------      ---------     -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    13,639,367      456,542          25,612,810       35,610,333
                                                         -----------      ---------     -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        18,644          545             (92,551)          23,070
                                                         -----------      ---------     -------------    -------------
Increase (Decrease) in Net Assets ....................    14,222,656      471,814          39,870,231       70,050,845
Net Assets -- Beginning of Period ....................       471,814            -         332,305,072      262,254,227
                                                         -----------      ---------     -------------    -------------
Net Assets -- End of Period ..........................   $14,694,470      $471,814      $ 372,175,303    $ 332,305,072
                                                         ===========      =========     =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --           --                  --               --
Units Redeemed .......................................            --           --                  --               --
                                                         -----------      ---------     -------------    -------------
Net Increase (Decrease) ..............................            --           --                  --               --
                                                         -----------      ---------     -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           204            7                 804              840
Units Redeemed .......................................           (87)            (3)             (586)            (506)
                                                         -----------      ----------    -------------    -------------
Net Increase (Decrease) ..............................           117            4                 218              334
                                                         -----------      ---------     -------------    -------------



                                                              EQ/Boston Advisors                  EQ/Calvert
                                                              Equity Income (b)              Socially Responsible
                                                       -------------------------------- ------------------------------
                                                             2005            2004             2005           2004
                                                       --------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    173,863      $  32,036       $  (153,557)   $  (119,126)
 Net realized gain (loss) on investments .............       280,164          6,161           766,040        970,358
 Change in unrealized appreciation (depreciation)
  of investments .....................................       767,174         42,357           482,643       (518,656)
                                                        ------------      ---------       -----------    -----------
 Net increase (decrease) in net assets from
  operations .........................................     1,221,201         80,554         1,095,126        332,576
                                                        ------------      ---------       -----------    -----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     8,284,342        330,827         2,959,330      2,998,325
  Transfers between funds including guaranteed
   interest account, net .............................    22,984,326      3,979,377           (20,836)       185,499
  Transfers for contract benefit and terminations         (2,400,710)       (57,055)         (830,151)      (515,628)
  Contract maintenance charges .......................        (6,902)           (93)          (22,798)       (18,522)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --             --                --             --
                                                        ------------      ---------       -----------    -----------
Net increase (decrease) in net assets from
 contractowners transactions .........................    28,861,056      4,253,056         2,085,545      2,649,674
                                                        ------------      ---------       -----------    -----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        15,712          1,794             7,679         10,059
                                                        ------------      ---------       -----------    -----------
Increase (Decrease) in Net Assets ....................    30,097,969      4,335,404         3,188,350      2,992,309
Net Assets -- Beginning of Period ....................     4,335,404              -        12,409,463      9,417,154
                                                        ------------      ---------       -----------    -----------
Net Assets -- End of Period ..........................  $ 34,433,373      $4,335,404      $15,597,813    $12,409,463
                                                        ============      ==========      ===========    ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --             --                --             --
Units Redeemed .......................................            --             --                --             --
                                                        ------------      ----------      -----------    -----------
Net Increase (Decrease) ..............................            --             --                --             --
                                                        ------------      ----------      -----------    -----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           378             43                60             96
Units Redeemed .......................................          (112)              (2)            (32)           (64)
                                                        ------------      ------------    -----------    -----------
Net Increase (Decrease) ..............................           266             41                28             32
                                                        ------------      -----------     -----------    -----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Capital                     EQ/Capital
                                                              Guardian Growth            Guardian International
                                                       ----------------------------- -------------------------------
                                                            2005           2004            2005            2004
                                                       -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $  (60,343)    $  (29,583)   $    200,902    $    153,792
 Net realized gain (loss) on investments .............      216,632        217,467       3,406,693       2,015,646
 Change in unrealized appreciation (depreciation)
  of investments .....................................      171,278         11,531       5,293,529       2,320,866
                                                         ----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................      327,567        199,415       8,901,124       4,490,304
                                                         ----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    1,562,884        986,844      14,421,553      13,916,887
  Transfers between funds including guaranteed
   interest account, net .............................      716,243        (83,834)      5,409,277       7,075,849
  Transfers for contract benefit and terminations          (505,413)      (288,309)     (3,964,163)     (1,921,387)
  Contract maintenance charges .......................       (6,820)        (5,608)        (58,837)        (26,172)
  Adjustments to net assets allocated to
   contracts in payout period ........................           --             --              --              --
                                                         ----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    1,766,894        609,093      15,807,830      19,045,177
                                                         ----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................      (16,330)        25,918         (12,105)         19,793
                                                         ----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ....................    2,078,131        834,426      24,696,849      23,555,274
Net Assets -- Beginning of Period ....................    4,903,616      4,069,190      44,384,777      20,829,503
                                                         ----------     ----------    ------------    ------------
Net Assets -- End of Period ..........................   $6,981,747     $4,903,616    $ 69,081,626    $ 44,384,777
                                                         ==========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................           --             --              --              --
Units Redeemed .......................................           --             --              --              --
                                                         ----------     ----------    ------------    ------------
Net Increase (Decrease) ..............................           --             --              --              --
                                                         ----------     ----------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           66             26             300             286
Units Redeemed .......................................          (38)           (19)           (148)            (80)
                                                         ----------     ----------    ------------    ------------
Net Increase (Decrease) ..............................           28              7             152             206
                                                         ----------     ----------    ------------    ------------



                                                                  EQ/Capital                        EQ/Capital
                                                               Guardian Research               Guardian U.S. Equity
                                                       --------------------------------- ---------------------------------
                                                             2005             2004             2005             2004
                                                       ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  (1,134,727)   $  (1,034,914)   $    (781,387)   $    (703,656)
 Net realized gain (loss) on investments .............      8,909,482        5,979,692       12,684,361        5,582,927
 Change in unrealized appreciation (depreciation)
  of investments .....................................     (1,079,011)       8,726,489       (6,726,764)       2,242,551
                                                        -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................      6,695,744       13,671,267        5,176,210        7,121,822
                                                        -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     12,644,042       13,432,765       18,742,122       19,594,588
  Transfers between funds including guaranteed
   interest account, net .............................     (6,603,947)      (2,197,018)         128,017        9,414,653
  Transfers for contract benefit and terminations         (19,051,913)     (17,252,612)     (11,576,898)     (10,309,134)
  Contract maintenance charges .......................       (132,116)        (140,697)         (76,812)         (60,318)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (13,143,934)      (6,157,562)       7,216,429       18,639,789
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (84,329)          40,355          (36,640)          21,007
                                                        -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ....................     (6,532,519)       7,554,060       12,355,999       25,782,618
Net Assets -- Beginning of Period ....................    156,893,261      149,339,201      103,408,546       77,625,928
                                                        -------------    -------------    -------------    -------------
Net Assets -- End of Period ..........................  $ 150,360,742    $ 156,893,261    $ 115,764,545    $ 103,408,546
                                                        =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --               --               --
Units Redeemed .......................................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            164              215              267              372
Units Redeemed .......................................           (279)            (274)            (201)            (195)
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................           (115)              59               66              177
                                                        -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Caywood-Scholl
                                                        High Yield Bond (c)           EQ/Equity 500 Index
                                                       --------------------- -------------------------------------
                                                                2005                2005               2004
                                                       --------------------- ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................      $  256,648         $    2,172,276     $    3,440,607
 Net realized gain (loss) on investments .............           8,101             33,096,073         (2,609,997)
 Change in unrealized appreciation (depreciation)
  of investments .....................................        (225,977)            (3,428,705)        86,285,985
                                                            ----------         --------------     --------------
 Net increase (decrease) in net assets from
  operations .........................................          38,772             31,839,644         87,116,595
                                                            ----------         --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       1,872,400             92,889,289         94,893,864
  Transfers between funds including guaranteed
   interest account, net .............................       3,597,369            (42,987,995)       (20,656,355)
  Transfers for contract benefit and terminations             (153,719)          (124,187,768)      (105,795,551)
  Contract maintenance charges .......................            (282)              (912,543)          (905,459)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --                323,191           (143,872)
                                                            ----------         --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions .........................       5,315,768            (74,875,826)       (32,607,373)
                                                            ----------         --------------     --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................          11,738               (368,286)           181,886
                                                            ----------         --------------     --------------
Increase (Decrease) in Net Assets ....................       5,366,278            (43,404,468)        54,691,108
Net Assets -- Beginning of Period ....................              --          1,047,207,920        992,516,812
                                                            ----------         --------------     --------------
Net Assets -- End of Period ..........................      $5,366,278         $1,003,803,452     $1,047,207,920
                                                            ==========         ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --                    533                658
Units Redeemed .......................................              --                   (832)              (832)
                                                            ----------         --------------     --------------
Net Increase (Decrease) ..............................              --                   (299)              (174)
                                                            ----------         --------------     --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................              65                    229                302
Units Redeemed .......................................             (14)                  (182)              (182)
                                                            ----------         --------------     --------------
Net Increase (Decrease) ..............................              51                     47                120
                                                            ----------         --------------     --------------



                                                             EQ/Evergreen
                                                        International Bond (d)        EQ/Evergreen Omega         EQ/FI Mid Cap
                                                       ------------------------ ------------------------------- ----------------
                                                                 2005                 2005            2004            2005
                                                       ------------------------ --------------- --------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................         $   (547)         $   (292,528)   $   (179,292)   $  15,521,254
 Net realized gain (loss) on investments .............             (541)            1,259,486       1,456,912       30,578,949
 Change in unrealized appreciation (depreciation)
  of investments .....................................            1,608              (353,308)        (62,067)     (32,776,414)
                                                               --------          ------------    ------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................              520               613,650       1,215,553       13,323,789
                                                               --------          ------------    ------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............          124,251             4,086,029       6,042,434       46,694,629
  Transfers between funds including guaranteed
   interest account, net .............................          378,714            (2,430,477)      6,352,377        2,871,518
  Transfers for contract benefit and terminations                  (294)           (2,526,660)     (1,877,395)     (19,944,932)
  Contract maintenance charges .......................              (40)              (23,256)        (15,293)        (239,120)
  Adjustments to net assets allocated to
   contracts in payout period ........................               --                    --              --               --
                                                               --------          ------------    ------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................          502,631              (894,364)     10,502,123       29,382,095
                                                               --------          ------------    ------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................              549                13,020          19,677          (31,754)
                                                               --------          ------------    ------------    -------------
Increase (Decrease) in Net Assets ....................          503,700              (267,694)     11,737,353       42,674,130
Net Assets -- Beginning of Period ....................               --            24,777,357      13,040,004      223,297,989
                                                               --------          ------------    ------------    -------------
Net Assets -- End of Period ..........................         $503,700          $ 24,509,663    $ 24,777,357    $ 265,972,119
                                                               ========          ============    ============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................               --                    --              --               --
Units Redeemed .......................................               --                    --              --               --
                                                               --------          ------------    ------------    -------------
Net Increase (Decrease) ..............................               --                    --              --               --
                                                               --------          ------------    ------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................                5                    79             225              687
Units Redeemed .......................................               --                   (89)            (95)            (420)
                                                               --------          ------------    ------------    -------------
Net Increase (Decrease) ..............................                5                   (10)            130              267
                                                               --------          ------------    ------------    -------------



                                                        EQ/FI Mid Cap
                                                       ----------------
                                                             2004
                                                       ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   2,237,426
 Net realized gain (loss) on investments .............     16,715,444
 Change in unrealized appreciation (depreciation)
  of investments .....................................      8,333,574
                                                        -------------
 Net increase (decrease) in net assets from
  operations .........................................     27,286,444
                                                        -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     43,354,895
  Transfers between funds including guaranteed
   interest account, net .............................     11,557,668
  Transfers for contract benefit and terminations         (12,750,053)
  Contract maintenance charges .......................       (176,013)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --
                                                        -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     41,986,497
                                                        -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (67,785)
                                                        -------------
Increase (Decrease) in Net Assets ....................     69,205,156
Net Assets -- Beginning of Period ....................    154,092,833
                                                        -------------
Net Assets -- End of Period ..........................  $ 223,297,989
                                                        =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --
Units Redeemed .......................................             --
                                                        -------------
Net Increase (Decrease) ..............................             --
                                                        -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            785
Units Redeemed .......................................           (363)
                                                        -------------
Net Increase (Decrease) ..............................            422
                                                        -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                     EQ/FI                          EQ/GAMCO
                                                                 Mid Cap Value            Mergers and Acquisitions (c)
                                                       --------------------------------- ------------------------------
                                                             2005             2004                    2005
                                                       ---------------- ---------------- ------------------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  14,136,412    $   4,315,827             $  34,982
 Net realized gain (loss) on investments .............     49,228,543       28,414,705                10,823
 Change in unrealized appreciation (depreciation)
  of investments .....................................    (23,814,334)      19,300,498               (19,796)
                                                        -------------    -------------             ---------
 Net increase (decrease) in net assets from
  operations .........................................     39,550,621       52,031,030                26,009
                                                        -------------    -------------             ---------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     56,621,348       50,367,355               852,204
  Transfers between funds including guaranteed
   interest account, net .............................     10,771,590        4,578,265             1,679,172
  Transfers for contract benefit and terminations         (39,739,271)     (30,267,782)              (44,999)
  Contract maintenance charges .......................       (428,714)        (375,235)                  (94)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --                    --
                                                        -------------    -------------             ---------
Net increase (decrease) in net assets from
 contractowners transactions .........................     27,224,953       24,302,603             2,486,283
                                                        -------------    -------------             ---------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       (150,996)          21,408                 7,901
                                                        -------------    -------------             ---------
Increase (Decrease) in Net Assets ....................     66,624,578       76,355,041             2,520,193
Net Assets -- Beginning of Period ....................    379,728,862      303,373,823                    --
                                                        -------------    -------------             ---------
Net Assets -- End of Period ..........................  $ 446,353,440    $ 379,728,862             $2,520,193
                                                        =============    =============             ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --                    --
Units Redeemed .......................................             --               --                    --
                                                        -------------    -------------             ----------
Net Increase (Decrease) ..............................             --               --                    --
                                                        -------------    -------------             ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            865              772                    26
Units Redeemed .......................................           (668)            (575)                     (2)
                                                        -------------    -------------             ------------
Net Increase (Decrease) ..............................            193              197                    24
                                                        -------------    -------------             -----------



                                                                   EQ/GAMCO              EQ/International     EQ/Janus
                                                           Small Company Value (b)          Growth (c)     Large Cap Growth
                                                       -------------------------------- ------------------ ----------------
                                                             2005            2004              2005              2005
                                                       --------------- ---------------- ------------------ ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    (89,199)     $    (525)        $    6,223      $   (893,456)
 Net realized gain (loss) on investments .............     2,742,238        113,945             39,083         2,319,253
 Change in unrealized appreciation (depreciation)
  of investments .....................................    (1,552,859)        74,364             58,881         2,604,569
                                                        ------------      ---------         ----------      ------------
 Net increase (decrease) in net assets from
  operations .........................................     1,100,180        187,784            104,187         4,030,366
                                                        ------------      ---------         ----------      ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    11,742,379        564,765            648,205        11,582,948
  Transfers between funds including guaranteed
   interest account, net .............................    23,214,196      4,474,265          1,441,168        (2,242,816)
  Transfers for contract benefit and terminations         (1,535,056)        (7,865)           (23,915)       (5,157,299)
  Contract maintenance charges .......................        (9,391)          (111)              (116)          (93,278)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --             --                 --                --
                                                        ------------      ---------         ----------      ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    33,412,128      5,031,054          2,065,342         4,089,555
                                                        ------------      ---------         ----------      ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        19,359          1,990              5,210            58,192
                                                        ------------      ---------         ----------      ------------
Increase (Decrease) in Net Assets ....................    34,531,667      5,220,828          2,174,739         8,178,113
Net Assets -- Beginning of Period ....................     5,220,828              -                 --        65,100,943
                                                        ------------      ---------         ----------      ------------
Net Assets -- End of Period ..........................  $ 39,752,495      $5,220,828        $2,174,739      $ 73,279,056
                                                        ============      ==========        ==========      ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --             --                 --                --
Units Redeemed .......................................            --             --                 --                --
                                                        ------------      ----------        ----------      ------------
Net Increase (Decrease) ..............................            --             --                 --                --
                                                        ------------      ----------        ----------      ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           405             53                 42               298
Units Redeemed .......................................          (109)              (6)             (23)             (232)
                                                        ------------      ------------      ----------      ------------
Net Increase (Decrease) ..............................           294             47                 19                66
                                                        ------------      -----------       ----------      ------------



                                                          EQ/Janus
                                                         Large Cap
                                                           Growth
                                                       --------------
                                                            2004
                                                       --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   (615,951)
 Net realized gain (loss) on investments .............    (1,120,680)
 Change in unrealized appreciation (depreciation)
  of investments .....................................     7,865,187
                                                        ------------
 Net increase (decrease) in net assets from
  operations .........................................     6,128,556
                                                        ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    10,761,921
  Transfers between funds including guaranteed
   interest account, net .............................    (1,957,141)
  Transfers for contract benefit and terminations         (4,393,632)
  Contract maintenance charges .......................       (92,496)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --
                                                        ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     4,318,652
                                                        ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        24,797
                                                        ------------
Increase (Decrease) in Net Assets ....................    10,472,005
Net Assets -- Beginning of Period ....................    54,628,938
                                                        ------------
Net Assets -- End of Period ..........................  $ 65,100,943
                                                        ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --
Units Redeemed .......................................            --
                                                        ------------
Net Increase (Decrease) ..............................            --
                                                        ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           300
Units Redeemed .......................................          (222)
                                                        ------------
Net Increase (Decrease) ..............................            78
                                                        ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/JPMorgan                      EQ/JPMorgan
                                                                Core Bond                   Value Opportunities
                                                     -------------------------------- -------------------------------
                                                           2005             2004            2005            2004
                                                     ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ......................   $  2,319,019    $  1,985,122    $    127,466    $    (17,054)
 Net realized gain (loss) on investments ...........       (340,061)        240,973         919,443        (211,902)
 Change in unrealized appreciation (depreciation)
  of investments ...................................     (1,183,653)       (584,911)        481,216       5,769,240
                                                       ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .......................................        795,305       1,641,184       1,528,125       5,540,284
                                                       ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ......................
  Payments received from contractowners ............     23,547,918      17,890,049       5,725,773       5,431,450
  Transfers between funds including guaranteed
   interest account, net ...........................     13,199,701       4,453,095      (1,869,901)     (2,120,902)
  Transfers for contract benefit and terminations        (6,804,433)     (4,728,357)     (8,100,113)     (7,135,538)
  Contract maintenance charges .....................        (84,669)        (58,292)        (59,189)        (63,126)
  Adjustments to net assets allocated to
   contracts in payout period ......................             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     29,858,517      17,556,495      (4,303,430)     (3,888,116)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ...................        (31,760)         12,500        (173,592)         35,526
                                                       ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ..................     30,622,062      19,210,179      (2,948,897)      1,687,694
Net Assets -- Beginning of Period ..................     70,547,231      51,337,052      63,765,556      62,077,862
                                                       ------------    ------------    ------------    ------------
Net Assets -- End of Period ........................   $101,169,293    $ 70,547,231    $ 60,816,659    $ 63,765,556
                                                       ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .......................................             --              --              --              --
Units Redeemed .....................................             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) ............................             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .......................................            445             305              74              79
Units Redeemed .....................................           (181)           (146)           (105)           (112)
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) ............................            264             159             (31)            (33)
                                                       ------------    ------------    ------------    ------------



                                                                 EQ/Lazard                      EQ/Legg             EQ/Long
                                                              Small Cap Value           Mason Value Equity (d)   Term Bond (c)
                                                     --------------------------------- ------------------------ --------------
                                                           2005             2004                 2005                2005
                                                     ---------------- ---------------- ------------------------ --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ......................  $   5,328,900    $   5,785,435          $  (1,765)         $   145,665
 Net realized gain (loss) on investments ...........     15,013,624       18,036,108              7,619               27,525
 Change in unrealized appreciation (depreciation)
  of investments ...................................    (14,340,866)      (6,355,072)            (2,785)            (189,959)
                                                      -------------    -------------          ---------          -----------
 Net increase (decrease) in net assets from
  operations .......................................      6,001,658       17,466,471              3,069              (16,769)
                                                      -------------    -------------          ---------          -----------
Contractowners Transactions:
 Contributions and Transfers: ......................
  Payments received from contractowners ............     35,201,980       31,078,943            484,434            4,005,080
  Transfers between funds including guaranteed
   interest account, net ...........................      4,969,832       21,903,467          1,674,459            6,739,857
  Transfers for contract benefit and terminations       (16,307,821)     (10,454,920)           (11,719)            (242,715)
  Contract maintenance charges .....................       (174,734)        (104,453)               (35)                (781)
  Adjustments to net assets allocated to
   contracts in payout period ......................             --               --                 --                   --
                                                      -------------    -------------          ---------          -----------
Net increase (decrease) in net assets from
 contractowners transactions .......................     23,689,257       42,423,037          2,147,139           10,501,441
                                                      -------------    -------------          ---------          -----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ...................        (65,438)          36,847              1,960               10,399
                                                      -------------    -------------          ---------          -----------
Increase (Decrease) in Net Assets ..................     29,625,477       59,926,355          2,152,168           10,495,073
Net Assets -- Beginning of Period ..................    144,203,954       84,277,599                 --                   --
                                                      -------------    -------------          ---------          -----------
Net Assets -- End of Period ........................  $ 173,829,431    $ 144,203,954          $2,152,168         $10,495,073
                                                      =============    =============          ==========         ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .......................................             --               --                 --                   --
Units Redeemed .....................................             --               --                 --                   --
                                                      -------------    -------------          ----------         -----------
Net Increase (Decrease) ............................             --               --                 --                   --
                                                      -------------    -------------          ----------         -----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .......................................            395              510                 21                  138
Units Redeemed .....................................           (256)            (239)                  (1)               (33)
                                                      -------------    -------------          ------------       -----------
Net Increase (Decrease) ............................            139              271                 20                  105
                                                      -------------    -------------          -----------        -----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Lord Abbett          EQ/Lord Abbett
                                                        Growth and Income (c)     Large Cap Core (c)
                                                       ------------------------ ---------------------
                                                                 2005                    2005
                                                       ------------------------ ---------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................        $   3,239              $  (1,802)
 Net realized gain (loss) on investments .............            2,628                  9,008
 Change in unrealized appreciation (depreciation)
  of investments .....................................           39,932                 37,886
                                                              ---------              ---------
 Net increase (decrease) in net assets from
  operations .........................................           45,799                 45,092
                                                              ---------              ---------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............          635,035                492,832
  Transfers between funds including guaranteed
   interest account, net .............................        1,080,791              1,373,175
  Transfers for contract benefit and terminations               (31,752)               (33,996)
  Contract maintenance charges .......................             (153)                  (153)
  Adjustments to net assets allocated to
   contracts in payout period ........................               --                     --
                                                              ---------              ---------
Net increase (decrease) in net assets from
 contractowners transactions .........................        1,683,921              1,831,858
                                                              ---------              ---------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................            5,477                  6,477
                                                              ---------              ---------
Increase (Decrease) in Net Assets ....................        1,735,197              1,883,427
Net Assets -- Beginning of Period ....................               --                     --
                                                              ---------              ---------
Net Assets -- End of Period ..........................        $1,735,197             $1,883,427
                                                              ==========             ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................               --                     --
Units Redeemed .......................................               --                     --
                                                              ----------             ----------
Net Increase (Decrease) ..............................               --                     --
                                                              ----------             ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................               18                     21
Units Redeemed .......................................               (2)                    (3)
                                                              -----------            -----------
Net Increase (Decrease) ..............................               16                     18
                                                              -----------            -----------



                                                                                                                 EQ/Mercury
                                                          EQ/Lord Abbett                                        Basic Value
                                                        Mid Cap Value (c)           EQ/Marsico Focus               Equity
                                                       -------------------- --------------------------------- ----------------
                                                               2005               2005             2004             2005
                                                       -------------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................     $    22,040       $  (2,786,191)   $  (2,050,619)   $     255,596
 Net realized gain (loss) on investments .............          90,725          14,288,675        8,572,041       25,605,971
 Change in unrealized appreciation (depreciation)
  of investments .....................................         199,206           7,856,510        7,031,748      (20,439,649)
                                                           -----------       -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................         311,971          19,358,994       13,553,170        5,421,918
                                                           -----------       -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       2,319,028          44,547,672       36,119,683       45,050,164
  Transfers between funds including guaranteed
   interest account, net .............................       7,991,789          20,680,282        5,410,028      (15,685,540)
  Transfers for contract benefit and terminations             (172,145)        (15,700,713)     (10,739,112)     (37,260,223)
  Contract maintenance charges .......................            (702)           (195,816)        (142,452)        (300,414)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --                  --               --               --
                                                           -----------       -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      10,137,970          49,331,425       30,648,147       (8,196,013)
                                                           -----------       -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................          10,174             310,874          255,739         (135,933)
                                                           -----------       -------------    -------------    -------------
Increase (Decrease) in Net Assets ....................      10,460,115          69,001,293       44,457,056       (2,910,028)
Net Assets -- Beginning of Period ....................              --         167,380,473      122,923,417      347,175,915
                                                           -----------       -------------    -------------    -------------
Net Assets -- End of Period ..........................     $10,460,115       $ 236,381,766    $ 167,380,473    $ 344,265,887
                                                           ===========       =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --                  --               --               --
Units Redeemed .......................................              --                  --               --               --
                                                           -----------       -------------    -------------    -------------
Net Increase (Decrease) ..............................              --                  --               --               --
                                                           -----------       -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................             114                 656              568              360
Units Redeemed .......................................             (20)               (281)            (315)            (400)
                                                           -----------       -------------    -------------    -------------
Net Increase (Decrease) ..............................              94                 375              253              (40)
                                                           -----------       -------------    -------------    -------------



                                                          EQ/Mercury
                                                         Basic Value
                                                            Equity
                                                       ----------------
                                                             2004
                                                       ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   2,713,236
 Net realized gain (loss) on investments .............     16,674,208
 Change in unrealized appreciation (depreciation)
  of investments .....................................      8,998,222
                                                        -------------
 Net increase (decrease) in net assets from
  operations .........................................     28,385,666
                                                        -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     48,334,791
  Transfers between funds including guaranteed
   interest account, net .............................      5,397,369
  Transfers for contract benefit and terminations         (32,671,392)
  Contract maintenance charges .......................       (278,207)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --
                                                        -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     20,782,561
                                                        -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................         16,581
                                                        -------------
Increase (Decrease) in Net Assets ....................     49,184,808
Net Assets -- Beginning of Period ....................    297,991,107
                                                        -------------
Net Assets -- End of Period ..........................  $ 347,175,915
                                                        =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --
Units Redeemed .......................................             --
                                                        -------------
Net Increase (Decrease) ..............................             --
                                                        -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            516
Units Redeemed .......................................           (379)
                                                        -------------
Net Increase (Decrease) ..............................            137
                                                        -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/Mercury                      EQ/MFS Emerging
                                                              International Value                Growth Companies
                                                       --------------------------------- ---------------------------------
                                                             2005             2004             2005             2004
                                                       ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   1,006,646    $     470,907    $  (4,451,247)   $  (4,686,242)
 Net realized gain (loss) on investments .............     10,437,226        3,060,937       (5,441,925)     (31,051,084)
 Change in unrealized appreciation (depreciation)
  of investments .....................................      6,001,364       20,446,459       33,511,926       72,782,725
                                                        -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................     17,445,236       23,978,303       23,618,754       37,045,399
                                                        -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     36,766,032       18,930,274       25,669,511       30,115,973
  Transfers between funds including guaranteed
   interest account, net .............................     21,239,091        6,372,768      (31,413,447)     (30,158,292)
  Transfers for contract benefit and terminations         (17,672,718)     (12,651,563)     (40,187,017)     (35,802,118)
  Contract maintenance charges .......................       (157,314)        (125,323)        (414,136)        (464,832)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     40,175,091       12,526,156      (46,345,089)     (36,309,269)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       (111,502)          35,785           89,724           (1,343)
                                                        -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ....................     57,508,825       36,540,244       22,636,611          734,787
Net Assets -- Beginning of Period ....................    149,448,287      112,908,043      364,786,512      364,051,725
                                                        -------------    -------------    -------------    -------------
Net Assets -- End of Period ..........................  $ 206,957,112    $ 149,448,287    $ 342,149,901    $ 364,786,512
                                                        =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --               --               --
Units Redeemed .......................................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            737              439              304              408
Units Redeemed .......................................           (390)            (320)            (680)            (716)
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................            347              119             (376)            (308)
                                                        -------------    -------------    -------------    -------------



                                                                   EQ/MFS
                                                               Investors Trust                  EQ/Money Market
                                                       ------------------------------- ---------------------------------
                                                             2005            2004            2005             2004
                                                       --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   (131,328)   $   (121,438)   $   1,818,156    $    (335,725)
 Net realized gain (loss) on investments .............       947,339          83,871         (287,750)        (399,964)
 Change in unrealized appreciation (depreciation)
  of investments .....................................       133,225       1,597,995          216,075          366,224
                                                        ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................       949,236       1,560,428        1,746,481         (369,465)
                                                        ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     1,644,249       1,892,459       17,689,997       24,817,338
  Transfers between funds including guaranteed
   interest account, net .............................      (534,528)       (858,528)       5,282,612      (12,489,401)
  Transfers for contract benefit and terminations         (2,441,137)     (2,710,162)     (30,538,251)     (36,242,428)
  Contract maintenance charges .......................       (15,123)        (15,269)        (123,896)        (138,323)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --              --           41,092           35,197
                                                        ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (1,346,539)     (1,691,500)      (7,648,446)     (24,017,617)
                                                        ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        16,186          29,073        2,357,256          (42,586)
                                                        ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ....................      (381,117)       (101,999)      (3,544,709)     (24,429,668)
Net Assets -- Beginning of Period ....................    17,345,966      17,447,965      117,689,435      142,119,103
                                                        ------------    ------------    -------------    -------------
Net Assets -- End of Period ..........................  $ 16,964,849    $ 17,345,966    $ 114,144,728    $ 117,689,435
                                                        ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --              --            1,265            1,116
Units Redeemed .......................................            --              --           (1,363)          (1,388)
                                                        ------------    ------------    -------------    -------------
Net Increase (Decrease) ..............................            --              --              (98)            (272)
                                                        ------------    ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            34              49               12              230
Units Redeemed .......................................           (49)            (70)             (36)            (293)
                                                        ------------    ------------    -------------    -------------
Net Increase (Decrease) ..............................           (15)            (21)             (24)             (63)
                                                        ------------    ------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Montag &               EQ/PIMCO
                                                           Caldwell Growth (b)       Real Return (c)
                                                       ---------------------------- -----------------
                                                             2005           2004           2005
                                                       ---------------- ----------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................    $ (11,737)     $    (57)     $  233,509
 Net realized gain (loss) on investments .............       19,881           106           3,731
 Change in unrealized appreciation (depreciation)
  of investments .....................................       68,669         2,857        (278,278)
                                                          ---------      --------      ----------
 Net increase (decrease) in net assets from
  operations .........................................       76,813         2,906         (41,038)
                                                          ---------      --------      ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    1,042,167        56,585       5,968,653
  Transfers between funds including guaranteed
   interest account, net .............................    1,569,022       164,437       9,008,897
  Transfers for contract benefit and terminations           (65,301)           --        (128,474)
  Contract maintenance charges .......................         (615)           --            (734)
  Adjustments to net assets allocated to
   contracts in payout period ........................           --            --              --
                                                          ---------      --------      ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................    2,545,273       221,022      14,848,342
                                                          ---------      --------      ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       14,311           177          13,784
                                                          ---------      --------      ----------
Increase (Decrease) in Net Assets ....................    2,636,397       224,105      14,821,088
Net Assets -- Beginning of Period ....................      224,105             -              --
                                                          ---------      --------      ----------
Net Assets -- End of Period ..........................    $2,860,502     $224,105      $14,821,088
                                                          ==========     ========      ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................           --            --              --
Units Redeemed .......................................           --            --              --
                                                          ----------     --------      -----------
Net Increase (Decrease) ..............................           --            --              --
                                                          ----------     --------      -----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           31             2             158
Units Redeemed .......................................           (7)         --                (9)
                                                          ------------   --------      -------------
Net Increase (Decrease) ..............................           24             2             149
                                                          -----------    --------      ------------



                                                             EQ/Short                  EQ/Small                 EQ/TCW
                                                        Duration Bond (c)           Company Index             Equity (b)
                                                       ------------------- -------------------------------- --------------
                                                               2005              2005             2004           2005
                                                       ------------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................     $  13,301         $    (49,134)   $    904,400     $  (62,403)
 Net realized gain (loss) on investments .............            25            7,805,952       5,721,894        426,353
 Change in unrealized appreciation (depreciation)
  of investments .....................................       (13,194)          (4,517,705)      3,391,573        234,184
                                                           ---------         ------------    ------------     ----------
 Net increase (decrease) in net assets from
  operations .........................................           132            3,239,113      10,017,867        598,134
                                                           ---------         ------------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       572,315           21,823,949      21,409,771      3,005,345
  Transfers between funds including guaranteed
   interest account, net .............................     1,811,371              893,003      14,146,160      3,583,190
  Transfers for contract benefit and terminations           (179,725)          (6,096,698)     (4,145,908)      (196,611)
  Contract maintenance charges .......................           (68)            (102,168)        (54,444)        (1,548)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --                   --              --             --
                                                           ---------         ------------    ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................     2,203,893           16,518,086      31,355,579      6,390,376
                                                           ---------         ------------    ------------     ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................         7,006              (13,976)         14,390         22,745
                                                           ---------         ------------    ------------     ----------
Increase (Decrease) in Net Assets ....................     2,211,031           19,743,223      41,387,836      7,011,255
Net Assets -- Beginning of Period ....................            --           81,812,986      40,425,150        969,962
                                                           ---------         ------------    ------------     ----------
Net Assets -- End of Period ..........................     $2,211,031        $101,556,209    $ 81,812,986     $7,981,217
                                                           ==========        ============    ============     ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --                   --              --             --
Units Redeemed .......................................            --                   --              --             --
                                                           ----------        ------------    ------------     ----------
Net Increase (Decrease) ..............................            --                   --              --             --
                                                           ----------        ------------    ------------     ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            25                  321             434            116
Units Redeemed .......................................            (3)                (195)           (181)           (55)
                                                           -----------       ------------    ------------     ----------
Net Increase (Decrease) ..............................            22                  126             253             61
                                                           -----------       ------------    ------------     ----------



                                                       EQ/TCW Equity
                                                             (b)
                                                       --------------
                                                            2004
                                                       --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $   (790)
 Net realized gain (loss) on investments .............      7,151
 Change in unrealized appreciation (depreciation)
  of investments .....................................      6,450
                                                         --------
 Net increase (decrease) in net assets from
  operations .........................................     12,811
                                                         --------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    111,359
  Transfers between funds including guaranteed
   interest account, net .............................    906,064
  Transfers for contract benefit and terminations         (61,038)
  Contract maintenance charges .......................        (24)
  Adjustments to net assets allocated to
   contracts in payout period ........................         --
                                                         --------
Net increase (decrease) in net assets from
 contractowners transactions .........................    956,361
                                                         --------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        790
                                                         --------
Increase (Decrease) in Net Assets ....................    969,962
Net Assets -- Beginning of Period ....................          -
                                                         --------
Net Assets -- End of Period ..........................   $969,962
                                                         ========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................         --
Units Redeemed .......................................         --
                                                         --------
Net Increase (Decrease) ..............................         --
                                                         --------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................         11
Units Redeemed .......................................         (2)
                                                         --------
Net Increase (Decrease) ..............................          9
                                                         --------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                   EQ/UBS              EQ/Van Kampen
                                                           Growth and Income (b)        Comstock (c)
                                                       ------------------------------ ---------------
                                                            2005            2004            2005
                                                       -------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $    5,090      $   869        $  22,324
 Net realized gain (loss) on investments .............       19,641        2,620            7,107
 Change in unrealized appreciation (depreciation)
  of investments .....................................      352,245        3,411          170,520
                                                         ----------     --------       ----------
 Net increase (decrease) in net assets from
  operations .........................................      376,976        6,900          199,951
                                                         ----------     --------       ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    2,756,838       38,623        1,799,191
  Transfers between funds including guaranteed
   interest account, net .............................    4,761,728      174,435        4,787,626
  Transfers for contract benefit and terminations          (197,350)         (72)        (114,273)
  Contract maintenance charges .......................         (742)          (4)            (766)
  Adjustments to net assets allocated to
   contracts in payout period ........................           --           --               --
                                                         ----------     --------       ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................    7,320,474      212,982        6,471,778
                                                         ----------     --------       ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       17,671          284            9,774
                                                         ----------     --------       ----------
Increase (Decrease) in Net Assets ....................    7,715,121      220,166        6,681,503
Net Assets -- Beginning of Period ....................      220,166            -               --
                                                         ----------     --------       ----------
Net Assets -- End of Period ..........................   $7,935,287     $220,166       $6,681,503
                                                         ==========     ========       ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................           --           --               --
Units Redeemed .......................................           --           --               --
                                                         ----------     --------       ----------
Net Increase (Decrease) ..............................           --           --               --
                                                         ----------     --------       ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           95            2               68
Units Redeemed .......................................          (29)          (1)              (4)
                                                         ----------     --------       ----------
Net Increase (Decrease) ..............................           66            1               64
                                                         ----------     --------       ----------



                                                                 EQ/Van Kampen               EQ/Van Kampen
                                                            Emerging Markets Equity       Mid Cap Growth (c)
                                                       --------------------------------- --------------------
                                                             2005             2004               2005
                                                       ---------------- ---------------- --------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  (1,273,605)   $    (708,832)       $  (15,509)
 Net realized gain (loss) on investments .............     37,803,459       26,788,681           267,812
 Change in unrealized appreciation (depreciation)
  of investments .....................................     17,450,383       (1,598,152)           26,382
                                                        -------------    -------------        ----------
 Net increase (decrease) in net assets from
  operations .........................................     53,980,237       24,481,697           278,685
                                                        -------------    -------------        ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     29,966,531       18,121,034           834,024
  Transfers between funds including guaranteed
   interest account, net .............................     41,778,957       14,604,380         3,828,631
  Transfers for contract benefit and terminations         (19,281,156)     (12,364,648)          (74,439)
  Contract maintenance charges .......................       (154,362)        (107,940)             (237)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --                --
                                                        -------------    -------------        ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................     52,309,970       20,252,826         4,587,979
                                                        -------------    -------------        ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (95,387)          43,918             6,553
                                                        -------------    -------------        ----------
Increase (Decrease) in Net Assets ....................    106,194,820       44,778,441         4,873,217
Net Assets -- Beginning of Period ....................    146,637,505      101,859,064                --
                                                        -------------    -------------        ----------
Net Assets -- End of Period ..........................  $ 252,832,325    $ 146,637,505        $4,873,217
                                                        =============    =============        ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --                --
Units Redeemed .......................................             --               --                --
                                                        -------------    -------------        ----------
Net Increase (Decrease) ..............................             --               --                --
                                                        -------------    -------------        ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................          1,338            1,030                89
Units Redeemed .......................................           (948)            (844)              (50)
                                                        -------------    -------------        ----------
Net Increase (Decrease) ..............................            390              186                39
                                                        -------------    -------------        ----------



                                                           EQ/Wells Fargo
                                                        Montgomery Small Cap
                                                       ---------------------
                                                                2005
                                                       ---------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................       $  25,090
 Net realized gain (loss) on investments .............          41,734
 Change in unrealized appreciation (depreciation)
  of investments .....................................         (20,590)
                                                             ---------
 Net increase (decrease) in net assets from
  operations .........................................          46,234
                                                             ---------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............         176,866
  Transfers between funds including guaranteed
   interest account, net .............................         332,821
  Transfers for contract benefit and terminations               (8,728)
  Contract maintenance charges .......................            (115)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --
                                                             ---------
Net increase (decrease) in net assets from
 contractowners transactions .........................         500,844
                                                             ---------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................           3,039
                                                             ---------
Increase (Decrease) in Net Assets ....................         550,117
Net Assets -- Beginning of Period ....................              --
                                                             ---------
Net Assets -- End of Period ..........................       $ 550,117
                                                             =========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --
Units Redeemed .......................................              --
                                                             ---------
Net Increase (Decrease) ..............................              --
                                                             ---------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................              37
Units Redeemed .......................................             (32)
                                                             ---------
Net Increase (Decrease) ..............................               5
                                                             ---------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 Laudus Rosenberg
                                                           VIT Value Long/Short Equity        U.S. Real Estate -- Class II
                                                         --------------------------------   ---------------------------------
                                                               2005             2004              2005              2004
                                                         ---------------   --------------   ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................    $    (75,503)      $  (30,970)     $  1,829,198      $     58,293
 Net realized gain (loss) on investments .............         135,572            7,957         5,851,541         2,733,520
 Change in unrealized appreciation (depreciation)
  of investments .....................................          99,496           18,472         3,287,089         4,433,879
                                                          ------------       ----------      ------------      ------------
 Net increase (decrease) in net assets from
  operations .........................................         159,565           (4,541)       10,967,828         7,225,692
                                                          ------------       ----------      ------------      ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       1,559,694          546,309        18,737,635         8,136,619
  Transfers between funds including guaranteed
   interest account, net .............................       6,246,577          913,136        18,972,517        34,553,298
  Transfers for contract benefit and terminations           (1,368,445)        (145,615)       (6,156,232)       (1,082,231)
  Contract maintenance charges .......................          (2,610)            (605)          (44,602)           (6,296)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --               --                --                --
                                                          ------------       ----------      ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................       6,435,216        1,313,225        31,509,318        41,601,390
                                                          ------------       ----------      ------------      ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................          16,504           20,320            11,899            17,447
                                                          ------------       ----------      ------------      ------------
Increase (Decrease) in Net Assets ....................       6,611,285        1,329,004        42,489,045        48,844,387
Net Assets -- Beginning of Period ....................       1,725,252          396,248        51,251,373         2,406,847
                                                          ------------       ----------      ------------      ------------
Net Assets -- End of Period ..........................    $  8,336,537       $1,725,252      $ 93,740,418      $ 51,251,373
                                                          ============       ==========      ============      ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --               --                --                --
Units Redeemed .......................................              --               --                --                --
                                                          ------------       ----------      ------------      ------------
Net Increase (Decrease) ..............................              --               --                --                --
                                                          ------------       ----------      ------------      ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................             151               54               589               604
Units Redeemed .......................................             (90)             (42)             (378)             (271)
                                                          ------------       ----------      ------------      ------------
Net Increase (Decrease) ..............................              61               12               211               333
                                                          ------------       ----------      ------------      ------------

-------
(a) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(b) Commenced operations on October 25, 2004.
(c) Commenced operations on May 9, 2005.
(d) Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005


1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Laudus Rosenberg Variable Insurance Trust, and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.
The Account consists of 67 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth(1)
o AXA Premier VIP Mid Cap Value(2)
o AXA Premier VIP Technology
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Large Cap Growth(3)
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Ariel Appreciation II
o EQ/Bear Stearns Small Company Growth(4)
o EQ/Bernstein Diversified Value
o EQ/Boston Advisors Equity Income(5)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Caywood-Scholl High Yield Bond
o EQ/Equity 500 Index o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value(6)
o EQ/GAMCO Mergers and Acquisitions(14)
o EQ/GAMCO Small Company Value(7)
o EQ/International Growth
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Core Bond(8)
o EQ/JPMorgan Value Opportunities(9)
o EQ/Lazard Small Cap Value
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Montag & Caldwell Growth(10)
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/TCW Equity(11)
o EQ/UBS Growth and Income(12)
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity(13)
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap
o Laudus Rosenberg VIT Value Long/Short Equity
o U.S. Real Estate -- Class II

----------------------
 (1) Formerly known as AXA Premier VIP Small/Mid Cap Growth.
 (2) Formerly known as AXA Premier VIP Small/Mid Cap Value.
 (3) Formerly known as EQ/Alliance Premier Growth.
 (4) Formerly known as EQ/Enterprise Small Company Growth.
 (5) Formerly known as EQ/Enterprise Equity Income.
 (6) Formerly known as EQ/FI Small/Mid Cap Value.
 (7) Formerly known as EQ/Enterprise Small Company Value.
 (8) Formerly known as J.P. Morgan Core Bond.
 (9) Formerly known as J.P. Morgan Value Opportunities.
 (10) Formerly known as EQ/Enterprise Growth.
 (11) Formerly known as EQ/Enterprise Equity.
 (12) Formerly known as EQ/Enterprise Growth and Income.
 (13) Formerly known as EQ/Emerging Markets Equity.
 (14) Formerly EQ/Mergers and Acquisitions.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represents amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, EQUI-VEST Strategies, Momentum, Momentum Plus (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity option of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
48. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUI-VEST Strategies, Momentum and Momentum Plus Contracts. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUI-VEST Strategies, EQUIPLAN and Old Contracts and


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


2. Significant Accounting Policies (Concluded)

quarterly under Momentum and Momentum Plus.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments
   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:



                                                        Purchases        Sales
                                                     -------------- --------------
AXA Aggressive Allocation ........................    $ 20,286,012   $  7,280,120
AXA Conservative Allocation ......................      20,771,778     16,741,251
AXA Conservative Plus Allocation .................      20,581,149      8,979,264
AXA Moderate Allocation ..........................     158,093,405    252,023,623
AXA Moderate Plus Allocation .....................      69,067,963     13,056,447
AXA Premier VIP Aggressive Equity ................      48,198,108    192,848,007
AXA Premier VIP Core Bond ........................      22,789,440     18,145,330
AXA Premier VIP Health Care ......................      22,800,063     16,390,932
AXA Premier VIP High Yield .......................      73,569,006     61,242,533
AXA Premier VIP International Equity .............      32,251,243     20,050,755
AXA Premier VIP Large Cap Core Equity ............       4,988,952     10,562,898
AXA Premier VIP Large Cap Growth .................      14,008,465     18,435,585
AXA Premier VIP Large Cap Value ..................      23,050,748     12,369,343
AXA Premier VIP Small/Mid Cap Growth .............      29,500,597     25,016,612
AXA Premier VIP Small/Mid Cap Value ..............      31,275,149     22,823,225
AXA Premier VIP Technology .......................      58,298,727     77,204,590
EQ/Alliance Common Stock .........................     201,110,333    728,242,518
EQ/Alliance Growth & Income ......................     222,912,555    256,920,189
EQ/Alliance Intermediate Government Sec. .........      33,179,826     47,292,377
EQ/Alliance International ........................     147,333,376    167,755,097
EQ/Alliance Large Cap Growth .....................      33,918,871     50,237,257
EQ/Alliance Quality Bond .........................      46,387,721     49,422,862
EQ/Alliance Small Cap Growth .....................      77,692,692    106,167,204
EQ/Ariel Appreciation II .........................         590,497          1,166
EQ/Bears Stearns Small Company Growth ............      25,603,101     11,806,208
EQ/Bernstein Diversified Value ...................     105,428,185     72,839,572
EQ/Boston Advisors Equity Income .................      41,658,513     12,607,883
EQ/Calvert Socially Responsible ..................       5,375,240      2,921,400
EQ/Capital Guardian Growth .......................       4,366,329      2,676,103
EQ/Capital Guardian International ................      32,485,455     16,410,729
EQ/Capital Guardian Research .....................      19,551,183     33,916,158
EQ/Capital Guardian U.S. Equity ..................      35,755,374     23,721,606
EQ/Caywood-Scholl High Yield Bond ................       7,016,514      1,432,360
EQ/Equity 500 Index ..............................     205,385,530    260,469,782
EQ/Evergreen International Bond ..................         542,177         39,544
EQ/Evergreen Omega ...............................       7,028,073      7,478,376

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


3. Purchases and Sales of Investments (Concluded)


                                                           Purchases       Sales
                                                         ------------- -------------
EQ/FI Mid Cap ........................................    110,107,874    49,703,321
EQ/FI Small/Mid Cap Value ............................    171,943,717   103,825,943
EQ/GAMCO Mergers and Acquisitions ....................      2,821,985       287,414
EQ/GAMCO Small Company Value .........................     48,876,460    13,089,587
EQ/International Growth ..............................      4,640,753     2,563,977
EQ/Janus Large Cap Growth ............................     18,432,188    15,170,608
EQ/JPMorgan Core Bond ................................     54,147,666    21,999,172
EQ/JPMorgan Value Opportunities ......................     10,394,809    14,744,302
EQ/Lazard Small Cap Value ............................     83,613,085    46,784,042
EQ/Legg Mason Value Equity ...........................      2,233,131        85,797
EQ/Long Term Bond ....................................     14,087,892     3,362,045
EQ/Lord Abbett Growth and Income .....................      1,982,051       289,415
EQ/Lord Abbett Large Cap Core ........................      2,183,032       346,498
EQ/Lord Abbett Mid Cap Value .........................     12,435,793     2,265,609
EQ/Marsico Focus .....................................     91,931,067    39,699,274
EQ/Mercury Basic Value Equity ........................     85,832,640    79,553,878
EQ/Mercury International Value .......................     89,583,832    48,521,793
EQ/MFS Emerging Growth Companies .....................     39,617,877    90,295,500
EQ/MFS Investors Trust ...............................      3,153,353     4,615,027
EQ/Money Market ......................................     78,366,806    81,839,419
EQ/Montag & Caldwell Growth ..........................      3,364,529       816,682
EQ/PIMCO Real Return .................................     16,214,259     1,109,695
EQ/Short Duration Bond ...............................      2,498,299       274,093
EQ/Small Company Index ...............................     48,405,372    27,441,789
EQ/TCW Equity ........................................     12,726,392     6,375,674
EQ/UBS Growth and Income .............................     10,598,708     3,255,473
EQ/Van Kampen Comstock ...............................      7,062,632       558,756
EQ/Van Kampen emerging Markets Equity ................    176,999,317   118,105,382
EQ/Van Kampen Mid Cap Growth .........................     10,710,914     6,131,892
EQ/Wells Fargo Montgomery Small Cap ..................      4,217,945     3,688,913
Laudus Rosenberg VIT Value Long/Short Equity .........     16,195,745     9,819,511
U.S. Real Estate .....................................     90,590,192    57,239,756

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of EQAT and VIP. Charles Schwab Investment Management, Inc. serves as investment manager for the Laudus Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Class II Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.20% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


4. Expenses and Related Party Transactions (Concluded)

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value; EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth and AXA Premier VIP Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group Boston Advisors ceased to be an affiliate of AXA Financial.

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable) . AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



--------------------------------------------------------------------------------
May 14, 2004               Removed Portfolio      Surviving Portfolio
                                                   AXA Premier VIP
                            EQ/Technology           Technology
--------------------------------------------------------------------------------
Shares -- Class B             20,685,303              10,173,397
Value -- Class B          $   84,230,707            $ 84,230,707
Net Assets before merger  $   84,230,707            $ 27,132,329
Net Assets after merger               --            $111,363,036

6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:


                                           Mortality and                     Financial
                                           Expense Risks   Other Expenses   Accounting     Total
                                          --------------- ---------------- ------------ ----------
Old Contracts
---------------------------------------        0.58%            0.16%           --         0.74%
EQUIPLAN Contracts                             0.58%            0.16%           --         0.74%
---------------------------------------
EQUI-VEST Series 100/Momentum Contracts
----------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ..............        0.56%           0.60%            0.24%      1.40%
All Other Funds .......................        0.50%           0.60%            0.24%      1.34%
EQUI-VEST Series 200
----------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ..............        1.15%           0.25%            --         1.40%
All Other Funds .......................        1.09%           0.25%            --         1.34%

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


6. Contractowner Charges (Continued)


                                          Mortality and                     Financial
                                          Expense Risks   Other Expenses   Accounting     Total
                                         --------------- ---------------- ------------ ----------
Old Contracts
--------------------------------------        0.58%           0.16%            --      0.74%
EQUI-VEST Series 300 and 400 Contracts
---------------------------------------
EQ/Money Market
EQ/Alliance Common Stock
AXA Premier VIP Aggressive Equity
AXA Moderate Allocation ..............        1.10%           0.24%            --      1.34%
All Other Funds ......................        1.10%           0.24%            --      1.34%
Momentum Plus Contracts                       1.10%           0.25%            --      1.35%
---------------------------------------
EQUI-VEST Series 500 Contracts                1.20%           0.25%            --      1.45%
---------------------------------------
EQUI-VEST Series 600 and 800 Contracts        0.95%           0.25%            --      1.20%
---------------------------------------
EQUI-VEST Vantage Contracts
---------------------------------------
0.90 All Funds .......................        0.90%             --             --      0.90%
0.70 All Funds .......................        0.70%             --             --      0.70%
0.50 All Funds .......................        0.50%             --             --      0.50%
EQUI-VEST Strategies Contracts
---------------------------------------
1.20% All Funds ......................        1.20%             --             --      1.20%
0.90% All Funds ......................        0.90%             --             --      0.90%
0.70% All Funds ......................        0.70%             --             --      0.70%
0.50% All Funds ......................        0.50%             --             --      0.50%
0.25% All Funds ......................        0.25%             --             --      0.25%
EQUI-VEST Express Series 700 Contracts        0.70%           0.25%            --      0.95%
---------------------------------------

The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/Momentum Contracts for EQ/Money Market, EQ/Alliance Common Stock, AXA Premier VIP Aggressive Equity and AXA Moderate Allocation variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For EQUI-VEST(R) Series 200 and EQUI-VEST Vantage Contracts for participants of the Teachers Retirement System of the State of Texas and EQUI-VEST Strategies the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for AXA Premier VIP Aggressive Equity, AXA Moderate Allocation, EQ/Alliance Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Mid Cap Growth, AXA Premier VIP Mid Cap Value, AXA Premier VIP Technology and EQ/Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.



                                When charge
Charges                         is deducted                      Amount deducted                         How deducted
------------------------------ ------------- ------------------------------------------------------ ----------------------
Charge for Trust expenses      Daily         Vary by portfolio                                      Unit value
Annual Administrative charge   Annual        $30 or during the first two contract years 2% of the   Unit liquidation from
                                             account value (plus any prior withdrawal during the    account value
                                             Contract Year) if less.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


6. Contractowner Charges (Concluded)


                                            When charge
Charges                                     is deducted
------------------------------------ ------------------------
Annual Policy fee                    Annual
Withdrawal Charge                    At time of transaction
Plan Loan charges                    At time of transaction
Annuity Payout option                At time of transaction
Charge for third-party transfer or   At time of transaction
exchange
Enhanced death benefit charge        Participation date
                                     anniversary



Charges                                                  Amount deducted                         How deducted
------------------------------------ ------------------------------------------------------ ----------------------
Annual Policy fee                    Low - Depending on account value, lesser of $30        Unit liquidation from
                                     or .50% of account value plus the amount of any        account value
                                     active loan.
                                     High - Depending on account value, in Years 1 to       Unit liquidation from
                                     2 lesser of $30 or 2% of account value, thereafter     account value
                                     $30.
Withdrawal Charge                    Low - 6% of withdrawals or contributions made in       Unit liquidation
                                     the current and prior five participation years,
                                     whichever is less.
                                     High - 6% of the amount withdrawn, generally
                                     declining for the first through the 12th contract
                                     year.
                                     Exceptions and limitations may eliminate or reduce
                                     the withdrawal charge.
Plan Loan charges                    $25 set-up fee and $6 quarterly recordkeeping fee      Unit liquidation
Annuity Payout option                $350 annuity administration fee                        Unit liquidation
Charge for third-party transfer or   $25                                                   Unit liquidation
exchange
Enhanced death benefit charge        0.15% of the account value                             Unit liquidation


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Aggressive Allocation
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (l)      $ 130.82
         Highest contract charge 1.45% Class B (l)     $ 128.03
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 121.67
         Highest contract charge 1.45% Class B (l)     $ 120.22
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 109.38
         Highest contract charge 1.45% Class B (l)     $ 109.12
         All contract charges                                --
AXA Conservative Allocation
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (l)      $ 110.08
         Highest contract charge 1.45% Class B (l)     $ 107.73
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 108.00
         Highest contract charge 1.45% Class B (l)     $ 106.71
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 102.37
         Highest contract charge 1.45% Class B (l)     $ 102.13
         All contract charges                                --
AXA Conservative-Plus Allocation
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (l)      $ 114.94
         Highest contract charge 1.45% Class B (l)     $ 112.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 111.89
         Highest contract charge 1.45% Class B (l)     $ 110.56
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 104.36
         Highest contract charge 1.45% Class B (l)     $ 104.11
         All contract charges                                --
AXA Moderate Allocation (b)(j)
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)      $ 183.99
         Highest contract charge 1.45% Class A         $ 126.17
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (m)      $ 176.72
         Highest contract charge 1.45% Class A         $ 121.87
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (m)      $ 163.61
         Highest contract charge 1.45% Class A         $ 113.45
         All contract charges                                --
  2002   Lowest contract charge 1.34% Class A          $  42.91
         Highest contract charge 1.45% Class A         $  96.40
         All contract charges                                --
  2001   Lowest contract charge 1.34% Class A          $  49.61
         Highest contract charge 1.45% Class A         $ 111.81
         All contract charges                                --
AXA Moderate Allocation (b)(j)
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 109.79
         Highest contract charge 1.20% Class B         $ 126.19
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
---------------------------------------------------------------------------
  2005               --                 --           --            7.52%
                     --                 --           --            6.50%
                    178         $   22,965         4.92%             --
  2004               --                 --           --           11.24%
                     --                 --           --           10.17%
                     75         $    9,099         2.30%             --
  2003               --                 --           --            9.38%
                     --                 --           --            9.12%
                      9         $    1,003         0.70%             --
AXA Conservative Allocation
---------------------------------------------------------------------------
  2005               --                 --           --            1.93%
                     --                 --           --            0.96%
                    112         $   12,046         3.96%             --
  2004               --                 --           --            5.50%
                     --                 --           --            4.49%
                     75         $    8,142         4.16%             --
  2003               --                 --           --            2.37%
                     --                 --           --            2.13%
                      8         $      940         5.61%             --
AXA Conservative-Plus Allocation
---------------------------------------------------------------------------
  2005               --                 --           --            2.73%
                     --                 --           --            1.75%
                    180         $   20,363         4.94%             --
  2004               --                 --           --            7.21%
                     --                 --           --            6.19%
                     80         $    8,873         3.68%             --
  2003               --                 --           --            4.36%
                     --                 --           --            4.11%
                      9         $      866         6.35%             --
AXA Moderate Allocation (b)(j)
---------------------------------------------------------------------------
  2005               --                 --           --            4.11%
                     --                 --           --            3.53%
                 21,774         $1,543,159         2.54%             --
  2004               --                 --           --            8.02%
                     --                 --           --            7.42%
                 23,508         $1,615,459         2.75%             --
  2003               --                 --           --           18.35%
                     --                 --           --           17.69%
                 25,117         $1,607,776         2.41%             --
  2002               --                 --           --          (13.31)%
                     --                 --           --          (13.78)%
                 27,370         $1,493,481         1.47%             --
  2001               --                 --           --          ( 2.91)%
                     --                 --           --          ( 3.27)%
                 22,042         $1,285,472         2.61%             --
AXA Moderate Allocation (b)(j)
---------------------------------------------------------------------------
  2005               --                 --           --            4.27%
                     --                 --           --            3.54%
                    916         $  113,231         2.54%             --

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Moderate Allocation (b)(j) (Continued)
------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (d)      $ 105.29
         Highest contract charge 1.20% Class B         $ 121.88
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  97.33
         Highest contract charge 1.20% Class B         $ 113.46
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  82.10
         Highest contract charge 1.20% Class B         $  96.39
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B          $ 114.50
         Highest contract charge 1.20% Class B         $ 111.79
         All contract charges                                --
AXA Moderate-Plus Allocation
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (l)      $ 127.61
         Highest contract charge 1.45% Class B (l)     $ 124.89
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 120.23
         Highest contract charge 1.45% Class B (l)     $ 118.80
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 108.19
         Highest contract charge 1.45% Class B (l)     $ 107.93
         All contract charges                                --
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)      $ 103.39
         Highest contract charge 1.45% Class A         $  75.62
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (m)      $  96.18
         Highest contract charge 1.45% Class A         $  70.74
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (m)      $  86.37
         Highest contract charge 1.45% Class A         $  63.87
         All contract charges                                --
  2002   Lowest contract charge 1.34% Class A          $  47.48
         Highest contract charge 1.45% Class A         $  47.01
         All contract charges                                --
  2001   Lowest contract charge 1.34% Class A          $  67.13
         Highest contract charge 1.45% Class A         $  66.89
         All contract charges                                --
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)      $  76.37
         Highest contract charge 1.20% Class B         $  75.63
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $  70.93
         Highest contract charge 1.20% Class B         $  70.75
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  63.60
         Highest contract charge 1.20% Class B         $  63.88
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  46.48
         Highest contract charge 1.20% Class B         $  47.01
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
AXA Moderate Allocation (b)(j) (Continued)
---------------------------------------------------------------------------
  2004               --                 --           --            8.18%
                     --                 --           --            7.42%
                    833         $   99,021         2.75%             --
  2003               --                 --           --           18.55%
                     --                 --           --           17.71%
                    750         $   82,998         2.41%             --
  2002               --                 --           --          (12.38)%
                     --                 --           --          (13.78)%
                    743         $   69,620         1.47%             --
  2001               --                 --           --          ( 2.98)%
                     --                 --           --          ( 3.27)%
                    445         $   48,578         2.61%             --
AXA Moderate-Plus Allocation
---------------------------------------------------------------------------
  2005               --                 --           --            6.14%
                     --                 --           --            5.13%
                    728         $   91,285         5.08%             --
  2004               --                 --           --           11.13%
                     --                 --           --           10.07%
                    277         $   32,979         3.51%             --
  2003               --                 --           --            8.19%
                     --                 --           --            7.93%
                     23         $    2,390         2.59%             --
AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------
  2005               --                 --           --            7.50%
                     --                 --           --            6.90%
                 12,174         $1,031,638           --              --
  2004               --                 --           --           11.37%
                     --                 --           --           10.75%
                 13,893         $1,098,403           --              --
  2003               --                 --           --           36.83%
                     --                 --           --           35.87%
                 15,363         $1,094,790           --              --
  2002               --                 --           --          (29.27)%
                     --                 --           --          (29.72)%
                 16,813         $  881,555         0.01%             --
  2001               --                 --           --          (25.98)%
                     --                 --           --          (26.08)%
                 19,670         $1,468,650         0.48%             --
AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------
  2005               --                 --           --            7.67%
                     --                 --           --            6.91%
                    203         $   15,262           --              --
  2004               --                 --           --           11.54%
                     --                 --           --           10.75%
                    205         $   14,345           --              --
  2003               --                 --           --           36.83%
                     --                 --           --           35.88%
                    187         $   11,762           --              --
  2002               --                 --           --          (28.23)%
                     --                 --           --          (29.73)%
                    159         $    7,308         0.01%             --

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Premier VIP Aggressive Equity (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B         $  67.82
         Highest contract charge 1.20% Class B        $  66.90
         All contract charges                               --
AXA Premier VIP Core Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 116.28
         Highest contract charge 1.45% Class B (d)    $ 111.90
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 114.85
         Highest contract charge 1.45% Class B (d)    $ 111.59
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 111.11
         Highest contract charge 1.45% Class B (d)    $ 109.00
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 107.64
         Highest contract charge 1.45% Class B (d)    $ 106.61
         All contract charges                               --
AXA Premier VIP Health Care
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 120.59
         Highest contract charge 1.45% Class B (d)    $ 116.05
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 113.31
         Highest contract charge 1.45% Class B (d)    $ 110.09
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 101.56
         Highest contract charge 1.45% Class B (d)    $  99.63
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  79.66
         Highest contract charge 1.45% Class B (d)    $  78.99
         All contract charges                               --
AXA Premier VIP High Yield
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 144.66
         Highest contract charge 1.45% Class A        $  96.58
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 141.28
         Highest contract charge 1.45% Class A        $  94.85
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 130.87
         Highest contract charge 1.45% Class A        $  88.34
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $ 123.58
         Highest contract charge 1.45% Class A        $  72.96
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $ 128.74
         Highest contract charge 1.45% Class A        $  76.09
         All contract charges                               --
AXA Premier VIP High Yield
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 123.08
         Highest contract charge 1.20% Class B        $  96.58
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
AXA Premier VIP Aggressive Equity (Continued)
----------------------------------------------------------------------------
  2001             --                  --            --           (25.85)%
                   --                  --            --           (26.08)%
                  168            $ 11,422          0.48%              --
AXA Premier VIP Core Bond
----------------------------------------------------------------------------
  2005             --                  --            --             1.24%
                   --                  --            --             0.28%
                  605            $ 68,268          3.47%              --
  2004             --                  --            --             3.37%
                   --                  --            --             2.38%
                  575            $ 64,676          3.80%              --
  2003             --                  --            --             3.22%
                   --                  --            --             2.24%
                  504            $ 55,167          3.30%              --
  2002             --                  --            --             5.44%
                   --                  --            --             4.47%
                  416            $ 44,423         (6.03)%             --
AXA Premier VIP Health Care
----------------------------------------------------------------------------
  2005             --                  --            --             6.43%
                   --                  --            --             5.41%
                  361            $ 42,208          5.44%              --
  2004             --                  --            --            11.57%
                   --                  --            --            10.50%
                  318            $ 35,180          6.45%              --
  2003             --                  --            --            27.49%
                   --                  --            --            26.13%
                  234            $ 23,369          1.21%              --
  2002             --                  --            --           (19.49)%
                   --                  --            --           (20.23)%
                  129            $ 10,225            --               --
AXA Premier VIP High Yield
----------------------------------------------------------------------------
  2005             --                  --            --             2.39%
                   --                  --            --             1.82%
                  799            $131,305          7.88%              --
  2004             --                  --            --             7.96%
                   --                  --            --             7.36%
                  827            $133,524          6.69%              --
  2003             --                  --            --            21.77%
                   --                  --            --            21.09%
                  837            $125,598          5.83%              --
  2002             --                  --            --           ( 4.00)%
                   --                  --            --           ( 4.12)%
                  764            $ 94,701          9.00%              --
  2001             --                  --            --           ( 0.41)%
                   --                  --            --           ( 0.52)%
                  854            $110,339          9.64%              --
AXA Premier VIP High Yield
----------------------------------------------------------------------------
  2005             --                  --            --             2.54%
                   --                  --            --             1.83%
                  379            $ 39,438          7.88%              --

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Premier VIP High Yield (Continued)
------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (d)      $ 120.03
         Highest contract charge 1.20% Class B         $  94.85
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 111.01
         Highest contract charge 1.20% Class B         $  88.34
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  91.03
         Highest contract charge 1.20% Class B         $  72.96
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B          $  77.17
         Highest contract charge 1.20% Class B         $  76.09
         All contract charges                                --
AXA Premier VIP International Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 141.82
         Highest contract charge 1.45% Class B (d)     $ 136.48
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 123.46
         Highest contract charge 1.45% Class B (d)     $ 119.96
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 105.24
         Highest contract charge 1.45% Class B (d)     $ 103.24
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  78.74
         Highest contract charge 1.45% Class B (d)     $  77.98
         All contract charges                                --
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 113.89
         Highest contract charge 1.45% Class B (d)     $ 109.60
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 107.24
         Highest contract charge 1.45% Class B (d)     $ 104.20
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  98.27
         Highest contract charge 1.45% Class B (d)     $  96.40
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  77.08
         Highest contract charge 1.45% Class B (d)     $  76.34
         All contract charges                                --
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 100.98
         Highest contract charge 1.45% Class B (d)     $  97.18
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $  94.42
         Highest contract charge 1.45% Class B (d)     $  91.74
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  88.96
         Highest contract charge 1.45% Class B (d)     $  87.27
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  68.45
         Highest contract charge 1.45% Class B (d)     $  67.79
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- ------------
AXA Premier VIP High Yield (Continued)
--------------------------------------------------------------------------
  2004             --                  --            --           8.13%
                   --                  --            --           7.37%
                  319             $32,690          6.69%            --
  2003             --                  --            --          21.94%
                   --                  --            --          21.08%
                  243             $23,248          5.83%            --
  2002             --                  --            --         ( 4.81)%
                   --                  --            --         ( 4.11)%
                  136             $10,780          9.00%            --
  2001             --                  --            --         ( 0.22)%
                   --                  --            --         ( 0.52)%
                  101             $ 8,364          9.64%            --
AXA Premier VIP International Equity
--------------------------------------------------------------------------
  2005             --                  --            --          14.87%
                   --                  --            --          13.77%
                  472             $65,031          7.85%            --
  2004             --                  --            --          17.32%
                   --                  --            --          16.20%
                  402             $48,558          3.36%            --
  2003             --                  --            --          33.65%
                   --                  --            --          32.39%
                  225             $23,340          0.68%            --
  2002             --                  --            --         (18.61)%
                   --                  --            --         (19.36)%
                  125             $ 9,802            --             --
AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------
  2005             --                  --            --           6.20%
                   --                  --            --           5.18%
                  175             $19,342          2.43%            --
  2004             --                  --            --           9.13%
                   --                  --            --           8.08%
                  178             $18,705          4.59%            --
  2003             --                  --            --          27.49%
                   --                  --            --          26.28%
                  168             $16,352          0.16%            --
  2002             --                  --            --         (22.63)%
                   --                  --            --         (23.35)%
                  124             $ 9,465          0.36%            --
AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------
  2005             --                  --            --           6.95%
                   --                  --            --           5.94%
                  388             $38,002            --             --
  2004             --                  --            --           6.13%
                   --                  --            --           5.12%
                  379             $35,019            --             --
  2003             --                  --            --          29.97%
                   --                  --            --          28.74%
                  320             $28,129            --             --
  2002             --                  --            --         (30.05)%
                   --                  --            --         (30.70)%
                  204             $13,852            --             --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Premier VIP Large Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 126.22
         Highest contract charge 1.45% Class B (d)     $ 121.47
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 118.45
         Highest contract charge 1.45% Class B (d)     $ 115.08
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 104.03
         Highest contract charge 1.45% Class B (d)     $ 102.05
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  79.76
         Highest contract charge 1.45% Class B (d)     $  79.00
         All contract charges                                --
AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 104.60
         Highest contract charge 1.45% Class B (d)     $ 100.66
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $  96.99
         Highest contract charge 1.45% Class B (d)     $  94.24
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  87.24
         Highest contract charge 1.45% Class B (d)     $  85.59
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  62.53
         Highest contract charge 1.45% Class B (d)     $  61.93
         All contract charges                                --
AXA Premier VIP Mid Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 127.30
         Highest contract charge 1.45% Class B (d)     $ 122.51
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 119.18
         Highest contract charge 1.45% Class B (d)     $ 115.80
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 103.99
         Highest contract charge 1.45% Class B (d)     $ 102.01
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  74.33
         Highest contract charge 1.45% Class B (d)     $  73.62
         All contract charges                                --
AXA Premier VIP Technology (n)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 103.61
         Highest contract charge 1.45% Class B (d)     $  99.71
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $  93.59
         Highest contract charge 1.45% Class B (d)     $  90.93
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  89.59
         Highest contract charge 1.45% Class B (d)     $  87.89
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------
  2005              --                 --            --            6.56%
                    --                 --            --            5.55%
                   371           $ 45,368          5.48%             --
  2004              --                 --            --           13.85%
                    --                 --            --           12.77%
                   295           $ 34,179          6.91%             --
  2003              --                 --            --           30.43%
                    --                 --            --           29.18%
                   235           $ 24,068          2.33%             --
  2002              --                 --            --          (18.88)%
                    --                 --            --          (19.62)%
                   182           $ 14,348          0.70%             --
AXA Premier VIP Mid Cap Growth
---------------------------------------------------------------------------
  2005              --                 --            --            7.85%
                    --                 --            --            6.81%
                   768           $ 78,075         13.21%             --
  2004              --                 --            --           11.17%
                    --                 --            --           10.11%
                   753           $ 71,596          1.78%             --
  2003              --                 --            --           39.52%
                    --                 --            --           38.20%
                   592           $ 50,875          1.85%             --
  2002              --                 --            --          (36.57)%
                    --                 --            --          (37.15)%
                   300           $ 18,611            --              --
AXA Premier VIP Mid Cap Value
---------------------------------------------------------------------------
  2005              --                 --            --            6.81%
                    --                 --            --            5.79%
                   544           $ 67,218         21.63%             --
  2004              --                 --            --           14.61%
                    --                 --            --           13.52%
                   588           $ 68,546          5.82%             --
  2003              --                 --            --           39.90%
                    --                 --            --           38.56%
                   456           $ 46,680          0.76%             --
  2002              --                 --            --          (23.60)%
                    --                 --            --          (24.31)%
                   285           $ 21,008            --              --
AXA Premier VIP Technology (n)
---------------------------------------------------------------------------
  2005              --                 --            --           10.71%
                    --                 --            --            9.66%
                 1,135           $113,949            --              --
  2004              --                 --            --            4.46%
                    --                 --            --            3.47%
                 1,266           $115,943          1.03%             --
  2003              --                 --            --           56.84%
                    --                 --            --           55.36%
                   268           $ 23,642          4.48%             --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Premier VIP Technology (n) (Continued)
------------------------------------------------------------------
  2002   Lowest contract charge 0.50% Class B (d)     $  57.12
         Highest contract charge 1.45% Class B (d)    $  56.57
         All contract charges                               --
EQ/Alliance Common Stock
------------------------------------------------------------------
         Unit Value 0.70% to 1.49%*
  2005   Lowest contract charge 0.74% Class A         $ 453.40
         Highest contract charge 1.49% Class A        $ 341.80
         All contract charges                               --
  2004   Lowest contract charge 0.74% Class A         $ 435.75
         Highest contract charge 1.49% Class A        $ 331.00
         All contract charges                               --
  2003   Lowest contract charge 0.74% Class A         $ 382.75
         Highest contract charge 1.49% Class A        $ 292.96
         All contract charges                               --
  2002   Lowest contract charge 0.74% Class A         $ 256.52
         Highest contract charge 1.49% Class A        $ 197.84
         All contract charges                               --
  2001   Lowest contract charge 0.74% Class A         $ 385.79
         Highest contract charge 1.49% Class A        $ 299.82
         All contract charges                               --
EQ/Alliance Common Stock
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $  92.69
         Highest contract charge 1.20% Class B        $ 107.24
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  89.31
         Highest contract charge 1.20% Class B        $ 104.06
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  78.66
         Highest contract charge 1.20% Class B        $  92.29
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  52.86
         Highest contract charge 1.20% Class B        $  62.46
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  97.85
         Highest contract charge 1.20% Class B        $  94.83
         All contract charges                               --
EQ/Alliance Growth and Income
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 256.76
         Highest contract charge 1.45% Class A        $ 145.58
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 244.96
         Highest contract charge 1.45% Class A        $ 139.67
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 219.38
         Highest contract charge 1.45% Class A        $ 125.78
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $ 204.07
         Highest contract charge 1.45% Class A        $  97.61
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $ 262.05
         Highest contract charge 1.45% Class A        $ 125.48
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
AXA Premier VIP Technology (n) (Continued)
----------------------------------------------------------------------------
  2002               --                 --           --           (43.99)%
                     --                 --           --           (44.51)%
                     66         $    3,753           --               --
EQ/Alliance Common Stock
----------------------------------------------------------------------------
  2005               --                 --           --             4.05%
                     --                 --           --             3.26%
                 12,984         $4,188,857         1.03%              --
  2004               --                 --           --            12.98%
                     --                 --           --            14.12%
                 14,653         $4,588,775         1.19%              --
  2003               --                 --           --            49.21%
                     --                 --           --            48.08%
                 16,027         $4,423,904         1.77%              --
  2002               --                 --           --           (33.51)%
                     --                 --           --           (34.01)%
                 17,309         $3,226,657         0.05%              --
  2001               --                 --           --           (10.95)%
                     --                 --           --           (11.63)%
                 21,028         $5,921,994         2.35%              --
EQ/Alliance Common Stock
----------------------------------------------------------------------------
  2005               --                 --           --             3.79%
                     --                 --           --             3.05%
                  1,776         $  185,056         1.03%              --
  2004               --                 --           --            13.55%
                     --                 --           --            12.75%
                  1,725         $  174,349         1.19%              --
  2003               --                 --           --            48.80%
                     --                 --           --            47.76%
                  1,502         $  134,406         1.77%              --
  2002               --                 --           --           (31.23)%
                     --                 --           --           (34.13)%
                  1,321         $   79,564         0.05%              --
  2001               --                 --           --           (11.53)%
                     --                 --           --           (11.82)%
                  1,385         $  127,068         2.35%              --
EQ/Alliance Growth and Income
----------------------------------------------------------------------------
  2005               --                 --           --             4.82%
                     --                 --           --             4.24%
                  3,119         $  950,349         4.21%              --
  2004               --                 --           --            11.66%
                     --                 --           --            11.04%
                  3,337         $  974,792         1.66%              --
  2003               --                 --           --            29.57%
                     --                 --           --            28.86%
                  3,487         $  916,213         1.33%              --
  2002               --                 --           --           (22.12)%
                     --                 --           --           (22.21)%
                  3,693         $  752,928         1.32%              --
  2001               --                 --           --           ( 2.62)%
                     --                 --           --           ( 2.73)%
                  4,068         $1,065,247         0.99%              --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                    Years Ended
                                                    December 31,
                                                    ------------
                                                        Units
                                                     Fair Value
                                                    ------------
EQ/Alliance Growth and Income
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 114.88
         Highest contract charge 1.20% Class B        $ 145.60
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 109.44
         Highest contract charge 1.20% Class B        $ 139.68
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  97.86
         Highest contract charge 1.20% Class B        $ 125.79
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  75.41
         Highest contract charge 1.20% Class B        $  97.62
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 128.51
         Highest contract charge 1.20% Class B        $ 125.48
         All contract charges                               --
EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.74% Class A         $  78.01
         Highest contract charge 1.45% Class A        $ 127.51
         All contract charges                               --
  2004   Lowest contract charge 0.74% Class A         $  77.21
         Highest contract charge 1.45% Class A        $ 127.48
         All contract charges                               --
  2003   Lowest contract charge 0.74% Class A         $  75.89
         Highest contract charge 1.45% Class A        $ 126.58
         All contract charges                               --
  2002   Lowest contract charge 0.74% Class A         $  74.44
         Highest contract charge 1.45% Class A        $ 125.44
         All contract charges                               --
  2001   Lowest contract charge 0.74% Class A         $  68.67
         Highest contract charge 1.45% Class A        $ 116.92
         All contract charges                               --
EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 124.85
         Highest contract charge 1.20% Class B        $ 127.54
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 123.94
         Highest contract charge 1.20% Class B        $ 127.50
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 122.19
         Highest contract charge 1.20% Class B        $ 126.60
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 120.24
         Highest contract charge 1.20% Class B        $ 125.45
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 118.06
         Highest contract charge 1.20% Class B        $ 116.93
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Alliance Growth and Income
---------------------------------------------------------------------------
  2005              --                 --            --            4.97%
                    --                 --            --            4.24%
                 1,039           $146,056          4.21%             --
  2004              --                 --            --           11.83%
                    --                 --            --           11.04%
                 1,051           $141,085          1.66%             --
  2003              --                 --            --           29.77%
                    --                 --            --           28.86%
                   964           $116,498          1.33%             --
  2002              --                 --            --          (20.14)%
                    --                 --            --          (22.21)%
                   923           $ 86,144          1.32%             --
  2001              --                 --            --          ( 2.43)%
                    --                 --            --          ( 2.74)%
                   831           $ 99,357          0.99%             --
EQ/Alliance Intermediate Government Securities
---------------------------------------------------------------------------
  2005              --                 --            --            1.04%
                    --                 --            --            0.02%
                   670           $102,507          3.48%             --
  2004              --                 --            --            1.74%
                    --                 --            --            0.71%
                   768           $117,435          3.05%             --
  2003              --                 --            --            1.95%
                    --                 --            --            0.91%
                   892           $135,637          3.69%             --
  2002              --                 --            --            8.41%
                    --                 --            --            7.28%
                 1,033           $155,586          5.39%             --
  2001              --                 --            --            7.73%
                    --                 --            --            6.58%
                   680           $ 94,476          4.91%             --
EQ/Alliance Intermediate Government Securities
---------------------------------------------------------------------------
  2005              --                 --            --            0.74%
                    --                 --            --            0.03%
                   276           $ 35,253          3.48%             --
  2004              --                 --            --            1.43%
                    --                 --            --            0.72%
                   293           $ 37,422          3.05%             --
  2003              --                 --            --            1.63%
                    --                 --            --            0.91%
                   331           $ 41,782          3.69%             --
  2002              --                 --            --            7.02%
                    --                 --            --            7.29%
                   339           $ 42,385          5.39%             --
  2001              --                 --            --            6.91%
                    --                 --            --            6.58%
                   180           $ 20,964          4.91%             --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                    Years Ended
                                                    December 31,
                                                    ------------
                                                        Units
                                                     Fair Value
                                                    ------------
EQ/Alliance International (k)(i)
-----------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 147.18
         Highest contract charge 1.45% Class A        $ 114.75
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 128.49
         Highest contract charge 1.45% Class A        $ 100.74
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 109.44
         Highest contract charge 1.45% Class A        $  86.29
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $  82.20
         Highest contract charge 1.45% Class A        $  64.65
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $  92.98
         Highest contract charge 1.45% Class A        $  72.82
         All contract charges                               --
EQ/Alliance International (k)(i)
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 114.22
         Highest contract charge 1.20% Class B        $ 114.63
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  99.56
         Highest contract charge 1.20% Class B        $ 100.63
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  84.67
         Highest contract charge 1.20% Class B        $  86.19
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  62.95
         Highest contract charge 1.20% Class B        $  64.53
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  76.02
         Highest contract charge 1.20% Class B        $  72.66
         All contract charges                               --
EQ/Alliance Large Cap Growth
-----------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  66.85
         Highest contract charge 1.45% Class B        $  69.86
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  58.46
         Highest contract charge 1.45% Class B        $  61.67
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  54.21
         Highest contract charge 1.45% Class B        $  57.74
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  44.22
         Highest contract charge 1.45% Class B        $  47.56
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  71.03
         Highest contract charge 1.45% Class B        $  70.10
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Alliance International (k)(i)
---------------------------------------------------------------------------
  2005              --                 --            --           14.55%
                    --                 --            --           13.91%
                 4,512           $660,373          1.71%             --
  2004              --                 --            --           17.40%
                    --                 --            --           16.75%
                 4,746           $609,069          2.09%             --
  2003              --                 --            --           34.22%
                    --                 --            --           33.47%
                 5,029           $552,311          1.99%             --
  2002              --                 --            --          (11.11)%
                    --                 --            --          (11.21)%
                 5,501           $452,054            --              --
  2001              --                 --            --          (23.91)%
                    --                 --            --          (24.00)%
                 1,045           $ 96,619          1.61%             --
EQ/Alliance International (k)(i)
---------------------------------------------------------------------------
  2005              --                 --            --           14.72%
                    --                 --            --           13.91%
                   651           $ 75,257          1.71%             --
  2004              --                 --            --           17.58%
                    --                 --            --           16.76%
                   565           $ 57,320          2.09%             --
  2003              --                 --            --           34.51%
                    --                 --            --           33.56%
                   523           $ 45,436          1.99%             --
  2002              --                 --            --          ( 9.35)%
                    --                 --            --          (11.19)%
                   469           $ 30,424            --              --
  2001              --                 --            --          (24.00)%
                    --                 --            --          (24.23)%
                    94           $  6,863          1.61%             --
EQ/Alliance Large Cap Growth
---------------------------------------------------------------------------
  2005              --                 --            --           14.35%
                    --                 --            --           13.27%
                 2,304           $162,638            --              --
  2004              --                 --            --            7.84%
                    --                 --            --            6.81%
                 2,548           $158,455            --              --
  2003              --                 --            --           22.58%
                    --                 --            --           21.41%
                 2,878           $167,285            --              --
  2002              --                 --            --          (29.15)%
                    --                 --            --          (32.15)%
                 3,095           $148,022            --              --
  2001              --                 --            --          (24.65)%
                    --                 --            --          (25.07)%
                 3,603           $253,526          0.01%             --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                    Years Ended
                                                    December 31,
                                                    ------------
                                                        Units
                                                     Fair Value
                                                    ------------
EQ/Alliance Quality Bond
-----------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 164.70
         Highest contract charge 1.45% Class A        $ 131.90
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 162.53
         Highest contract charge 1.45% Class A        $ 130.89
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 157.69
         Highest contract charge 1.45% Class A        $ 127.69
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $ 157.39
         Highest contract charge 1.45% Class A        $ 124.83
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $ 147.79
         Highest contract charge 1.45% Class A        $ 117.34
         All contract charges                               --
EQ/Alliance Quality Bond
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 129.96
         Highest contract charge 1.20% Class B        $ 131.99
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 128.05
         Highest contract charge 1.20% Class B        $ 130.97
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 124.04
         Highest contract charge 1.20% Class B        $ 127.77
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 120.40
         Highest contract charge 1.20% Class B        $ 124.90
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 118.44
         Highest contract charge 1.20% Class B        $ 117.42
         All contract charges                               --
EQ/Alliance Small Cap Growth (f)
-----------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 179.44
         Highest contract charge 1.45% Class A        $ 125.60
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 161.98
         Highest contract charge 1.45% Class A        $ 114.00
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 143.04
         Highest contract charge 1.45% Class A        $ 101.24
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $  99.61
         Highest contract charge 1.45% Class A        $  72.71
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $ 144.40
         Highest contract charge 1.45% Class A        $ 105.52
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Alliance Quality Bond
---------------------------------------------------------------------------
  2005              --                 --            --            1.34%
                    --                 --            --            0.78%
                   753           $125,885          3.89%             --
  2004              --                 --            --            3.07%
                    --                 --            --            2.50%
                   795           $131,674          4.12%             --
  2003              --                 --            --            2.87%
                    --                 --            --            2.29%
                   889           $143,533          2.80%             --
  2002              --                 --            --            6.49%
                    --                 --            --            6.38%
                 1,015           $160,021          4.01%             --
  2001              --                 --            --            6.83%
                    --                 --            --            6.72%
                   960           $142,202          6.63%             --
EQ/Alliance Quality Bond
---------------------------------------------------------------------------
  2005              --                 --            --            1.49%
                    --                 --            --            0.78%
                   256           $ 33,894          3.89%             --
  2004              --                 --            --            3.23%
                    --                 --            --            2.50%
                   261           $ 34,083          4.12%             --
  2003              --                 --            --            3.02%
                    --                 --            --            2.30%
                   274           $ 34,954          2.80%             --
  2002              --                 --            --            5.93%
                    --                 --            --            6.37%
                   292           $ 36,469          4.01%             --
  2001              --                 --            --            7.04%
                    --                 --            --            6.72%
                   226           $ 26,498          6.63%             --
EQ/Alliance Small Cap Growth (f)
---------------------------------------------------------------------------
  2005              --                 --            --           10.78%
                    --                 --            --           10.17%
                 1,836           $316,938            --              --
  2004              --                 --            --           13.24%
                    --                 --            --           12.61%
                 1,990           $311,435            --              --
  2003              --                 --            --           40.02%
                    --                 --            --           39.23%
                 2,070           $287,364            --              --
  2002              --                 --            --          (31.02)%
                    --                 --            --          (31.09)%
                 2,062           $205,395            --              --
  2001              --                 --            --          (14.20)%
                    --                 --            --          (14.29)%
                 2,094           $302,370          1.04%             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Alliance Small Cap Growth (f)
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $  92.73
         Highest contract charge 1.20% Class B        $ 125.63
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  83.58
         Highest contract charge 1.20% Class B        $ 114.03
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  73.69
         Highest contract charge 1.20% Class B        $ 101.26
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  52.55
         Highest contract charge 1.20% Class B        $  72.72
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 106.88
         Highest contract charge 1.20% Class B        $ 105.51
         All contract charges                               --
EQ/Ariel Appreciation II
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%
  2005   Lowest contract charge 0.50% Class B (q)     $ 103.83
         Highest contract charge 1.45% Class B (q)    $ 103.60
         All contract charges                               --
EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)     $ 122.78
         Highest contract charge 1.45% Class B (o)    $ 121.35
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (o)     $ 114.80
         Highest contract charge 1.45% Class B (o)    $ 114.56
         All contract charges                               --
EQ/Bernstein Diversified Value (c)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 135.28
         Highest contract charge 1.45% Class B        $ 126.32
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 128.95
         Highest contract charge 1.45% Class B        $ 121.57
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 114.24
         Highest contract charge 1.45% Class B        $ 108.74
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  89.18
         Highest contract charge 1.45% Class B        $  85.70
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  95.39
         Highest contract charge 1.45% Class B        $ 100.70
         All contract charges                               --
EQ/Boston Advisors Equity Income
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)     $ 113.20
         Highest contract charge 1.45% Class B (o)    $ 111.88
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (o)     $ 107.17
         Highest contract charge 1.45% Class B (o)    $ 106.95
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (f)
---------------------------------------------------------------------------
  2005              --                 --            --           10.94%
                    --                 --            --           10.17%
                   411           $ 55,659            --              --
  2004              --                 --            --           13.42%
                    --                 --            --           12.61%
                   408           $ 50,408            --              --
  2003              --                 --            --           40.24%
                    --                 --            --           39.24%
                   398           $ 43,568            --              --
  2002              --                 --            --          (29.03)%
                    --                 --            --          (31.08)%
                   358           $ 28,243            --              --
  2001              --                 --            --          (14.02)%
                    --                 --            --          (14.29)%
                   297           $ 34,050          1.04%             --
EQ/Ariel Appreciation II
---------------------------------------------------------------------------
  2005              --                 --            --            3.83%
                    --                 --            --            3.60%
                     6           $    589          0.65%             --
EQ/Bear Stearns Small Company Growth
---------------------------------------------------------------------------
  2005              --                 --            --            6.95%
                    --                 --            --            5.93%
                   121           $ 14,674          3.15%             --
  2004              --                 --            --           14.09%
                    --                 --            --           13.88%
                     4           $    471            --              --
EQ/Bernstein Diversified Value (c)
---------------------------------------------------------------------------
  2005              --                 --            --            4.91%
                    --                 --            --            3.91%
                 3,103           $371,731          3.32%             --
  2004              --                 --            --           13.44%
                    --                 --            --           11.80%
                 2,885           $331,846          2.14%             --
  2003              --                 --            --           28.10%
                    --                 --            --           26.88%
                 2,551           $261,872          1.40%             --
  2002              --                 --            --          (13.16)%
                    --                 --            --          (14.89)%
                 2,309           $186,392          1.38%             --
  2001              --                 --            --          ( 2.09)%
                    --                 --            --          ( 2.43)%
                 1,681           $158,997          1.37%             --
EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------
  2005              --                 --            --            5.63%
                    --                 --            --            4.62%
                   307           $ 34,416          2.12%             --
  2004              --                 --            --            9.05%
                    --                 --            --            8.85%
                    41           $  4,334          4.19%             --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  81.24
         Highest contract charge 1.45% Class B (d)    $ 112.09
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  75.08
         Highest contract charge 1.45% Class B (d)    $ 104.60
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  72.85
         Highest contract charge 1.45% Class B (d)    $ 102.46
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  57.22
         Highest contract charge 1.45% Class B (d)    $  81.26
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  87.65
         Highest contract charge 1.35% Class B        $  86.71
         All contract charges                               --
EQ/Capital Guardian Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  64.85
         Highest contract charge 1.45% Class B (d)    $  94.93
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  62.01
         Highest contract charge 1.45% Class B (d)    $  91.64
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  59.05
         Highest contract charge 1.45% Class B (d)    $  88.12
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  47.88
         Highest contract charge 1.45% Class B (d)    $  72.13
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  74.89
         Highest contract charge 1.35% Class B        $  74.09
         All contract charges                               --
EQ/Capital Guardian International
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 107.18
         Highest contract charge 1.45% Class B (d)    $ 141.49
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  91.97
         Highest contract charge 1.45% Class B (d)    $ 122.57
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  81.36
         Highest contract charge 1.45% Class B (d)    $ 109.47
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  61.65
         Highest contract charge 1.45% Class B (d)    $  83.76
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  81.56
         Highest contract charge 1.35% Class B        $  80.69
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Calvert Socially Responsible
---------------------------------------------------------------------------
  2005             --                  --            --            8.20%
                   --                  --            --            7.17%
                  156             $13,658          3.79%             --
  2004             --                  --            --            3.07%
                   --                  --            --            2.09%
                  128             $10,635            --              --
  2003             --                  --            --           27.31%
                   --                  --            --           26.09%
                   96             $ 7,714            --              --
  2002             --                  --            --          (27.00)%
                   --                  --            --          (27.52)%
                   61             $ 3,909            --              --
  2001             --                  --            --          (15.47)%
                   --                  --            --          (15.85)%
                   33             $ 2,862          2.86%             --
EQ/Capital Guardian Growth
---------------------------------------------------------------------------
  2005             --                  --            --            4.58%
                   --                  --            --            3.59%
                   97             $ 6,904          0.21%             --
  2004             --                  --            --            5.01%
                   --                  --            --            4.00%
                   69             $ 4,814          0.57%             --
  2003             --                  --            --           23.33%
                   --                  --            --           22.16%
                   62             $ 4,010          0.16%             --
  2002             --                  --            --          (25.82)%
                   --                  --            --          (27.41)%
                   32             $ 1,722          0.22%             --
  2001             --                  --            --          (25.14)%
                   --                  --            --          (25.49)%
                    5             $   370            --              --
EQ/Capital Guardian International
---------------------------------------------------------------------------
  2005             --                  --            --           16.54%
                   --                  --            --           15.43%
                  588             $69,010          1.75%             --
  2004             --                  --            --           13.04%
                   --                  --            --           11.97%
                  436             $44,312          1.74%             --
  2003             --                  --            --           31.97%
                   --                  --            --           30.70%
                  230             $20,780          1.64%             --
  2002             --                  --            --          (14.59)%
                   --                  --            --          (16.28)%
                   82             $ 5,617          2.20%             --
  2001             --                  --            --          (21.63)%
                   --                  --            --          (21.96)%
                    2             $   162          1.93%             --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Capital Guardian Research (h)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 112.49
         Highest contract charge 1.45% Class B         $ 118.23
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 106.60
         Highest contract charge 1.45% Class B         $ 113.12
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  96.60
         Highest contract charge 1.45% Class B         $ 103.50
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  73.83
         Highest contract charge 1.45% Class B         $  79.87
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B          $ 109.00
         Highest contract charge 1.45% Class B         $ 107.58
         All contract charges                                --
EQ/Capital Guardian U.S. Equity (e)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 115.93
         Highest contract charge 1.45% Class B         $ 113.95
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 109.96
         Highest contract charge 1.45% Class B         $ 109.11
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 101.08
         Highest contract charge 1.45% Class B         $ 101.27
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  74.48
         Highest contract charge 1.45% Class B         $  75.34
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B          $ 101.25
         Highest contract charge 1.45% Class B         $ 100.16
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 104.56
         Highest contract charge 1.45% Class B (p)     $ 103.90
         All contract charges                                --
EQ/Equity 500 Index
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)      $ 197.59
         Highest contract charge 1.45% Class A         $ 103.47
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (m)      $ 190.50
         Highest contract charge 1.45% Class A         $ 100.31
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (m)      $ 173.95
         Highest contract charge 1.45% Class A         $  92.10
         All contract charges                                --
  2002   Lowest contract charge 1.34% Class A          $ 191.65
         Highest contract charge 1.45% Class A         $  72.93
         All contract charges                                --
  2001   Lowest contract charge 1.34% Class A          $ 249.66
         Highest contract charge 1.45% Class A         $  95.12
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (h)
---------------------------------------------------------------------------
  2005              --                  --           --            5.52%
                    --                  --           --            4.52%
                 1,259          $  150,283         0.54%             --
  2004              --                  --           --           10.35%
                    --                  --           --            9.30%
                 1,374          $  156,747         0.62%             --
  2003              --                  --           --           30.84%
                    --                  --           --           29.58%
                 1,433          $  149,248         0.43%             --
  2002              --                  --           --          (22.82)%
                    --                  --           --          (25.76)%
                 1,445          $  115,919         0.50%             --
  2001              --                  --           --          ( 2.90)%
                    --                  --           --          ( 3.45)%
                   137          $   14,798         0.27%             --
EQ/Capital Guardian U.S. Equity (e)
---------------------------------------------------------------------------
  2005              --                  --           --            5.43%
                    --                  --           --            4.43%
                 1,003          $  115,650         5.79%             --
  2004              --                  --           --            8.78%
                    --                  --           --            7.74%
                   937          $  103,281         0.51%             --
  2003              --                  --           --           35.72%
                    --                  --           --           34.42%
                   761          $   77,522         0.35%             --
  2002              --                  --           --          (22.46)%
                    --                  --           --          (24.78)%
                   473          $   35,863         0.59%             --
  2001              --                  --           --          ( 3.12)%
                    --                  --           --          ( 3.43)%
EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------
  2005              --                  --           --            4.56%
                    --                  --           --            3.90%
                    51          $    5,355        16.21%             --
EQ/Equity 500 Index
---------------------------------------------------------------------------
  2005              --                  --           --            3.72%
                    --                  --           --            3.15%
                 3,339          $  909,007         3.30%             --
  2004              --                  --           --            9.51%
                    --                  --           --            8.91%
                 3,638          $  957,647         1.66%             --
  2003              --                  --           --           26.99%
                    --                  --           --           26.29%
                 3,812          $  921,012         1.53%             --
  2002              --                  --           --          (23.23)%
                    --                  --           --          (23.32)%
                 3,939          $  753,523         1.07%             --
  2001              --                  --           --          (13.13)%
                    --                  --           --          (13.23)%
                 4,448          $1,108,749         1.00%             --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Equity 500 Index
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $  90.23
         Highest contract charge 1.20% Class B        $ 103.49
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  86.86
         Highest contract charge 1.20% Class B        $ 100.33
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  79.19
         Highest contract charge 1.20% Class B        $  92.12
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  62.27
         Highest contract charge 1.20% Class B        $  72.94
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  97.75
         Highest contract charge 1.20% Class B        $  95.13
         All contract charges                               --
EQ/Evergreen International Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%
  2005   Lowest contract charge 0.50% Class B (q)     $  97.69
         Highest contract charge 1.45% Class B (q)    $  97.47
         All contract charges                               --
EQ/Evergreen Omega
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  85.83
         Highest contract charge 1.45% Class B        $  83.56
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  82.98
         Highest contract charge 1.45% Class B        $  81.56
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  77.91
         Highest contract charge 1.45% Class B        $  77.31
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  56.66
         Highest contract charge 1.45% Class B        $  56.76
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  76.82
         Highest contract charge 1.45% Class B        $  75.81
         All contract charges                               --
EQ/FI Mid Cap
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 125.23
         Highest contract charge 1.45% Class B        $ 116.25
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 118.33
         Highest contract charge 1.45% Class B        $ 110.90
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 102.49
         Highest contract charge 1.45% Class B        $  96.98
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  71.73
         Highest contract charge 1.45% Class B        $  68.53
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Equity 500 Index
---------------------------------------------------------------------------
  2005              --                 --            --            3.88%
                    --                 --            --            3.15%
                   907           $ 91,189          3.30%             --
  2004              --                 --            --            9.68%
                    --                 --            --            8.91%
                   860           $ 83,780          1.66%             --
  2003              --                 --            --           27.18%
                    --                 --            --           26.30%
                   740           $ 66,130          1.53%             --
  2002              --                 --            --          (22.13)%
                    --                 --            --          (23.32)%
                   641           $ 45,105          1.07%             --
  2001              --                 --            --          (12.96)%
                    --                 --            --          (13.23)%
                   513           $ 47,067          1.00%             --
EQ/Evergreen International Bond
---------------------------------------------------------------------------
  2005              --                 --            --          ( 2.31)%
                    --                 --            --          ( 2.53)%
                     5           $    503            --              --
EQ/Evergreen Omega
---------------------------------------------------------------------------
  2005              --                 --            --            3.44%
                    --                 --            --            2.46%
                   288           $ 24,388          3.05%             --
  2004              --                 --            --            6.51%
                    --                 --            --            5.49%
                   298           $ 24,676          0.35%             --
  2003              --                 --            --           37.51%
                    --                 --            --           36.21%
                   168           $ 12,964            --              --
  2002              --                 --            --          (22.68)%
                    --                 --            --          (25.12)%
                    79           $  4,434            --              --
  2001              --                 --            --          (17.75)%
                    --                 --            --          (18.77)%
                    47           $  3,577          0.01%             --
EQ/FI Mid Cap
---------------------------------------------------------------------------
  2005              --                 --            --            5.83%
                    --                 --            --            4.83%
                 2,266           $265,901         14.15%             --
  2004              --                 --            --           15.45%
                    --                 --            --           14.35%
                 1,999           $223,196          6.85%             --
  2003              --                 --            --           42.89%
                    --                 --            --           41.52%
                 1,577           $153,931            --              --
  2002              --                 --            --          (15.36)%
                    --                 --            --          (19.65)%
                 1,061           $ 73,034          0.02%             --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/FI Mid Cap (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B         $  85.92
         Highest contract charge 1.45% Class B        $  85.28
         All contract charges                               --
EQ/FI Mid Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 164.04
         Highest contract charge 1.45% Class B        $ 124.06
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 148.09
         Highest contract charge 1.45% Class B        $ 113.08
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 126.30
         Highest contract charge 1.45% Class B        $  97.37
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  95.25
         Highest contract charge 1.45% Class B        $  74.14
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 111.62
         Highest contract charge 1.45% Class B        $  88.20
         All contract charges                               --
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B         $ 105.64
         Highest contract charge 1.45% Class B        $ 104.97
         All contract charges                               --
EQ/GAMCO Small Company Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)     $ 117.75
         Highest contract charge 1.45% Class B (o)    $ 116.38
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (o)     $ 113.44
         Highest contract charge 1.45% Class B (o)    $ 113.20
         All contract charges                               --
EQ/International Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)     $ 115.64
         Highest contract charge 1.45% Class B (p)    $ 114.91
         All contract charges                               --
EQ/Janus Large Cap Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  71.12
         Highest contract charge 1.45% Class B        $  63.41
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  66.62
         Highest contract charge 1.45% Class B        $  59.97
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  59.71
         Highest contract charge 1.45% Class B        $  54.27
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  47.68
         Highest contract charge 1.45% Class B        $  43.75
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
EQ/FI Mid Cap (Continued)
----------------------------------------------------------------------------
  2001              --                 --            --           (14.19)%
                    --                 --            --           (14.68)%
                   619           $ 52,918          0.23%              --
EQ/FI Mid Cap Value
----------------------------------------------------------------------------
  2005              --                 --            --            10.77%
                    --                 --            --             9.71%
                 2,900           $446,196         11.30%              --
  2004              --                 --            --            17.26%
                    --                 --            --            16.14%
                 2,707           $379,449          9.31%              --
  2003              --                 --            --            32.60%
                    --                 --            --            31.33%
                 2,510           $303,154          0.40%              --
  2002              --                 --            --           (13.55)%
                    --                 --            --           (15.94)%
                 2,329           $214,099          0.57%              --
  2001              --                 --            --             3.06%
                    --                 --            --             2.49%
                 1,511           $166,025          0.75%              --
EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------
  2005              --                 --            --             5.64%
                    --                 --            --             4.97%
                    23           $  2,512          5.56%              --
EQ/GAMCO Small Company Value
----------------------------------------------------------------------------
  2005              --                 --            --             3.80%
                    --                 --            --             2.81%
                   341           $ 39,738         10.59%              --
  2004              --                 --            --            13.51%
                    --                 --            --            13.31%
                    47           $  5,219          9.02%              --
EQ/International Growth
----------------------------------------------------------------------------
  2005              --                 --            --            15.64%
                    --                 --            --            14.91%
                    19           $  2,170          1.92%              --
EQ/Janus Large Cap Growth
----------------------------------------------------------------------------
  2005              --                 --            --             6.76%
                    --                 --            --             5.74%
                 1,144           $ 73,252            --               --
  2004              --                 --            --            11.59%
                    --                 --            --            10.52%
                 1,078           $ 65,101          0.26%              --
  2003              --                 --            --            25.22%
                    --                 --            --            24.03%
                 1,000           $ 54,626            --               --
  2002              --                 --            --           (30.06)%
                    --                 --            --           (31.32)%
                   864           $ 37,973            --               --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Janus Large Cap Growth (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B         $  64.18
         Highest contract charge 1.45% Class B        $  63.71
         All contract charges                               --
EQ/JPMorgan Core Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 117.03
         Highest contract charge 1.45% Class B (d)    $ 112.55
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 115.07
         Highest contract charge 1.45% Class B (d)    $ 111.72
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 111.09
         Highest contract charge 1.45% Class B (d)    $ 108.90
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 108.01
         Highest contract charge 1.45% Class B (d)    $ 106.90
         All contract charges                               --
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 112.39
         Highest contract charge 1.45% Class B        $ 105.33
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 108.69
         Highest contract charge 1.45% Class B        $ 102.84
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  98.51
         Highest contract charge 1.45% Class B        $  94.11
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  78.07
         Highest contract charge 1.45% Class B        $  75.30
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  96.20
         Highest contract charge 1.45% Class B        $  94.40
         All contract charges                               --
EQ/Lazard Small Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 180.45
         Highest contract charge 1.45% Class B (d)    $ 141.51
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 173.24
         Highest contract charge 1.45% Class B (d)    $ 137.16
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 148.68
         Highest contract charge 1.45% Class B (d)    $ 118.84
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 108.77
         Highest contract charge 1.45% Class B (d)    $  87.78
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 133.62
         Highest contract charge 1.35% Class B        $ 132.19
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
EQ/Janus Large Cap Growth (Continued)
----------------------------------------------------------------------------
  2001             --                  --            --           (23.63)%
                   --                  --            --           (24.08)%
                  670            $ 42,787          0.01%              --
EQ/JPMorgan Core Bond
----------------------------------------------------------------------------
  2005             --                  --            --             1.70%
                   --                  --            --             0.74%
                  891            $101,135          3.93%              --
  2004             --                  --            --             3.58%
                   --                  --            --             2.59%
                  627            $ 70,510          4.85%              --
  2003             --                  --            --             2.85%
                   --                  --            --             1.87%
                  468            $ 51,312          3.72%              --
  2002             --                  --            --             7.52%
                   --                  --            --             6.52%
                  291            $ 31,127         10.10%              --
EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------
  2005             --                  --            --             3.40%
                   --                  --            --             2.42%
                  466            $ 60,726          1.51%              --
  2004             --                  --            --            10.33%
                   --                  --            --             9.27%
                  497            $ 63,509          1.28%              --
  2003             --                  --            --            26.18%
                   --                  --            --            24.98%
                  530            $ 61,883          1.35%              --
  2002             --                  --            --           (18.47)%
                   --                  --            --           (20.23)%
                  563            $ 52,829          1.30%              --
  2001             --                  --            --           ( 7.65)%
                   --                  --            --           ( 8.17)%
                  602            $ 71,054          0.92%              --
EQ/Lazard Small Cap Value
----------------------------------------------------------------------------
  2005             --                  --            --             4.16%
                   --                  --            --             3.17%
                  973            $173,753          9.52%              --
  2004             --                  --            --            16.52%
                   --                  --            --            15.41%
                  834            $144,080         12.28%              --
  2003             --                  --            --            36.69%
                   --                  --            --            35.39%
                  563            $ 84,203          1.41%              --
  2002             --                  --            --           (13.98)%
                   --                  --            --           (15.10)%
                  304            $ 33,624          0.92%              --
  2001             --                  --            --            16.68%
                   --                  --            --            16.15%
                    6            $    794          6.38%              --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Legg Mason Value Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%
  2005   Lowest contract charge 0.50% Class B (q)      $ 106.62
         Highest contract charge 1.45% Class B (q)     $ 106.38
         All contract charges                                --
EQ/Long Term Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (s)      $ 100.56
         Highest contract charge 1.45% Class B (s)     $  99.92
         All contract charges                                --
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (s)      $ 106.59
         Highest contract charge 1.45% Class B (s)     $ 105.91
         All contract charges                                --
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (s)      $ 106.21
         Highest contract charge 1.45% Class B (s)     $  91.36
         All contract charges                                --
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (s)      $ 112.11
         Highest contract charge 1.45% Class B (s)     $ 111.40
         All contract charges                                --
EQ/Marsico Focus
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 147.58
         Highest contract charge 1.45% Class B (a)     $ 141.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 133.98
         Highest contract charge 1.45% Class B (a)     $ 129.87
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 121.84
         Highest contract charge 1.45% Class B (a)     $ 119.25
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  93.38
         Highest contract charge 1.45% Class B (a)     $  92.27
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B (a)      $ 106.02
         Highest contract charge 1.45% Class B (a)     $ 105.87
         All contract charges                                --
EQ/Mercury Basic Value Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 130.65
         Highest contract charge 1.45% Class B         $ 154.23
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 127.54
         Highest contract charge 1.45% Class B         $ 152.01
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 115.93
         Highest contract charge 1.45% Class B         $ 139.50
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- ------------
EQ/Legg Mason Value Equity
--------------------------------------------------------------------------
  2005              --                 --            --           6.62%
                    --                 --            --           6.38%
                    20           $  2,150          0.14%            --
EQ/Long Term Bond
--------------------------------------------------------------------------
  2005              --                 --            --           0.56%
                    --                 --            --         ( 0.08)%
                   105           $ 10,485          6.98%            --
EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------
  2005              --                 --            --           6.59%
                    --                 --            --           5.91%
                    16           $  1,731          1.68%            --
EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------
  2005              --                 --            --           6.21%
                    --                 --            --           8.09%
                    18           $  1,877          0.93%            --
EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------
  2005              --                 --            --          12.11%
                    --                 --            --          11.40%
                    94           $ 10,450          1.72%            --
EQ/Marsico Focus
--------------------------------------------------------------------------
  2005              --                 --            --          10.15%
                    --                 --            --           9.10%
                 1,655           $236,310          2.76%            --
  2004              --                 --            --           9.96%
                    --                 --            --           8.91%
                 1,280           $167,297            --             --
  2003              --                 --            --          30.48%
                    --                 --            --          29.24%
                 1,027           $122,876            --             --
  2002              --                 --            --         (12.03)%
                    --                 --            --         (12.84)%
                   423           $ 39,072          0.05%            --
  2001              --                 --            --           6.02%
                    --                 --            --           5.94%
                    14           $  1,483            --             --
EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------
  2005              --                 --            --           2.44%
                    --                 --            --           1.46%
                 1,826           $344,112          5.55%            --
  2004              --                 --            --          10.02%
                    --                 --            --           8.97%
                 1,866           $346,892          5.19%            --
  2003              --                 --            --          30.53%
                    --                 --            --          29.30%
                 1,731           $297,750          0.55%            --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Mercury Basic Value Equity (Continued)
------------------------------------------------------------------
  2002   Lowest contract charge 0.50% Class B (d)     $  88.81
         Highest contract charge 1.45% Class B        $ 107.89
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 131.84
         Highest contract charge 1.45% Class B        $ 131.37
         All contract charges                               --
EQ/Mercury International Value (f)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 106.30
         Highest contract charge 1.45% Class B (d)    $ 136.12
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  96.39
         Highest contract charge 1.45% Class B (d)    $ 124.61
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  79.64
         Highest contract charge 1.45% Class B (d)    $ 103.95
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  62.51
         Highest contract charge 1.45% Class B (d)    $  82.38
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  92.80
         Highest contract charge 1.35% Class B        $  91.80
         All contract charges                               --
EQ/MFS Emerging Growth Companies
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  56.29
         Highest contract charge 1.45% Class B        $  90.50
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  51.89
         Highest contract charge 1.45% Class B        $  84.23
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  46.31
         Highest contract charge 1.45% Class B        $  75.89
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  35.99
         Highest contract charge 1.45% Class B        $  59.55
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  87.46
         Highest contract charge 1.45% Class B        $  92.01
         All contract charges                               --
EQ/MFS Investors Trust
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  91.93
         Highest contract charge 1.45% Class B        $  91.89
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  86.19
         Highest contract charge 1.45% Class B        $  86.99
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  77.76
         Highest contract charge 1.45% Class B        $  79.23
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  64.03
         Highest contract charge 1.45% Class B        $  65.88
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
EQ/Mercury Basic Value Equity (Continued)
----------------------------------------------------------------------------
  2002              --                 --            --           (15.42)%
                    --                 --            --           (17.87)%
                 1,648           $219,767          1.14%              --
  2001              --                 --            --             4.58%
                    --                 --            --             4.00%
                 1,296           $211,877          3.87%              --
EQ/Mercury International Value (f)
----------------------------------------------------------------------------
  2005              --                 --            --            10.28%
                    --                 --            --             9.23%
                 1,646           $206,833          1.84%              --
  2004              --                 --            --            21.04%
                    --                 --            --            19.88%
                 1,299           $149,224          1.64%              --
  2003              --                 --            --            27.40%
                    --                 --            --            26.18%
                 1,180           $112,754          2.36%              --
  2002              --                 --            --           (15.83)%
                    --                 --            --           (17.85)%
                 1,142           $ 86,429          0.99%              --
  2001              --                 --            --           (22.23)%
                    --                 --            --           (22.59)%
                    12           $  1,101          0.72%              --
EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------
  2005              --                 --            --             8.48%
                    --                 --            --             7.45%
                 2,567           $342,058            --               --
  2004              --                 --            --            12.06%
                    --                 --            --            10.99%
                 2,943           $364,786            --               --
  2003              --                 --            --            28.66%
                    --                 --            --            27.44%
                 3,251           $364,052            --               --
  2002              --                 --            --           (33.56)%
                    --                 --            --           (35.28)%
                 3,497           $306,986            --               --
  2001              --                 --            --           (34.64)%
                    --                 --            --           (35.01)%
                 4,160           $562,209          0.02%              --
EQ/MFS Investors Trust
----------------------------------------------------------------------------
  2005              --                 --            --             6.65%
                    --                 --            --             5.64%
                   181           $ 16,799          0.49%              --
  2004              --                 --            --            10.84%
                    --                 --            --             9.78%
                   196           $ 17,208          0.55%              --
  2003              --                 --            --            21.44%
                    --                 --            --            20.27%
                   217           $ 17,350          0.70%              --
  2002              --                 --            --           (20.43)%
                    --                 --            --           (22.16)%
                   166           $ 10,978          0.60%              --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/MFS Investors Trust (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B         $  85.75
         Highest contract charge 1.45% Class B        $  84.63
         All contract charges                               --
EQ/Money Market
------------------------------------------------------------------
         Unit Value 0.70% to 1.49%*
  2005   Lowest contract charge 0.74% Class A         $  43.38
         Highest contract charge 1.49% Class A        $  34.19
         All contract charges                               --
  2004   Lowest contract charge 0.74% Class A         $  42.43
         Highest contract charge 1.49% Class A        $  33.69
         All contract charges                               --
  2003   Lowest contract charge 0.74% Class A         $  42.25
         Highest contract charge 1.49% Class A        $  33.81
         All contract charges                               --
  2002   Lowest contract charge 0.74% Class A         $  42.17
         Highest contract charge 1.49% Class A        $  34.00
         All contract charges                               --
  2001   Lowest contract charge 0.74% Class A         $  41.81
         Highest contract charge 1.49% Class A        $  33.96
         All contract charges                               --
EQ/Money Market
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 107.81
         Highest contract charge 1.20% Class B        $ 113.12
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 105.58
         Highest contract charge 1.20% Class B        $ 111.56
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 105.29
         Highest contract charge 1.20% Class B        $ 112.05
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 105.22
         Highest contract charge 1.20% Class B        $ 112.77
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 114.06
         Highest contract charge 1.20% Class B        $ 112.74
         All contract charges                               --
EQ/Montag & Caldwell Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)     $ 109.97
         Highest contract charge 1.45% Class B (o)    $ 108.69
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (o)     $ 104.85
         Highest contract charge 1.45% Class B (o)    $ 104.63
         All contract charges                               --
EQ/PIMCO Real Return
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)     $  99.91
         Highest contract charge 1.45% Class B (p)    $  99.28
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
EQ/MFS Investors Trust (Continued)
----------------------------------------------------------------------------
  2001              --                 --            --           (16.74)%
                    --                 --            --           (17.21)%
                   126           $ 10,711          0.43%              --
EQ/Money Market
----------------------------------------------------------------------------
  2005              --                 --            --             2.25%
                    --                 --            --             1.48%
                 1,710           $ 61,840          2.80%              --
  2004              --                 --            --             0.41%
                    --                 --            --           ( 0.36)%
                 1,808           $ 79,290          0.97%              --
  2003              --                 --            --             0.20%
                    --                 --            --           ( 0.56)%
                 2,080           $105,282          0.71%              --
  2002              --                 --            --             0.87%
                    --                 --            --             0.11%
                 2,943           $151,511          1.34%              --
  2001              --                 --            --             3.23%
                    --                 --            --             2.44%
                 2,954           $162,479          3.78%              --
EQ/Money Market
----------------------------------------------------------------------------
  2005              --                 --            --             2.11%
                    --                 --            --             1.40%
                   229           $ 47,898          2.80%              --
  2004              --                 --            --             0.27%
                    --                 --            --           ( 0.43)%
                   253           $ 36,399          0.97%              --
  2003              --                 --            --             0.07%
                    --                 --            --           ( 0.64)%
                   316           $ 34,814          0.71%              --
  2002              --                 --            --             0.70%
                    --                 --            --             0.02%
                   387           $ 42,749          1.34%              --
  2001              --                 --            --             2.64%
                    --                 --            --             2.31%
                   396           $ 43,718          3.78%              --
EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------
  2005              --                 --            --             4.88%
                    --                 --            --             3.88%
                    26           $  2,846          0.44%              --
  2004              --                 --            --             7.93%
                    --                 --            --             7.74%
                     2           $    224          0.27%              --
EQ/PIMCO Real Return
----------------------------------------------------------------------------
  2005              --                 --            --           ( 0.09)%
                    --                 --            --           ( 0.72)%
                   149           $ 14,808          5.70%              --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Short Duration Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 100.36
         Highest contract charge 1.45% Class B (p)     $  99.72
         All contract charges                                --
EQ/Small Company Index
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 145.04
         Highest contract charge 1.45% Class B (d)     $ 139.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 139.82
         Highest contract charge 1.45% Class B (d)     $ 135.75
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 119.41
         Highest contract charge 1.45% Class B (d)     $ 117.06
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  82.28
         Highest contract charge 1.45% Class B (d)     $  81.43
         All contract charges                                --
EQ/TCW Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)      $ 115.29
         Highest contract charge 1.45% Class B (o)     $ 113.95
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (o)      $ 111.43
         Highest contract charge 1.45% Class B (o)     $ 111.19
         All contract charges                                --
EQ/UBS Growth and Income
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)      $ 118.70
         Highest contract charge 1.45% Class B (o)     $ 117.32
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (o)      $ 109.44
         Highest contract charge 1.45% Class B (o)     $ 109.21
         All contract charges                                --
EQ/Van Kampen Comstock
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 104.88
         Highest contract charge 1.45% Class B (p)     $ 104.21
         All contract charges                                --
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------
         Unit Value 0.50% to 2.75%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 178.13
         Highest contract charge 2.75% Class B         $ 225.55
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 134.82
         Highest contract charge 2.75% Class B         $ 171.42
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 109.56
         Highest contract charge 1.45% Class B         $ 123.57
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  70.62
         Highest contract charge 1.45% Class B         $  80.41
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- ------------
EQ/Short Duration Bond
--------------------------------------------------------------------------
  2005                                                            0.36%
                                                                ( 0.28)%
                    22           $  2,204          2.87%            --
EQ/Small Company Index
--------------------------------------------------------------------------
  2005              --                 --            --           3.73%
                    --                 --            --           2.75%
                   723           $101,473          6.20%            --
  2004              --                 --            --          17.08%
                    --                 --            --          15.97%
                   597           $ 81,729          4.69%            --
  2003              --                 --            --          45.13%
                    --                 --            --          43.76%
                   344           $ 40,364          0.42%            --
  2002              --                 --            --         (20.43)%
                    --                 --            --         (21.16)%
                    99           $  8,126          1.01%            --
EQ/TCW Equity
--------------------------------------------------------------------------
  2005              --                 --            --           3.47%
                    --                 --            --           2.48%
                    70           $  7,961            --             --
  2004              --                 --            --          12.32%
                    --                 --            --          12.12%
                     9           $    969            --             --
EQ/UBS Growth and Income
--------------------------------------------------------------------------
  2005              --                 --            --           8.46%
                    --                 --            --           7.43%
                    67           $  7,918          1.35%            --
  2004              --                 --            --          11.67%
                    --                 --            --          11.48%
                     1           $    220          2.62%            --
EQ/Van Kampen Comstock
--------------------------------------------------------------------------
  2005              --                 --            --           4.88%
                    --                 --            --           4.21%
                    64           $  6,674          2.03%            --
EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------
  2005              --                 --            --          32.12%
                    --                 --            --          31.57%
                 1,683           $250,448          4.75%            --
  2004              --                 --            --          23.06%
                    --                 --            --          22.47%
                 1,293           $146,341          0.68%            --
  2003              --                 --            --          55.14%
                    --                 --            --          53.67%
                 1,107           $101,661          0.84%            --
  2002              --                 --            --         ( 8.45)%
                    --                 --            --         ( 7.27)%
                 1,023           $ 60,620            --             --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Van Kampen Emerging Markets Equity (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B          $ 111.05
         Highest contract charge 1.45% Class B         $  86.72
         All contract charges                                --
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 124.44
         Highest contract charge 1.45% Class B (p)     $ 123.65
         All contract charges                                --
EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 119.72
         Highest contract charge 1.45% Class B (p)     $ 118.96
         All contract charges                                --
Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 109.94
         Highest contract charge 1.45% Class B (p)     $ 107.59
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 102.77
         Highest contract charge 1.45% Class B (l)     $ 101.55
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $  99.67
         Highest contract charge 1.45% Class B (l)     $  99.43
         All contract charges                                --
U.S. Real Estate -- Class II
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (I)      $ 168.35
         Highest contract charge 1.45% Class B (I)     $ 164.77
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 144.56
         Highest contract charge 1.45% Class B (l)     $ 143.20
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 107.04
         Highest contract charge 1.45% Class B (l)     $ 106.78
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Van Kampen Emerging Markets Equity (Continued)
---------------------------------------------------------------------------
  2001             --                  --            --           (6.01)%
                   --                  --            --           (6.53)%
                  966             $61,468            --              --
EQ/Van Kampen Mid Cap Growth
---------------------------------------------------------------------------
  2005             --                  --            --           24.44%
                   --                  --            --           23.65%
                   39             $ 4,864            --              --
EQ/Wells Fargo Montgomery Small Cap
---------------------------------------------------------------------------
  2005             --                  --            --           19.72%
                   --                  --            --           18.96%
                    5             $   547         11.63%             --
Laudus Rosenberg VIT Value Long/Short Equity
---------------------------------------------------------------------------
  2005             --                  --            --            6.97%
                   --                  --            --            5.95%
                   77             $ 8,297            --              --
  2004             --                  --            --            3.11%
                   --                  --            --            2.13%
                   16             $ 1,704            --              --
  2003             --                  --            --           (0.33)%
                   --                  --            --           (0.57)%
                    4             $   395            --              --
U.S. Real Estate -- Class II
---------------------------------------------------------------------------
  2005             --                  --            --           16.46%
                   --                  --            --           15.06%
                  567             $93,699          3.84%             --
  2004             --                  --            --           35.12%
                   --                  --            --           34.10%
                  356             $51,219          2.49%
  2003             --                  --            --            7.04%
                   --                  --            --            6.78%
                   23             $ 2,405            --              --

----------
(a) Units were made available for sale on October 22, 2001.
(b) A substitution of the EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation Portfolio for Alliance Investors occurred on May 18, 2001.
(c) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001.
(d) Units were made available for sale on January 14, 2002.
(e) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity occurred on July 12, 2002.
(f) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth occurred on July 12, 2002.
(g) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.
(h) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(i) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(j) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(k) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003.
(l) Units were made available on October 20, 2003.
(m) Units were made available on June 20, 2003.

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2005


7. Accumulation Unit Values (Concluded)


(n) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(o) Units were made available for sale on October 25, 2004.
(p) Units were made available on May 9, 2005.
(q) Units were made available on October 17, 2005.

* Expenses as percentage of average net assets (0.50%, 0.70%, 0.74%, 0.90%, 0.95%, 1.20%, 1.34%, 1.35%, 1.40% and 1.45% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-79

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2005 and December 31, 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005 and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, in 2004, AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 17, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.:

We have audited the accompanying consolidated statements of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission
(COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statements of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005 and 2004, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein Holding's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                                                                                   2005                 2004
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value................$    30,034.8        $    30,722.3
  Mortgage loans on real estate...............................................      3,233.9              3,131.9
  Equity real estate, held for the production of income.......................        658.2                643.2
  Policy loans................................................................      3,824.2              3,831.4
  Other equity investments....................................................      1,122.1              1,010.5
  Other invested assets.......................................................      1,290.9              1,053.3
                                                                              -----------------    -----------------
      Total investments.......................................................     40,164.1             40,392.6
Cash and cash equivalents.....................................................      1,112.1              1,739.6
Cash and securities segregated, at estimated fair value.......................      1,720.8              1,489.0
Broker-dealer related receivables.............................................      2,929.1              2,187.7
Deferred policy acquisition costs.............................................      7,557.3              6,813.9
Goodwill and other intangible assets, net.....................................      3,758.8              3,761.4
Amounts due from reinsurers...................................................      2,604.4              2,549.6
Loans to affiliates...........................................................        400.0                400.0
Other assets..................................................................      3,723.5              3,600.9
Separate Accounts' assets.....................................................     69,997.0             61,559.4
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    27,194.0        $    26,875.1
Future policy benefits and other policyholders liabilities..................       13,997.8             14,099.6
Broker-dealer related payables..............................................        1,226.9                945.9
Customers related payables..................................................        2,924.3              2,658.7
Amounts due to reinsurers...................................................        1,028.3                994.0
Short-term and long-term debt...............................................          855.4              1,255.5
Loans from affiliates.......................................................          325.0                   -
Income taxes payable........................................................        2,821.9              2,714.8
Other liabilities...........................................................        1,786.6              1,859.6
Separate Accounts' liabilities..............................................       69,997.0             61,559.4
Minority interest in equity of consolidated subsidiaries....................        2,096.4              2,040.4
Minority interest subject to redemption rights..............................          271.6                266.6
                                                                              -----------------    -----------------
      Total liabilities.....................................................      124,525.2            115,269.6
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        4,976.3              4,890.9
Retained earnings...........................................................        4,030.8              3,457.0
Accumulated other comprehensive income......................................          432.3                874.1
                                                                              -----------------    -----------------
Total shareholder's equity..................................................        9,441.9              9,224.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,889.3       $     1,595.4      $     1,376.7
Premiums......................................................          881.7               879.6              889.4
Net investment income.........................................        2,492.8             2,501.4            2,386.9
Investment gains (losses), net................................           55.4                65.0              (62.3)
Commissions, fees and other income............................        3,632.3             3,383.5            2,811.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,951.5             8,424.9            7,402.5
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,859.8             1,867.1            1,708.2
Interest credited to policyholders' account balances..........        1,065.5             1,038.1              969.7
Compensation and benefits.....................................        1,804.4             1,604.9            1,327.0
Commissions...................................................        1,128.7             1,017.3              991.9
Distribution plan payments....................................          292.0               374.2              370.6
Amortization of deferred sales commissions....................          132.0               177.4              208.6
Interest expense..............................................           76.3                76.8               82.3
Amortization of deferred policy acquisition costs.............          601.3               472.9              434.6
Capitalization of deferred policy acquisition costs...........       (1,199.4)           (1,015.9)            (990.7)
Rent expense..................................................          165.2               185.0              165.8
Amortization of other intangible assets.......................           23.6                22.9               21.9
AllianceBernstein charge for mutual fund matters
  and legal proceedings.......................................             -                   -               330.0
Other operating costs and expenses............................          957.1               930.0              832.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,906.5             6,750.7            6,452.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
    income taxes and minority interest........................        2,045.0             1,674.2              950.2
Income taxes..................................................         (519.5)             (396.3)            (240.5)
Minority interest in net income of consolidated subsidiaries..         (466.9)             (384.1)            (188.7)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        1,058.6               893.8              521.0
Earnings from discontinued operations, net of income taxes....           15.2                 7.9                3.4
Gain on sale of discontinued operations, net of income taxes..             -                 31.1                 -
Cumulative effect of accounting changes, net of
    income taxes..............................................             -                 (2.9)                -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $    1,073.8       $       929.9      $       524.4
                                                                =================  =================  =================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                         2005               2004               2003
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        4,890.9            4,848.2            4,812.8
Changes in capital in excess of par value.........................           85.4               42.7               35.4
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        4,976.3            4,890.9            4,848.2
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        3,457.0            3,027.1            2,902.7
Net earnings......................................................        1,073.8              929.9              524.4
Dividends on common stock.........................................         (500.0)            (500.0)            (400.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        4,030.8            3,457.0            3,027.1
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income, beginning of year.........          874.1              892.8              681.1
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...............          432.3              874.1              892.8
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year...........................  $     9,441.9       $    9,224.5       $    8,770.6
                                                                   =================   ================   ================

COMPREHENSIVE INCOME

Net earnings......................................................  $     1,073.8       $      929.9       $      524.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments....................................................         (441.8)             (31.1)             211.7
Cumulative effect of accounting changes...........................             -                12.4                 -
                                                                   -----------------   ----------------   ----------------
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..............................................  $       632.0       $      911.2       $      736.1
                                                                   =================   ================   ================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                       2005                2004               2003
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $     1,073.8       $      929.9       $       524.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.5            1,038.1               969.7
  Universal life and investment-type product
    policy fee income.........................................         (1,889.3)          (1,595.4)           (1,376.7)
  Net change in broker-dealer and customer related
    receivables/payables......................................           (347.4)             379.6                22.5
  Investment (gains) losses, net..............................            (55.4)             (65.0)               62.3
  Change in deferred policy acquisition costs.................           (598.1)            (543.0)             (556.1)
  Change in future policy benefits............................             64.4              129.3               (97.4)
  Change in property and equipment............................             (7.5)             (69.3)              (55.8)
  Change in income tax payable................................            340.5              349.6               246.3
  Change in accounts payable and accrued expenses.............             23.7              (27.4)              276.8
  Change in segregated cash and securities, net...............           (231.8)            (203.2)             (111.5)
  Minority interest in net income of consolidated subsidiaries            466.9              384.1               188.7
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            (42.6)             (61.0)               91.0
  Amortization of deferred sales commissions..................            132.0              177.4               208.6
  Amortization of other intangible assets, net................             23.6               22.9                21.9
  Other, net..................................................            (63.5)             197.0               272.6
                                                                 -----------------   -----------------  -----------------

Net cash used provided by operating activities................            (45.2)           1,043.6               687.3
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          2,926.2            3,341.9             4,216.4
  Sales.......................................................          2,432.9            2,983.6             4,818.2
  Purchases...................................................         (5,869.1)          (7,052.5)          (11,457.9)
  Change in short-term investments............................             13.8              (18.4)              610.7
  Purchase of minority interest in consolidated subsidiary ...               -              (410.7)                 -
  Other, net..................................................           (131.5)             169.7                89.3
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................           (627.7)            (986.4)           (1,723.3)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
   Deposits...................................................          3,816.8            4,029.4             5,639.1
   Withdrawals and transfers to Separate Accounts.............         (2,779.1)          (2,716.0)           (3,181.1)
  Net change in short-term financings.........................               -                  -                (22.1)
  Repayments of long-term.....................................           (400.0)                -                   -
  Increase in loans from affiliates...........................            325.0                 -                   -
  Shareholder dividends paid..................................           (500.0)            (500.0)             (400.0)
  Other, net..................................................           (417.3)            (130.1)             (270.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by financing activities.....................             45.4              683.3             1,765.5
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................           (627.5)             740.5               729.5
Cash and cash equivalents, beginning of year..................          1,739.6              999.1               269.6
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $     1,112.1       $    1,739.6       $       999.1
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                   (CONTINUED)

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       74.5       $        86.2      $        91.0
                                                                =================  =================  =================
  Income Taxes Paid (Refunded) ...............................   $      146.5       $       154.4      $       (45.7)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        In 2004, The Equitable Life Assurance Society of the United States was renamed AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). The Company's insurance business, which comprises the Insurance segment, is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by AllianceBernstein L.P. (formerly Alliance Capital Management L.P., and collectively with its consolidated subsidiaries ("AllianceBernstein")).

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in AllianceBernstein ("AllianceBernstein Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2 of Notes to Consolidated Financial Statements). In March and December 2004, the Company acquired a total of 10.7 million AllianceBernstein Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. The Company's consolidated economic interest in AllianceBernstein was 46.3% at December 31, 2005, and together with its ownership with other AXA Financial Group companies, the consolidated economic interests in AllianceBernstein was approximately 61.1%.

        In July 2004, AXA Financial completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial Group with additional scale in distribution, client base and assets under management.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been AXA Financial's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding AXA Financial common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into AXA Financial, resulting in AXA Financial Group becoming a wholly owned subsidiary of AXA.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2005," "2004" and "2003" refer to the years ended December 31, 2005, 2004 and 2003, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Financial. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2005 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See Note 8 of Notes to Consolidated Financial Statements.

        Equity real estate classified as held-for-sale is included in Discontinued Operations.

        Accounting Changes
        ------------------

        On May 19, 2004, the Financial Accounting Standards Board (the "FASB") approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. FSP No. 106-2 became effective for the first interim or annual period beginning after June 15, 2004 and required the effects of the MMA, including estimates of the Federal subsidy to employers whose plans provide a prescription drug benefit that is at least as valuable as (i.e., "actuarially equivalent" to) the new Medicare Part D benefit, to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. As more fully described in Note 13 of Notes to Consolidated Financial Statements, following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services, the Company completed its transition to FSP No. 106-2 in fourth quarter 2005 by reducing the accumulated benefits obligations of the Company's retiree medical plans as at January 1, 2005 to give effect to the subsidy expected to be received in 2006 and future years. These remeasurements resulted in an aggregate decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2005 and 2004, the Insurance Group's General Account held $5.8 million and $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). At December 31, 2005 and 2004, as reported in the consolidated balance sheet, these investments included $4.7 million and $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2005 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        As a result of its review, in second and third quarters of 2004, AllianceBernstein had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, AllianceBernstein sold this investment and accordingly, no longer consolidates this investment and its funds under management.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $403.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

        Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts,
        (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts,
        (c) liabilities related to group pension participating contracts, and
        (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On May 30, 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

        AXA Equitable accounts for its stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25 "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

        On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, the Company implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of the Company's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of the Company's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

        To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in the Company's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, the Company will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require the Company to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $13.7 million ($8.9 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Consolidated Statements of Earnings of the Company over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $7.5 million ($4.8 million after tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

        The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of the Company are described and/or disclosed on a pro-forma basis in Note 21 of Notes to Consolidated Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which the Company likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3, "Transitions Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

        Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), the Company expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 21 of Notes to Consolidated Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123 (R), beginning with awards granted in 2005, the Company modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154, "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

        On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the consolidated financial results of the Company.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2005 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Wind-up Annuities, Closed Block policyholders dividend obligation and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.88% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.88% net of product weighted average Separate Account fees) and 0% (-2.12% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 5 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2005, the average rate of assumed investment yields, excluding policy loans, was 6.8% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 9.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $91.2 million and $71.7 million at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, respectively, $1,043.9 million and $1,081.5 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Incurred benefits related to current year..........   $        35.6      $        35.0       $       33.8
       Incurred benefits related to prior years...........            50.3               12.8               (2.8)
                                                            -----------------  -----------------   -----------------
       Total Incurred Benefits............................   $        85.9      $        47.8       $       31.0
                                                            =================  =================   =================

       Benefits paid related to current year..............   $        14.8      $        12.9       $       12.1
       Benefits paid related to prior years...............            44.7               33.1               34.9
                                                            -----------------  -----------------   -----------------
       Total Benefits Paid................................   $        59.5      $        46.0       $       47.0
                                                            =================  =================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2005, participating policies, including those in the Closed Block, represent approximately 15.1% ($31.6 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2005, 2004 and 2003, investment results of such Separate Accounts were gains (losses) of $3,409.5 million, $2,191.4 million and $(466.2) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of AllianceBernstein, for certain retail, private client transactions and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of AllianceBernstein, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2005 and 2004, respectively, net deferred sales commissions totaled $196.6 million and $254.5 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2005 net balance for each of the next five years is $84.9 million, $52.4 million, $34.3 million, $18.8 million and $5.5 million.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year, and five-year periods ended December 31, 2005. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. AllianceBernstein's management considers the results of these analyses performed at various dates. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Other Accounting Policies
        -------------------------

        In accordance with SEC regulations, securities with a fair value of $1.72 billion and $1.49 billion have been segregated in a special reserve bank custody account at December 31, 2005 and 2004, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, less accumulated amortization and relates principally to the Bernstein acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment. Goodwill, less accumulated amortization related to the Bernstein acquisition and purchases of AllianceBernstein Units totaled $3.6 billion at December 31, 2005 and 2004, respectively.

        Intangible assets related to the Bernstein acquisition and purchases of AllianceBernstein Units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. The gross carrying amount of AllianceBernstein related intangible assets were $564.1 million at December 31, 2005 and 2004, respectively and the accumulated amortization of these intangible assets were $208.5 million and $185.0 million at December 31, 2005, 2004 and 2003, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $22.9 million and $21.9 million for 2005, 2004 and 2003, respectively.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software and evaluated for impairment each reporting period.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. The Company acquired 10.7 million of the former Bernstein shareholders' AllianceBernstein Units in 2004. The outstanding
        16.3 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price over the remaining four years ending in 2009. Generally, not more than 20% of the original AllianceBernstein Units issued to the former Bernstein shareholders may be put to AXA Financial in any one annual period.

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                              AMORTIZED          UNREALIZED         UNREALIZED         ESTIMATED
                                                 COST              GAINS              LOSSES           FAIR VALUE
                                            ---------------   -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)

       DECEMBER 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8      $      977.4       $      190.7      $   24,009.5
           Mortgage-backed...............         2,386.3               8.3               39.3           2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7              37.5                7.6           1,478.6
           States and political
             subdivisions................           193.4              19.1                 .3             212.2
           Foreign governments...........           238.2              40.9                 .1             279.0
           Redeemable preferred stock....         1,605.5             104.9               10.2           1,700.2
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    29,094.9      $    1,188.1       $      248.2      $   30,034.8
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $        45.7      $        2.1       $         .4      $       47.4
         Trading securities..............              .3                .9                 .1               1.1
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $        46.0      $        3.0       $         .5      $       48.5
                                            ================= =================  =================  ================

       December 31, 2004
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    22,285.8      $    1,684.3       $       45.3      $   23,924.8
           Mortgage-backed...............         3,472.4              47.7                9.7           3,510.4
           U.S. Treasury, government
             and agency securities.......           964.1              54.9                1.3           1,017.7
           States and political
             subdivisions................           187.1              20.6                 .8             206.9
           Foreign governments...........           245.1              47.2                 .1             292.2
           Redeemable preferred stock....         1,623.1             151.4                4.2           1,770.3
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    28,777.6      $    2,006.1       $       61.4      $   30,722.3
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $         1.0      $        1.2       $         .1      $        2.1
         Trading securities..............              .4               1.0                 .2               1.2
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $         1.4      $        2.2       $         .3      $        3.3
                                            ================= =================  =================  ================


        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $4,307.8 million and $4,138.7 million, respectively, had estimated fair values of $4,492.4 million and $4,446.0 million, respectively.

        The contractual maturity of bonds at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Due in one year or less................................................  $     1,285.2       $    1,300.1
       Due in years two through five..........................................        4,632.4            4,805.1
       Due in years six through ten...........................................       11,447.8           11,739.0
       Due after ten years....................................................        7,737.7            8,135.1
       Mortgage-backed securities.............................................        2,386.3            2,355.3
                                                                               -----------------   -----------------
       Total..................................................................  $    27,489.4       $   28,334.6
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,797 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                  GROSS                          GROSS                          GROSS
                                ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             ---------------  --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     6,386.3  $      146.9    $      815.4   $       43.8    $    7,201.7   $      190.7
     Mortgage-backed.......        1,735.9          27.4           299.3           11.9         2,035.2           39.3
     U.S. Treasury,
       government and
       agency securities...          676.4           6.2            61.9            1.4           738.3            7.6
     States and political
       subdivisions........           22.7            .3              -              -             22.7             .3
     Foreign governments...            1.4            -              5.8             .1             7.2             .1
     Redeemable
       preferred stock.....          396.5           8.9            16.9            1.3           413.4           10.2
                             -------------- --------------- -------------- --------------- -------------- ---------------

   Total Temporarily
     Impaired Securities ..  $     9,219.2  $      189.7    $    1,199.3   $       58.5    $   10,418.5   $      248.2
                             ============== =============== ============== =============== ============== ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $738.7 million or 2.5% of the $29,094.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2005, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $4.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments. The carrying values at December 31, 2005 and 2004 were $950.7 million and $891.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero and $17.6 million at December 31, 2005 and 2004, respectively. Gross interest income on these loans included in net investment income aggregated $0.7 million, $6.9 million and $7.8 million in 2005, 2004 and 2003, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.8 million, $8.5 million and $10.0 million in 2005, 2004 and 2003, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                  2005                  2004
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances.......   $        78.3        $        89.4
       Impaired mortgage loans without investment valuation allowances....             4.5                 10.7
                                                                            ------------------   -------------------
       Recorded investment in impaired mortgage loans.....................            82.8                100.1
       Investment valuation allowances....................................           (11.8)               (11.3)
                                                                            ------------------   -------------------
       Net Impaired Mortgage Loans........................................   $        71.0        $        88.8
                                                                            ==================   ===================

        During 2005, 2004 and 2003, respectively, the Company's average recorded investment in impaired mortgage loans was $91.2 million, $148.3 million and $180.9 million. Interest income recognized on these impaired mortgage loans totaled $8.9 million, $11.4 million and $12.3 million for 2005, 2004 and 2003, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $71.1 million and $79.2 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2005 and 2004, there was no equity real estate held-for-sale. For 2003, real estate of $2.8 million was acquired in satisfaction of debt; none was acquired in either 2005 or 2004. At December 31, 2005 and 2004, the Company owned $217.8 million and $218.8 million, respectively, of real estate acquired in satisfaction of debt of which zero and $2.2 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $227.2 million and $207.5 million at December 31, 2005 and 2004, respectively. Depreciation expense on real estate totaled $22.6 million, $20.8 million and $38.8 million for 2005, 2004 and 2003, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balances, beginning of year........................   $        11.3      $        20.5       $       55.0
       Additions charged to income........................             3.6                3.9               12.2
       Deductions for writedowns and
         asset dispositions...............................            (3.1)             (13.1)             (15.2)
       Deduction for transfer of real estate held-for-sale
         to real estate held for the production of income.              -                  -               (31.5)
                                                            -----------------  -----------------   -----------------
       Balances, End of Year..............................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================

       Balances, end of year comprise:
         Mortgage loans on real estate....................   $        11.8      $        11.3       $       18.8
         Equity real estate...............................              -                  -                 1.7
                                                            -----------------  -----------------   -----------------
       Total..............................................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,070.4 million and $1,008.2 million, respectively, at December 31, 2005 and 2004. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $157.2 million, $66.2 million and $(4.3) million, respectively, for 2005, 2004 and 2003.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 6 individual ventures at December 31, 2005 and 2004, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $        527.4      $       537.1
       Investments in securities, generally at estimated fair value...........           118.4              162.4
       Cash and cash equivalents..............................................            27.5               13.5
       Other assets...........................................................            18.6               23.0
                                                                               -----------------   -----------------
       Total Assets...........................................................  $        691.9      $       736.0
                                                                               =================   =================

       Borrowed funds - third party...........................................  $        282.7      $       254.3
       Other liabilities......................................................            12.4               17.4
                                                                               -----------------   -----------------
       Total liabilities......................................................           295.1              271.7
                                                                               -----------------   -----------------

       Partners' capital......................................................           396.8              464.3
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $        691.9      $       736.0
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $        135.6      $       168.8
                                                                               =================   =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Revenues of real estate joint ventures.............   $        98.2      $        95.2       $       95.6
         Net revenues of other limited partnership
           interests......................................             6.3               19.8               26.0
       Interest expense - third party.....................           (18.2)             (16.9)             (18.0)
       Other expenses.....................................           (62.2)             (64.0)             (61.7)
                                                            -----------------  -----------------   -----------------
       Net Earnings.......................................   $        24.1      $        34.1       $       41.9
                                                            =================  =================   =================

       The Company's Equity in Net Earnings of These
         Entities Included Above..........................   $        11.6      $        11.0       $        5.0
                                                            =================  =================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)
        The sources of net investment income follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $     1,858.7      $     1,879.5       $    1,792.6
       Mortgage loans on real estate......................           238.2              249.6              279.5
       Equity real estate.................................           126.4              124.8              136.9
       Other equity investments...........................            73.0               78.4               49.3
       Policy loans.......................................           248.8              251.0              260.1
       Short Term Investments                                        123.7               61.5               53.3
       Other investment income............................            37.0               30.5               13.5
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................         2,705.8            2,675.3            2,585.2

         Investment expenses..............................          (213.0)            (173.9)            (198.3)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $     2,492.8      $     2,501.4       $    2,386.9
                                                            =================  =================   =================

        Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $        11.1      $        26.3       $     (100.7)
       Mortgage loans on real estate......................            (2.2)                .2                1.3
       Equity real estate.................................             3.9               11.6               26.8
       Other equity investments...........................            30.7               24.4                2.0
       Other..............................................            11.9                2.5                8.3
                                                            -----------------  -----------------   -----------------
         Investment Gains (Losses), Net...................   $        55.4      $        65.0       $      (62.3)
                                                            =================  =================   =================

        Writedowns of fixed maturities amounted to $31.2 million, $36.4 million and $193.2 million for 2005, 2004 and 2003, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $1.7 million and zero, respectively, for 2005, $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

        For 2005, 2004 and 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,220.0 million, $2,908.3 million and $4,773.5 million. Gross gains of $53.2 million, $47.7 million and $105.1 million and gross losses of $31.1 million, $9.7 million and $39.5 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2005, 2004 and 2003 amounted to $(1,004.8) million, $0.8 million and $416.8 million, respectively.

        In 2005, 2004 and 2003, respectively, net unrealized holding gains (losses) on trading account equity securities of $6.0 million, $9.7 million and $2.1 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $120.0 million and $117.4 million and costs of $103.7 million and $107.2 million at December 31, 2005 and 2004, respectively.

        For 2005, 2004 and 2003, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $68.6 million, $70.4 million and $76.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       874.1      $       892.8       $      681.1
       Changes in unrealized investment gains (losses)....        (1,008.1)             (12.8)             440.8
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................           186.3               (1.5)             (53.0)
           DAC............................................           146.2               (2.5)             (65.7)
           Deferred income taxes..........................           233.8               (1.9)            (110.4)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

                                                                  2005                2004               2003
                                                            -----------------  ------------------- -----------------
                                                                                   (IN MILLIONS)

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       966.5      $     2,003.2       $    2,015.7
           Other equity investments.......................             1.7                1.2                1.5
           Other..........................................              -               (28.1)             (28.1)
                                                            -----------------  ------------------- -----------------
             Total........................................           968.2            1,976.3            1,989.1
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................           (89.4)            (275.7)            (274.2)
             DAC..........................................          (196.0)            (342.2)            (339.7)
             Deferred income taxes........................          (250.5)            (484.3)            (482.4)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       432.3      $       874.1       $      892.8
                                                            =================  =================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       432.3      $       874.1       $      892.8
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive Income.............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized gains (losses) on investments:
         Net unrealized gains arising during
           the period.....................................   $      (966.2)     $        69.4       $      416.6
         (Gains) losses reclassified into net earnings
           during the period..............................           (41.9)             (82.2)              24.2
                                                            -----------------  -----------------   -----------------
       Net unrealized gains on investments................        (1,008.1)             (12.8)             440.8
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           566.3               (5.9)            (229.1)
                                                            -----------------  -----------------   -----------------

       Change in unrealized (losses) gains, net of
           adjustments....................................          (441.8)             (18.7)             211.7
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive (Loss) Income............   $      (441.8)     $       (18.7)      $      211.7
                                                            =================  =================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block follows:

                                                                               DECEMBER 31,         December 31,
                                                                                   2005                 2004
                                                                             -----------------    -----------------
                                                                                         (IN MILLIONS)

      CLOSED BLOCK LIABILITIES:
      Future policy benefits, policyholders' account balances and other....  $     8,866.1        $     8,911.5
      Policyholder dividend obligation.....................................           73.7                264.3
      Other liabilities....................................................           28.6                 25.9
                                                                             -----------------    -----------------
      Total Closed Block liabilities.......................................        8,968.4              9,201.7
                                                                             -----------------    -----------------

      ASSETS DESIGNATED TO THE CLOSED BLOCK:
      Fixed maturities, available for sale, at estimated fair value
        (amortized cost of $5,761.5 and $5,488.6)..........................        5,908.7              5,823.2
      Mortgage loans on real estate........................................          930.3              1,098.8
      Policy loans.........................................................        1,284.4              1,322.5
      Cash and other invested assets.......................................           56.2                 37.1
      Other assets.........................................................          304.4                348.7
                                                                             -----------------    -----------------
      Total assets designated to the Closed Block..........................        8,484.0              8,630.3
                                                                             -----------------    -----------------

      Excess of Closed Block liabilities over assets designated to
         the Closed Block..................................................          484.4                571.4

      Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred income tax expense of $25.7 and $24.6 and policyholder dividend
           obligation of $73.7 and $264.3..................................           47.8                 45.7
                                                                             -----------------    -----------------

      Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities............................................  $       532.2        $       617.1
                                                                             =================    =================

        Closed Block revenues and expenses follow:

                                                                  2005               2004                 2003
                                                             ----------------  -----------------   --------------------
                                                                                    (IN MILLIONS)
      REVENUES:
      Premiums and other income............................   $      449.3      $       471.0       $      508.5
      Investment income (net of investment
         expenses of $0, $0.3, and $2.4)...................          525.9              554.8              559.2
      Investment gains (losses), net.......................            1.2               18.6              (35.7)
                                                             ----------------  -----------------   --------------------
      Total revenues.......................................          976.4            1,044.4            1,032.0
                                                             ----------------  -----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          842.5              883.8              924.5
      Other operating costs and expenses...................            3.4                3.5                4.0
                                                             ----------------  -----------------   --------------------
      Total benefits and other deductions..................          845.9              887.3              928.5
                                                             ----------------  -----------------   --------------------

      Net revenues before income taxes.....................          130.5              157.1              103.5
      Income tax expense...................................          (45.6)             (56.4)             (37.5)
                                                             ----------------  -----------------   --------------------
      Net Revenues.........................................   $       84.9      $       100.7       $       66.0
                                                             ================  =================   ====================

         Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Balance at beginning of year..........................................   $        264.3      $       242.1
       Unrealized investment (losses) gains...................................          (190.6)              22.2
                                                                               -----------------   -----------------
       Balance at End of Year ................................................  $         73.7      $       264.3
                                                                               =================   =================

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances...........  $         59.1      $        59.5
       Impaired mortgage loans without investment valuation allowances........             4.0                2.3
                                                                               -----------------   -----------------
       Recorded investment in impaired mortgage loans.........................            63.1               61.8
       Investment valuation allowances........................................            (7.1)              (4.2)
                                                                               -----------------   -----------------
       Net Impaired Mortgage Loans............................................  $         56.0      $        57.6
                                                                               =================   =================

        During 2005, 2004 and 2003, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $64.2 million and $51.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.1 million, $4.7 million and $2.7 million for 2005, 2004 and 2003, respectively.

        Valuation allowances amounted to $7.1 million and $4.0 million on mortgage loans on real estate at December 31, 2005 and 2004, respectively. Writedowns of fixed maturities amounted to $7.7 million, $10.8 million and $37.8 million for 2005, 2004 and 2003, respectively.

8)      WIND-UP ANNUITIES

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $796.9 and $643.6)..............................   $      823.5         $      702.1
       Equity real estate...................................................          197.5                190.1
       Mortgage loans on real estate........................................            6.7                 21.4
       Other invested assets................................................            3.2                  4.7
                                                                              ----------------     -----------------
         Total investments..................................................        1,030.9                918.3
       Cash and cash equivalents............................................             -                 150.2
       Other assets.........................................................           13.6                 33.3
                                                                              ----------------     -----------------
       Total Assets.........................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

       Policyholders liabilities............................................   $      817.2         $      844.6
       Allowance for future losses..........................................           60.1                132.7
       Other liabilities....................................................          167.2                124.5
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $18.4, $17.2 and $21.0)..............   $        70.0      $        68.5       $       70.6
       Investment (losses) gains, net.....................             (.3)               3.6                5.4
                                                            -----------------  -----------------   -----------------
       Total revenues.....................................            69.7               72.1               76.0
                                                            -----------------  -----------------   -----------------
       Benefits and other deductions......................            87.1              (99.4)              89.4
       (Losses charged) earnings credited to allowance
         for future losses................................           (17.4)             (27.3)             (13.4)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................              -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            23.2               12.0                5.2
       Income tax expense.................................            (8.0)              (4.1)              (1.8)
                                                            -----------------  -----------------   -----------------
       Earnings from Other
         Discontinued Operations..........................   $        15.2      $         7.9       $        3.4
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        During 2005, 2004 and 2003, Wind-up Annuities' average recorded investment in impaired mortgage loans was zero, $8.4 million and $16.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $1.0 million and $1.3 million for 2005, 2004 and 2003, respectively.

9)     GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

               o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

               o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

               o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

               o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2005:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance at January 1, 2003.........................   $       128.4      $       117.5       $      245.9
         Paid guarantee benefits..........................           (65.6)                -               (65.6)
         Other changes in reserve.........................             6.5              (31.9)             (25.4)
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2003.......................            69.3               85.6              154.9
         Paid guarantee benefits..........................           (46.8)                -               (46.8)
         Other changes in reserve.........................            45.1               32.0               77.1
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2004.......................            67.6              117.6              185.2
         Paid guarantee benefits..........................           (39.6)              (2.2)             (41.8)
         Other changes in reserve.........................            87.2               58.2              145.4
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2005.......................   $       115.2      $       173.6       $      288.8
                                                            =================  =================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                            -----------------

       Balance at January 1, 2003.........................   $        21.5
         Paid guarantee benefits..........................           (18.5)
         Other changes in reserve.........................            14.2
                                                            -----------------
       Balance at December 31, 2003.......................            17.2
         Paid guarantee benefits..........................           (12.9)
         Other changes in reserve.........................             6.0
                                                            -----------------
       Balance at December 31, 2004.......................            10.3
         Paid guarantee benefits..........................           (12.1)
         Other changes in reserve.........................            24.5
                                                            -----------------
       Balance at December 31, 2005.......................   $        22.7
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

        The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features currently in-force are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                   RETURN
                                                     OF
                                                   PREMIUM       RATCHET         ROLL-UP         COMBO           TOTAL
                                                -------------- -------------  --------------  -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)

       GMDB:
       -----
         Account values invested in:
            General Account..................   $    11,773    $     239       $     120      $      553     $    12,685
            Separate Accounts................   $    21,028    $   6,931       $   7,802      $   15,383     $    51,144
         Net amount at risk, gross...........   $       574    $     455       $   1,800      $       56     $     2,885
         Net amount at risk, net of amounts
           reinsured.........................   $       573    $     308       $   1,091      $       56     $     2,028
         Average attained age of
           contractholders...................          49.5         60.6            63.4            60.8            52.3
         Percentage of contractholders
           over age 70.......................           7.4%        22.2%           30.9%           21.0%           11.3%
         Range of contractually specified
            interest rates...................          N/A           N/A          3% - 6%        3% - 6%

       GMIB:
       -----
         Account values invested in:
            General Account..................          N/A           N/A       $       -      $      775     $       775
            Separate Accounts................          N/A           N/A       $   5,512      $   21,165     $    26,677
         Net amount at risk, gross...........          N/A           N/A       $     389      $        -     $       389
         Net amount at risk, net of amounts
           reinsured.........................          N/A           N/A       $      98      $        -     $        98
         Weighted average years remaining
           until annuitization...............          N/A           N/A             2.9             8.8             7.3
         Range of contractually specified
           interest rates....................          N/A           N/A          3% - 6%         3% - 6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,       December 31,
                                                                                       2005               2004
                                                                                  ----------------  ------------------
                                                                                             (IN MILLIONS)

       GMDB:
          Equity...............................................................    $   35,857        $    32,055
          Fixed income.........................................................         4,353              4,190
          Balanced.............................................................         9,121              5,337
          Other................................................................         1,813              1,551
                                                                                  ----------------  ------------------
          Total................................................................    $   51,144        $    43,133
                                                                                  ================  ==================

       GMIB:
          Equity...............................................................    $   17,540        $    14,325
          Fixed income.........................................................         2,608              2,425
          Balanced.............................................................         5,849              2,768
          Other................................................................           680                565
                                                                                  ----------------  ------------------
          Total................................................................    $   26,677        $    20,083
                                                                                  ================  ==================

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2005, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $29,290 million and $71 million, respectively, with the GMDB feature and $14,164 million and zero, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
           ------------------------------------------------------------------
           Guarantee
           ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:















                                                                  DIRECT           REINSURANCE
                                                                LIABILITY             CEDED                NET
                                                             -----------------   -----------------   -----------------
                                                                                  (IN MILLIONS)

       Balance at January 1, 2004.........................    $        37.4       $         -         $       37.4
         Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
         Other changes in reserve.........................              6.5               (4.4)                2.1
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2004.......................             20.5               (6.1)               14.4
          Other changes in reserve........................             14.3              (14.3)                 -
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2005.......................    $        34.8       $      (20.4)       $       14.4
                                                             =================   =================   =================

10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       Short-term debt:
       Current portion of long-term debt....................................   $      399.7         $      399.9
       Promissory note, 3.84% ..............................................          248.3                248.3
                                                                              ----------------     -----------------
       Total short-term debt................................................          648.0                648.2
                                                                              ----------------     -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015.....................................          199.8                199.8
                                                                              ----------------     -----------------
             Total AXA Equitable............................................          199.8                199.8
                                                                              ----------------     -----------------

       AllianceBernstein:
         Senior Notes, 5.625%, due 2006.....................................             -                 399.2
         Other..............................................................            7.6                  8.3
                                                                              ----------------     -----------------
             Total AllianceBernstein........................................            7.6                407.5
                                                                              ----------------     -----------------

       Total long-term debt.................................................          207.4                607.3
                                                                              ----------------     -----------------

       Total Short-term and Long-term Debt..................................   $      855.4         $    1,255.5
                                                                              ================     =================

        Short-term Debt
        ---------------

        AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

        On July 9, 2004, AXA and certain of its subsidiaries entered into a
        (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2006, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2005 and 2004, the Company had pledged real estate of $320.8 million and $307.1 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which AllianceBernstein may issue up to $600.0 million in senior debt securities. These AllianceBernstein notes mature in August 2006 and are redeemable at any time. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

        Since 1998, AllianceBernstein has had a $425.0 million commercial paper program. In September 2002, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for AllianceBernstein's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants at December 31, 2005. On February 17, 2006, Alliance Bernstein replaced the existing agreement with a new $800.0 million five-year revolving credit facility with substantially identical terms.

        At December 31, 2005, no borrowings were outstanding under AllianceBernstein's commercial paper program or revolving credit facilities.

        At December 31, 2005, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2005, no amounts were outstanding under the ECN program.

        Long-term Debt
        --------------

        At December 31, 2005, the Company was not in breach of any debt covenants.

        At December 31, 2005, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2006, $7.6 million for 2007, zero for 2008, 2009, 2010, and $200.0 million thereafter.

11)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Income tax expense:
         Current expense .................................   $       237.5      $       358.9       $      112.5
         Deferred expense.................................           282.0               37.4              128.0
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       715.8      $       586.0       $      332.6
       Minority interest..................................          (175.9)            (110.4)             (58.7)
       Separate Account investment activity...............           (87.2)             (63.3)             (29.1)
       Non-taxable investment income......................           (19.7)             (22.6)             (20.8)
       Non-deductible penalty.............................             1.1                 -                14.8
       Adjustment of tax audit reserves...................            11.1                7.7               (9.9)
       Non-deductible goodwill and other intangibles......             2.8                2.7                 -
       State income taxes.................................            28.3                 -                  -
       AllianceBernstein Federal and foreign taxes........            41.4                 -                  -
       Other..............................................             1.8               (3.8)              11.6
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2005                  December 31, 2004
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $        -       $      285.3      $        -       $      213.9
       Reserves and reinsurance...............         929.2                -             945.1                -
       DAC....................................            -            2,200.6               -            2,026.8
       Unrealized investment gains............            -              250.7               -              483.7
       Investments............................            -              739.5               -              557.9
       Other..................................         107.2                -                -               41.9
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,036.4      $    3,476.1      $     945.1      $    3,324.2
                                                ===============  ===============   ===============  ================

        In 2003, the IRS commenced an examination of the AXA Financial Group's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. While that audit process is not yet complete, the IRS began an examination of AXA Financial Group's consolidated 2002 and 2003 returns during 2005. Management believes these audits will have no material adverse effect on the Company's consolidated results of operations or financial position.

12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis. Through October 2005, the Insurance Group retained mortality risk up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. In November 2005, the Insurance Group increased the retention on single life policies to $25 million and on second to die policies to $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2005, the Company had reinsured in the aggregate approximately 29.7% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.8% of its current liability exposure resulting from the GMIB feature. See Note 9 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2005 and 2004 were $132.6 million and $90.0 million, respectively. The increase (decrease) in estimated fair value was $42.6 million, $61.0 million and $(91.0) million for 2005, 2004 and 2003, respectively.

        At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $2.60 billion and $2.55 billion. Reinsurance payables related to insurance contracts totaling $39.7 million and $35.5 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $288.4 million and $381.1 million at December 31, 2005 and 2004, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2005 and 2004 were $624.6 million and $653.0 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Direct premiums....................................   $       901.0      $       828.9       $      913.8
       Reinsurance assumed................................           170.1              191.2              153.2
       Reinsurance ceded..................................          (189.4)            (140.5)            (177.6)
                                                            -----------------  -----------------   -----------------
       Premiums...........................................   $       881.7      $       879.6       $      889.4
                                                            =================  =================   =================

       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $       169.3      $       134.8       $      100.3
                                                            =================  =================   =================
       Policyholders' Benefits Ceded......................   $       300.2      $       361.0       $      390.9
                                                            =================  =================   =================
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $        50.9      $        50.2       $       49.7
                                                            =================  =================   =================


13)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula or, for certain participants, years of service and final average earnings, if greater, under certain grandfathering rules in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $78.7 million in 2005. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for the year ended 2006.

        Components of net periodic pension expense follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Service cost.......................................   $        36.0      $        34.6       $       31.8
       Interest cost on projected benefit obligations.....           123.7              121.9              122.6
       Expected return on assets..........................          (173.7)            (170.9)            (173.9)
       Net amortization and deferrals.....................            78.8               64.7               53.4
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        64.8      $        50.3       $       33.9
                                                            =================  =================   =================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Benefit obligations, beginning of year.................................  $     2,212.0       $    2,013.3
       Service cost...........................................................           30.0               28.6
       Interest cost..........................................................          123.7              121.9
       Actuarial losses ......................................................          128.7              184.0
       Benefits paid..........................................................         (128.9)            (135.8)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,365.5       $    2,212.0
                                                                               =================   =================

        The change in plan assets and the funded status of the pension plans was as follows:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2005               2004
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

       Plan assets at fair value, beginning of year.............................. $    2,126.7       $     2,015.1
       Actual return on plan assets..............................................        208.9               243.9
       Contributions.............................................................         78.5                11.4
       Benefits paid and fees....................................................       (135.6)             (143.7)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,278.5             2,126.7
       Projected benefit obligations.............................................      2,365.5             2,212.0
                                                                                  ----------------  -----------------
       (Underfunding) excess of plan assets over projected benefit obligations...        (87.0)              (85.3)
       Unrecognized prior service cost...........................................        (24.4)              (29.8)
       Unrecognized net loss from past experience different
         from that assumed.......................................................        957.3               947.5
       Unrecognized net asset at transition......................................         (1.0)               (1.3)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      844.9       $       831.1
                                                                                  ================  =================

        The prepaid pension costs for pension plans with projected benefit obligations in excess of plan assets were $868.3 million and $852.4 million and the accrued liabilities for pension plans with accumulated benefit obligations in excess of plan assets were $23.4 million and $21.3 million at December 31, 2005 and 2004, respectively.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              DECEMBER 31,
                                                         ------------------------------------------------------------
                                                                   2005                             2004
                                                         --------------------------------  --------------------------
                                                                                 (IN MILLIONS)
                                                                ESTIMATED                       Estimated
                                                                FAIR VALUE           %          Fair Value      %
                                                         ------------------------- ------  ------------------ ------

       Corporate and government debt securities........    $       452.3           19.9    $      450.1       21.2
       Equity securities...............................          1,526.5           67.0         1,468.0       69.0
       Equity real estate .............................            221.8            9.7           192.8        9.1
       Short-term investments..........................             77.9            3.4            14.9         .7
       Other...........................................               -               -              .9          -
                                                         -------------------------         ------------------
       Total Plan Assets...............................    $     2,278.5                   $    2,126.7
                                                         =========================         ==================

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2005 and 2004 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2005, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.25% disclosed below as having been used to measure the benefits obligation at December 31, 2005 represents the blended or level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. This methodology is a refinement from that used at December 31, 2004 and years prior thereto for purpose of measuring the benefits obligation, for which the assumed discount rate was estimated by benchmarking off of a published long-term bond index determined to be consistent with the timing and amount of expected benefit payments. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2005 and 2004.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2005               2004
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.25%              5.75%
         Periodic cost....................................................        5.75%              6.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              5.75%
       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        The aggregate accumulated benefit obligation and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $66.9 million and $47.9 million at December 31, 2005 and $59.3 million and $40.7 million at December 31, 2004, respectively. The accumulated benefit obligation for all defined benefit pension plans was $2,289.9 million and $ 2,072.6 million at December 31, 2005 and 2004, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was $2,365.5 million at December 31, 2005 and $2,212.0 million at December 31, 2004.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $21.7 million, $23.2 million and $24.5 million for 2005, 2004 and 2003, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2006, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2005 and include benefits attributable to estimated future employee service.


                                              Pension Benefits
                                            --------------------
                                               (In Millions)

                  2006......................$      158.2
                  2007......................       169.1
                  2008......................       169.4
                  2009......................       172.5
                  2010......................       174.2
                 Years 2011-2015............       889.8

       The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. In 2005, following the issuance of regulations, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million is accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $186.2 million, $146.7 million and $124.2 million for 2005, 2004 and 2003, respectively (including $29.1 million, $61.3 million and $85.1 million for 2005, 2004 and 2003, respectively, relating to the Bernstein deferred compensation plan).

14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives
        -----------

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate floors and interest rate swaps. In addition, the Company periodically enters into futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2005, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2005 and 2004, respectively the outstanding notional amount of interest rate floors was $24.0 billion and $12.0 billion. For 2005 and 2004, respectively, net unrealized losses of $3.7 million and $3.9 million were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

        The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $29,290 million at December 31, 2005 and, in 2004, initiated a similar program to hedge certain risks associated with the GMIB feature of certain annuity products with a total account value of $14,164 million at December 31, 2005. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. AXA Financial Group retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2005, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and

        NASDAQ 100 indices, having aggregate notional totals of $1,848.0 million and initial margin requirements of $99.4 million. Contracts are net settled daily. At December 31, 2005, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having aggregate notional totals $286.6 million and initial margin requirements of $5.0 million. Contracts are net settled daily. For 2005 and 2004, net realized gains (losses) of $(140.9) million and $(63.1) million and net unrealized gains (losses) of $59.2 million and (20.6) million were recognized from futures contracts utilized in this program and were partially offset by similar declines in the GMDB and GMIB reserve. AXA Equitable is exposed to equity market fluctuations through investments in its variable annuity Separate Accounts. In 2005, AXA Equitable initiated a program utilizing exchange traded equity futures designed to minimize such risk. At December 31, 2005, AXA Equitable had open exchange-traded futures positions with an aggregate notional amount of $73.3 million and an initial margin requirement of $4.0 million.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2005 and 2004 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Notional Amount by Derivative Type:
          Options:
              Floors..........................................................  $    24,000         $   12,000
              Exchange traded U.S. Treasuries and equity index futures........        2,208              1,113
                                                                               -----------------   -----------------
          Total...............................................................  $    26,208         $   13,113
                                                                               =================   =================

        At December 31, 2005 and 2004 and during the years then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2005, 2004 and 2003 were reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2005, 2004 and 2003, respectively, investment results on derivative positions, principally in Net investment income, included gross gains of $84.2 million, $26.2 million and $0.6 million and gross losses of $169.7 million, $114.2 million and $42.6 million that were recognized.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2005 and 2004.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2005                                2004
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Consolidated:
       -------------
       Mortgage loans on real estate..........   $    3,233.9     $     3,329.0     $    3,131.9     $     3,321.4
       Other limited partnership interests....          937.3             937.3            891.0             891.0
       Policy loans...........................        3,824.2           4,245.6          3,831.4           4,358.2
       Policyholders liabilities:
         Investment contracts.................       18,021.0          18,289.1         17,755.5          18,175.5
       Long-term debt.........................          207.4             240.2            607.3             665.9

       Closed Block:
       -------------
       Mortgage loans on real estate..........   $      930.3     $       957.7     $    1,098.8     $     1,162.9
       Other equity investments...............            3.3               3.3              3.8               3.8
       Policy loans...........................        1,284.4           1,454.1          1,322.5           1,535.4
       SCNILC liability.......................           11.4              11.6             13.1              13.1

       Wind-up Annuities:
       ------------------
       Mortgage loans on real estate..........   $        6.7     $         7.1     $       21.4     $        23.1
       Other equity investments...............            3.1               3.1              4.4               4.4
       Guaranteed interest contracts..........            6.5               6.4              6.8               6.8
       Long-term debt.........................          101.7             101.7            101.7             101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2005, these arrangements included commitments by the Company to provide equity financing of $465.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $60.5 million of undrawn letters of credit related to reinsurance at December 31, 2005. AXA Equitable had $46.9 million in commitments under existing mortgage loan agreements at December 31, 2005.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2005, AllianceBernstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable,and AXA Life, like other life and health insurers, from time to time are involved in such litigations.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of subaccount transfers, and
        (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and AXA Financial from the amended complaint, and dismissed the conversion claims in June 2001. In July 2004, the court dismissed EMERALD's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, EMERALD filed an amended complaint and AXA Equitable filed a partial motion to dismiss the amended complaint, which was granted. In September 2004, the Court granted EMERALD's motion to dismiss several affirmative defenses asserted by AXA Equitable. In December 2005, the Court granted summary judgment on liability with respect to three of EMERALD's causes of action. In January 2006, AXA Equitable filed a motion for reconsideration. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced a separate action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. Defendants' counterclaims, filed in March 2002, allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. In September 2004, the court granted AXA Equitable's motion to dismiss this action and retained jurisdiction over EMERALD's counterclaims in the action.

        In January 2004, DH2, Inc., an entity related to Emerald Investments LP filed a lawsuit in the United States District Court for the Northern District of Illinois against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In July 2004, DH2 filed an amended complaint adding the individual trustees of EQAT as defendants. In March 2005, the Court granted all defendants' motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. In April 2005, DH2 filed a second amended complaint, which alleges claims substantially similar to those included in the original amended complaint. In December 2005, the court granted in part and denied in part, defendant's motion to dismiss the second amended complaint.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing. In April 2005, the Court denied the cross motions for summary judgment without prejudice. In July 2005, the parties refiled cross motions for summary judgment, and an evidentiary hearing was held in August 2005 on one of the claims.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life". The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In March 2004, the District

        Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy". In May 2005, the Court granted AXA Equitable's motion for summary judgment and dismissed the remaining claim of violation of ERISA. In May 2005, the plaintiffs filed an appeal to the 7th Circuit Court of Appeals.

        In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders holding approximately 3.6 million shares of MONY common stock who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder.

        The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint, which is pending.

        ALLIANCE LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein. The principal allegations of the Enron Complaint, as they pertain to AllianceBernstein, are that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, a director of Enron, who was at that time an employee of AllianceBernstein and a director of the general partner of AllianceBernstein (the "General Partner"), signed the registration statement at issue. Plaintiffs therefore assert that AllianceBernstein is itself liable for the allegedly misleading registration statement. Plaintiffs seek rescission or a rescissionary measure of damages. In June 2002, AllianceBernstein moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to AllianceBernstein, was filed. AllianceBernstein filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, AllianceBernstein filed its opposition to class certification. AllianceBernstein's motion is pending. The case is currently in discovery.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Alfred Harrison (a former director) and the AllianceBernstein Premier Growth Fund (now known as the AllianceBernstein Large Cap Growth Fund "Large Cap Growth Fund") alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Large Cap Growth Fund's losses as a result of Large Cap Growth Fund's investment in shares of Enron and a recovery of all fees paid by Large Cap Growth Fund to AllianceBernstein beginning November 1, 2000. In March 2003, the court granted AllianceBernstein's motion to transfer the JAFFE COMPLAINT to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The AMENDED JAFFE COMPLAINT alleges violations of Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the AMENDED JAFFE COMPLAINT alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Large Cap Growth Fund by causing Large Cap Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Large Cap Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the AMENDED JAFFE COMPLAINT. In May 2005, the court granted defendant's motion and dismissed the case on the ground that plaintiff failed to make a demand on the Large Cap Growth Fund's Board of Directors ("LCG Board") pursuant to Rule 23.1 of the Federal Rules of Civil Procedure. Plaintiff's time to file an appeal has expired. In June 2005, plaintiff made a demand on the LCG Board, requesting that the LCG Board take action against AllianceBernstein for the reasons set forth in the AMENDED JAFFE COMPLAINT. In December 2005, the LCG Board rejected plaintiff's demand.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Large Cap Growth Fund and individual directors and certain officers of Large Cap Growth Fund. In August 2003, the court granted AllianceBernstein's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("AMENDED GOGGINS COMPLAINT") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Large Cap Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the AMENDED GOGGINS COMPLAINT alleges that the Large Cap Growth Fund's investment in Enron was inconsistent with the Large Cap Growth Fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissionary relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Large Cap Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, AllianceBernstein moved to dismiss the AMENDED GOGGINS COMPLAINT. In December 2004, the court granted AllianceBernstein's motion and dismissed the case. In January 2005, plaintiffs appealed the court's decision. In January 2006, the U.S. Court of Appeals for the Third Circuit affirmed the dismissal. Plaintiffs' time to seek further review of the court's decision expires on April 13, 2006.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, Illinois against AllianceBernstein. Plaintiff, purportedly a shareholder in the Large Cap Growth Fund, alleged that AllianceBernstein breached unidentified provisions of Large Cap Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Large Cap Growth Fund's portfolio must be a "1-rated" stock, the highest rating that AllianceBernstein's research analysts could assign. Plaintiff alleges that AllianceBernstein impermissibly purchased shares of stocks that were not 1-rated. In June 2004, plaintiff filed an amended complaint ("AMENDED ERB COMPLAINT") in the Circuit Court of St. Clair County, Illinois. The AMENDED ERB COMPLAINT allegations are substantially similar to those contained in the previous complaint, however, the AMENDED ERB COMPLAINT adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by AllianceBernstein's Large Cap Growth Team. The AMENDED ERB COMPLAINT alleges that AllianceBernstein breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks AllianceBernstein made for Large Cap Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, AllianceBernstein removed the ERB action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, AllianceBernstein filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss AllianceBernstein's appeal. In September 2005, AllianceBernstein's appeal was denied.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, the U.S. Funds, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The HINDO COMPLAINT alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the HINDO COMPLAINT were filed in various Federal and state courts against AllianceBernstein and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974,as amended ("ERISA"), certain state securities statutes and common law. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

        In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance (the "NYAG AoD"). The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between AllianceBernstein and the U.S. Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by AllianceBernstein. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits. All of these lawsuits seek an unspecified amount of damages.

        In February 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from the Office of the State Auditor, Securities Commission, for the State of West Virginia ("WV Securities Commissioner") (subpoena and request together, the "Information Requests"). Both Information Requests required AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in its sponsored mutual funds. AllianceBernstein responded to the Information Requests and has been cooperating fully with the investigation.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("Wvag Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG COMPLAINT was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG COMPLAINT makes factual allegations generally similar to those in the HINDO COMPLAINT. In May 2005, defendants removed the WVAG COMPLAINT to the U.S. District Court for the Northern District of West Virginia. In July 2005, plaintiff moved to remand. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In January 2006, AllianceBernstein, AllianceBernstein Holding and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief.

        AXA Financial, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the AllianceBernstein Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. AXA Financial is named as a defendant in the mutual fund complaint and the ERISA complaint. As previously disclosed, AllianceBernstein recorded charges to income totaling $330 million during the second half of 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2005, AllianceBernstein paid $8 million related to market timing and has cumulatively paid $310 million related to these matters (excluding the WVAG COMPLAINT-related expenses).

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("AUCOIN COMPLAINT") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The AUCOIN COMPLAINT names the U.S. Funds as nominal defendants. The AUCOIN COMPLAINT was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The AUCOIN COMPLAINT alleges, among other things,
        (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The AUCOIN COMPLAINT asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the AUCOIN COMPLAINT were filed against AllianceBernstein and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of U.S. Funds.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "AUCOIN CONSOLIDATED AMENDED COMPLAINT") that asserts claims substantially similar to the AUCOIN COMPLAINT and the nine additional lawsuits referenced above. In October 2005, the District Court dismissed each of the claims set forth in the AUCOIN CONSOLIDATED AMENDED COMPLAINT, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. Plaintiffs have moved for leave to amend their consolidated complaint.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2006 and the four successive years are $160.6 million, $153.3 million, $145.1 million, $130.9 million, $126.4 million and $647.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2006 and the four successive years is $5.4 million, $3.8 million, $3.1 million, $2.5 million, $2.5 million and $15.8 million thereafter.

        At December 31, 2005, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2006 and the four successive years is $104.1 million, $105.4 million, $113.8 million, $112.6 million, $112.6 million and $997.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2006 and the four successive years are $0.5 million, $0.5 million, $0.3 million and $0.2 million.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $511.1 million during 2006. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2005, 2004 and 2003, the Insurance Group statutory net income totaled $780.4 million, $571.4 million and $549.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,241.7 million and $5,201.5 million at December 31, 2005 and 2004, respectively. In 2005, 2004 and 2003, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $500.0 million and $400.0 million.

        At December 31, 2005, the Insurance Group, in accordance with various government and state regulations, had $27.5 million of securities deposited with such government or state agencies.

        At December 31, 2005 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $       779.6      $       196.8       $       43.4
       Change in AVR......................................           260.6              528.1              152.2
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,040.2              724.9              195.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................           (51.9)            (398.8)            (245.7)
         DAC..............................................           598.0              529.2              556.1
         Deferred income taxes............................           227.6              122.5               30.9
         Valuation of investments.........................            40.0               10.1               39.6
         Valuation of investment subsidiary...............        (1,278.3)            (460.3)            (321.6)
         Change in fair value of guaranteed minimum
            income benefit reinsurance contracts..........            42.6               61.0              (91.0)
         Shareholder dividends paid.......................           500.0              500.0              400.0
         Changes in non-admitted assets...................              .5              (74.7)             (35.1)
         Other, net.......................................           (75.8)             (98.9)              (2.1)
         GAAP adjustments for Wind-up Annuities...........            30.9               14.9               (2.3)
                                                            -----------------  -----------------   -----------------
       Net Earnings of the Insurance Group................   $     1,073.8      $       929.9       $      524.4
                                                            =================  =================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2005               2004                2003
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)

       Statutory surplus and capital stock................   $     5,111.1      $     4,331.5       $    4,134.7
       AVR................................................         1,130.6              870.0              341.9
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         6,241.7            5,201.5            4,476.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................        (1,934.0)          (1,882.1)          (1,483.3)
         DAC..............................................         7,557.3            6,813.9            6,290.4
         Deferred income taxes............................        (1,294.6)          (1,770.4)          (1,729.8)
         Valuation of investments.........................         1,281.6            2,237.6            2,196.3
         Valuation of investment subsidiary...............        (3,251.6)          (1,973.3)          (1,513.0)
         Fair value of guaranteed minimum income
            benefit reinsurance contracts.................           132.6               90.0               29.0
         Non-admitted assets..............................         1,056.0            1,055.5            1,130.2
         Issuance of surplus notes........................          (524.8)            (599.7)            (599.6)
         Other, net.......................................           258.3              147.9               77.7
         GAAP adjustments for Wind-up Annuities...........           (80.6)             (96.4)            (103.9)
                                                            -----------------  -----------------   ------------------
       Equity of the Insurance Group......................   $     9,441.9      $     9,224.5       $    8,770.6
                                                            =================  =================   ==================


19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment is principally comprised of the investment management business of AllianceBernstein. AllianceBernstein provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds, mutual funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $123.7 million, $118.4 million and $103.0 million for 2005, 2004 and 2003, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     5,771.2      $      5,447.7     $     4,734.4
       Investment Services................................         3,265.0             3,031.5           2,738.5
       Consolidation/elimination..........................           (84.7)              (82.8)            (70.4)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     8,951.5      $      8,396.4     $     7,402.5
                                                            =================  =================  ==================

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $     1,120.8      $        946.3     $       631.6
       Investment Services................................           924.2               728.8             318.6
       Consolidation/elimination..........................              -                  (.9)               -
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,045.0      $      1,674.2     $       950.2
                                                            =================  =================  ==================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   118,803.7      $    110,141.1     $    98,822.1
       Investment Services................................        15,161.4            14,326.3          15,410.1
       Consolidation/elimination..........................             2.0                26.7              33.1
                                                            -----------------  -----------------  ------------------
       Total Assets.......................................   $   133,967.1      $    124,494.1     $   114,265.3
                                                            =================  =================  ==================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2005 and 2004 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2005
       ----
       Total Revenues................   $     2,212.5      $     2,224.2       $    2,151.4         $    2,363.4
                                       =================  =================   ==================   ==================

       Earnings from Continuing
         Operations..................   $       265.1      $       278.5       $      281.6         $      233.4
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

       2004
       ----
       Total Revenues................   $     2,131.8      $     2,027.0       $    2,100.4         $    2,165.7
                                       =================  =================   ==================   ==================

       Earnings from
         Continuing Operations.......   $       227.4      $       269.3       $      204.6         $      192.5
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       226.6      $       270.5       $      220.2         $      212.6
                                       =================  =================   ==================   ==================



21)     ACCOUNTING FOR SHARE-BASED COMPENSATION

        AXA Financial sponsors a stock incentive plan for employees of AXA Equitable. AllianceBernstein sponsors its own stock option plans for certain employees.

        In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001. The Company recorded an increase in the Stock Appreciation Rights liability of $31.2 million, $14.3 million and $12.0 million for 2005, 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2005, 2004 and 2003. At December 31, 2005, the Stock Appreciation Rights liability was $50.9 million.

        The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Accordingly, no compensation expense for employee stock option awards is recognized in the consolidated statements of earnings for the years 2005, 2004, and 2003, respectively, as all are for a fixed number of shares and their exercise price equals the market value of the underlying shares on the date of grant. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by AXA Financial Group under the fair-value-based method of SFAS No. 123.

                                                                  2005               2004                 2003
                                                            -----------------  -----------------   -------------------
                                                                                  (IN MILLIONS)

       Net income, as reported............................   $     1,073.8      $       929.9       $      524.4
       Less: total stock-based employee compensation
          expense determined under fair value method for
          all awards, net of income tax benefit...........           (23.2)             (21.4)             (35.8)
                                                            -----------------  -----------------   -------------------
       Pro Forma Net Earnings.............................   $     1,050.6      $       908.5       $      488.6
                                                            =================  =================   ===================

        For purpose of preparing the SFAS 123 pro-forma disclosures above, the Black-Scholes-Merton formula was used by the Company to estimate the fair values of the option awards. Shown below are the relevant input assumptions used to derive those values. For the 2005 awards of options to purchase AXA ordinary shares and AXA ADRs, implied volatilities were considered in determining the stock price volatility assumption and the expected dividend was calculated as a yield. With respect to the valuation of options to purchase AXA ADRs, these methodologies each constitute a change in accounting estimate. The assumptions applied in previous years primarily considered historical realized stock price volatility and defined the expected dividend as an annual amount. These changes are consistent with the fair value measurement objectives of SFAS Nos. 123 and 123(R) and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS 123(R).

                                         AXA              AXA Financial            AllianceBernstein
                                     ----------- -----------------------------  ------------------------
                                        2005       2005       2004       2003     2005     2004   2003
                                     ----------- ---------- ---------- -------  -------- ------- -------

       Dividend yield..............     3.15%      3.01%      2.24%     2.48%     6.2%     3.5%   6.1%

       Expected volatility.........      25%        25%        43%       46%       31%      32%    32%

       Risk-free interest rate.....     3.09%      4.27%      2.86%     2.72%     3.7%     4.0%   3.0%

       Expected life in years......       5          5          5         5        3        5       5

       Weighted average fair
         value per option at
         grant date................     $4.30      $4.85      $6.94     $4.39     $7.04    $8.00  $5.96


        A summary of the activity in the option shares of AXA Financial and AllianceBernstein's option plans follows, including information about options outstanding and exercisable at December 31, 2005. In addition to the activity presented below, approximately 3.5 million options to purchase AXA ordinary shares were granted on March 29, 2005 under the Stock Option Plan at an exercise price of 20.87 euros. These awards have a contractual life of 10 years; none are exercisable at December 31, 2005.

                                                       AXA FINANCIAL                      ALLIANCEBERNSTEIN
                                             -----------------------------------   ---------------------------------
                                                                   WEIGHTED                            WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS         EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             ------------------ ----------------   --------------- -----------------

       Balance at January 1, 2003.......          35.3              $25.14              16.4           $34.92
         Granted........................           9.1              $12.60                .1           $35.01
         Exercised......................          (1.7)              $7.85              (1.2)          $17.26
         Forfeited......................          (1.8)             $25.16              (1.5)          $43.27
                                             ------------------                    ---------------

       Balance at December 31, 2003.....          40.9              $23.04              13.8           $35.55
         Granted........................           7.2              $20.66                .1           $33.00
         Exercised......................          (2.5)             $14.82              (2.5)          $18.43
         Forfeited......................          (1.6)             $23.74              (1.8)          $46.96
                                             ------------------                    ---------------

       Balance at December 31, 2004.....          44.0              $23.03               9.6           $37.82
         Granted........................           1.8              $26.77                -            $45.45
         Exercised......................          (5.7)             $15.58              (1.7)          $24.13
         Forfeited......................          (1.5)             $29.22               (.4)          $47.10
                                             ------------------                    ---------------

       Balance at December 31, 2005 ....          38.6              $24.06               7.5           $40.45
                                             ==================                    ===============

        (1)  The 2005 AllianceBernstein grants totalled 17,604 Units.

        Information about options outstanding and exercisable at December 31, 2005 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                              --------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
             RANGE OF              NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
             EXERCISE           OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
              PRICES           (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
       --------------------   ----------------- ---------------- ---------------   ------------------   ----------------

             AXA ADRs
       --------------------
         $ 6.33 - $ 8.97               .1               .61           $ 8.13               .1                $ 8.13
         $10.13 - $15.12              7.4              6.45           $12.67              4.3                $12.79
         $15.91 - $22.84             12.3              6.63           $19.62              8.0                $19.06
         $25.96 - $32.86             14.5              3.57           $30.16             12.1                $30.64
         $35.85                       4.3              3.43           $35.85              4.3                $35.85
                              -----------------                                    ------------------
         $  6.33 - $35.85            38.6              5.08           $24.06             28.8                $24.06
                              =================                                    ==================

         AllianceBernstein
           Holding Units
       --------------------
       $12.56 - $18.47                .6               1.59           $16.28               .6                $16.28
       $25.63 - $30.25               1.2               3.54           $28.61              1.2                $28.62
       $32.52 - $48.50               2.8               5.96           $39.62              2.0                $41.85
       $50.15 - $50.56               1.6               5.92           $50.25              1.3                $50.25
       $51.10 - $58.50               1.3               4.95           $53.77              1.3                $53.77
                              -----------------                                    ------------------
       $12.56 - $58.50               7.5               5.02           $40.45              6.4                $40.79
                              =================                                    ==================

        The Company's ownership interest in AllianceBernstein will continue to be reduced upon the exercise of unit options granted to certain AllianceBernstein employees. Options are exercisable over periods of up to ten years.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, other AllianceBernstein Holding unit based awards, or any combination thereof. At December 31, 2005, approximately 10.9 million AllianceBernstein Holding units of a maximum 41.0 million units were subject to options granted and 0.2 million AllianceBernstein Holding units were subject to awards made under this plan.

22)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $57.2 million and $55.0 million, respectively, for 2005 and 2004.

        The Company paid $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2005 and 2004. The Company charged AXA Distribution's subsidiaries $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $32.8 million, $30.2 million and $16.7 million in 2005, 2004 and 2003, respectively.

        Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $30.4 million, $38.9 million and $32.5 million in 2005, 2004 and 2003, respectively.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $57.9 million, $28.6 million and $9.0 million of premiums and $26.3 million, $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2005, 2004 and 2003, respectively.

        In 2004, as a result of AXA Financial's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the write-off of capitalized software. During 2005 and 2004, total severance payments made to employees totaled $19.2 million and $5.0 million, respectively.

        In 2005, AXA Financial issued a note to AXA-Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein described below:

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       Investment advisory and services fees..............   $       729.3      $        746.6     $       748.2
       Distribution revenues..............................           397.8               447.3             436.0
       Shareholder servicing fees.........................            99.3               116.0             126.4
       Other revenues.....................................             8.0                 8.8              11.4
       Brokerage..........................................             2.4                 4.2               4.4

                                      PART C

                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------


         (a) Financial Statements included in Part B.


         1. Separate Account A:
            -------------------
            -Report of Independent Registered Public Accounting Firm;
             PricewaterhouseCoopers LLP
            -Statements of Assets and Liabilities for the Year Ended
             December 31, 2005;
            -Statements of Operations for the Year Ended December 31, 2005; -Statements of Changes in Net Assets for the Years Ended
             December 31, 2005 and 2004;
            -Notes to Financial Statements.

         2. AXA Equitable Life Insurance Company:
            ----------------------------------------------------------
            -Report of Independent Registered Public Accounting Firm;
             PricewaterhouseCoopers LLP
            -Consolidated Balance Sheets as of December 31, 2004 and 2003; -Consolidated Statements of Earnings for Years Ended
             December 31, 2005, 2004 and 2003;
            -Consolidated Statements of Equity for Years Ended
             December 31, 2005, 2004 and 2003;
            -Consolidated Statements of Cash Flows for Years Ended
             December 31, 2005, 2004 and 2003; and
            -Notes to Consolidated Financial Statements.

         3. AllianceBernstein L.P.:
            -----------------------
            -Report of Independent Registered Public Accounting Firm -
             KPMG LLP
            -Consolidated Statements of Financial Condition as of December
             31, 2005 and 2004;
            -Consolidated Statements of Income for the Years Ended
             December 31, 2005, 2004 and 2003;
            -Consolidated Statements of Changes in Partners' Capital and
             Comprehensive Income for the Years Ended December 31, 2005, 2004 and 2003;
            -Consolidated Statements of Cash Flows for the Years Ended
             December 31, 2005, 2004 and 2003;
            -Notes to Consolidated Financial Statements;
            -Report on Management's Assessment of the Effectiveness of
             Internal Control Over Financial Reporting as of December 31, 2005 and the Effectiveness of Internal Control Over Financial reporting as of December 31, 2005.

         4. AllianceBernstein Holding L.P.:
            -------------------------------
            -Report of Independent Registered Public Accounting Firm -
             KPMG LLP
            -Statements of Financial Condition as of December 31, 2005 and
             2004;
            -Statements of Income for the Years Ended December 31, 2005,
             2004 and 2003;
            -Statements of Changes in Partners' Capital and Comprehensive
             Income for the Years Ended December 31, 2005, 2004 and 2003;
            -Statements of Cash Flows for the Years Ended December 31,
             2005, 2004 and 2003;
            -Notes to Financial Statements.
            -Report on Management's Assessment of the Effectiveness of
             Internal Control Over Financial Reporting as of December 31, 2005 and the Effectiveness of Internal Control Over Financial reporting as of December 31, 2005.

         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b)of item 24 as to exhibits in Form N-4:

         1. (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Resolutions of the Board of Directors of Equitable dated October
                16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         2. Not applicable.


         3. (a) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement, File No. 333-19925, on
                April 20, 2001.

            (b) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement, File No. 333-19925, on April 20, 2001.

            (c) General Agent Sales Agreement dated January 1, 2000 between The
                Equitable Life Assurance Society of the United States and
                AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (d) First Amendment to General Agent Sales Agreement dated January
                1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (e) Second Amendment to General Agent Sales Agreement dated January
                1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (f)  (i)    Form of Distribution Agreement dated as of January 1,
                        1998 among The Equitable Life Assurance Society of the
                        United States (now AXA Equitable Life Insurance Company) for itself and as depositor on behalf of certain
                        Separate Accounts, and Equitable Distributors, Inc. (now
                        AXA Distributors, LLC), incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form
                        N-4 (File No. 333-05593), filed on May 1, 1998.

            (f) (ii) Form of First Amendment (dated January 1, 2001) to Distribution Agreement dated January 1, 1998, incorporated herein by reference to Exhibit 3(k)(ii) to the Registration Statement on Form N-4 (File No. 2-30070), filed on December 30, 2004.

            (g) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on
                Form N-4, filed on April 20, 2005.

            (h) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement
                among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         4. Forms of Variable Immediate Annuity contracts, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         5. Form of application, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         6. (a) Copy of the Restated Charter of Equitable, adopted August 6, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Copy of the Certificate of Amendment of the Restated Charter of
                Equitable, adopted November 18, 1993, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (c) By-Laws of Equitable, as amended through July 22, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (d) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4
                (File No. 333-19925) on August 19, 1997.

            (e) Copy of the Restated Charter of Equitable, as amended January 1,
                1997, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.

            (f) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

            (g) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

         7. Not applicable.

         8. (a) Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants, Inc. (now AXA Advisors, LLC) dated as of the 14th day of April, 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A, filed
                August 28, 1997.

            (b) Form of Participation Agreement among AXA Premier VIP Trust,
                Equitable Distributors, Inc., AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to this Registration Statement File No. 333-64749 filed on
                December 5, 2001.

            (c) Form of Participation Agreement among EQ Advisors Trust,
                Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23. (h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

         9. (a) Opinion and Consent of Anthony A. Dreyspool, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.

            (b) Opinion and Consent of Dodie Kent, Esq., Vice-President and
                Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-19925 on April 19, 2004.

        10. (a) (i)     Consent of PricewaterhouseCoopers LLP.

            (a) (ii)    Consent of KPMG LLP.

            (b) Powers of Attorney, incorporated herein by reference
                to Exhibit 10.(f) to Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

            (c) Powers of Attorney are filed herewith.

        11. Not applicable.

        12. Not applicable.

        13. Not applicable.

Item 25. Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

Christina Johnson                           Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of AXA Equitable Life Insurance Company
(the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26. to Registration Statement (File No. 333-05593) on Form N-4, Filed April 20, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
        AS OF 12/31/05



                                                                                           State of        State of
                                                                              Type of     Incorp. or      Principal       Federal
                                                                             Subsidiary    Domicile       Operation      Tax ID #
                                                                             ----------    --------       ---------      ---------

                                                                                        --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                       DE              NY        13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                                    ND              ND        45-0373941
     ------------------------------------------------------------------------           --------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                             Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                           Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                             Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                         HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        See Attached Listing C
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                                   DE              NY        52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                         Insurance      Bermuda        Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                        DE              NY        13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                     DE              NY        13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                     Operating        DE              NY        06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                    Operating        AL              AL        06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC            Operating        DE              NY        13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC             Operating        MA              MA        04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                    Operating        NV              NV        13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                               Operating       P.R.            P.R.       66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    Operating        TX              TX        75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  Insurance        NY              NY        13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                          Insurance        CO              CO        13-3198083
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                    Investment       DE              NY        13-3385076
           -------------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                 Investment       DE              NY        13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                        Investment       **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO           NY              NY        22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                              HCO           DE              NY        13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           Wil-Gro, Inc                                                      Investment       PA              PA        23-2702404
           -------------------------------------------------------------------------------------------------------------------------
           STCS, Inc.                                                        Investment       DE              NY        13-3761592
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                        Investment       DE              PA        23-2671508
           -------------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                         1,000    100.00%
     ------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     ------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     ------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     ------------------------------------------------------------------------
        See Attached Listing C
     ------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                            -    100.00%
     ------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                             250,000    100.00%
        ---------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                             1,000    100.00%
        ---------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                              -    100.00%
           ------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                               -    100.00%
           ------------------------------------------------------------------
              AXA Network of Alabama, LLC                                              -    100.00%
              ---------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                      -    100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                       -    100.00%
              ---------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                   100.00%
              ---------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                              100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                          1,050    100.00%
        ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                    2,000,000    100.00%   NAIC # 62944
        ---------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                            1,000,000    100.00%   NAIC # 62880
           ------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                              -          -   G.P & L.P.
           ------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                           -          -   G.P.
           ------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                  -          -   **
           ------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      -    100.00%
           ------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             5,000,000    100.00%
           ------------------------------------------------------------------
           Wil-Gro, Inc                                                            1,000    100.00%
           ------------------------------------------------------------------
           STCS, Inc.                                                              1,000    100.00%
           ------------------------------------------------------------------
           EVSA, Inc.                                                                 50    100.00%
           ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

*   Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

*** All subsidiaries are corporations, except as otherwise noted.

    1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

    2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

          Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
          Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
          Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

    3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

    4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

        As of December 21, 2005, AXF and its subsidiaries owned 61.08% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

              AXF held directly 32,699,454 Alliance Capital Units (12.66%), AXA Equitable Life directly owned 8,165,204 Alliance Capital
                Units (3.16%),
              ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.65%), and ECMC, LLC owned 40,880,637 Alliance Capital Units (15.84%).

          Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

        In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

        On December 21, 2004, AXF contributed 4,389,192 (1.70%)Alliance Capital Units to MONY Life and 1,225,000 (.47%)Alliance Capital Units to MLOA.

    5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

    6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

    7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

    8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
    9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.
    10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
    11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
    12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
    13. Effective May 26, 2005, Matrix Private Equities was sold.
    14. Effective December 2, 2005, Advest Group was sold to Merrill Lynch.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

Dissolved  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
               Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
               August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
               November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999
           - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
           - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
           - ECLL Inc. was dissolved July 15, 2003
           - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                         Operating        DE              NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                          Operating        VT              VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                              Operating        DE              NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                       Investment       DE              NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)  Operating        DE              NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              Equitable JVS, Inc.                                             Investment       DE              GA        58-1812697
              ----------------------------------------------------------------------------------------------------------------------
                 Astor Times Square Corp.                                     Investment       NY              NY        13-3593699
                 -------------------------------------------------------------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                             Investment       NY              NY        13-3593692
                 -------------------------------------------------------------------------------------------------------------------
                 PC Landmark, Inc.                                            Investment       TX              TX        75-2338215
                 -------------------------------------------------------------------------------------------------------------------
                 EJSVS, Inc.                                                  Investment       DE              NJ        58-2169594
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                           Operating        DE              NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC           Operating        DE              AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                       Operating        DE          CT, ME,NY     06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC      Operating        MA              MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.             Operating        TX              TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                    Operating        DE              NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)   Operating        DE              NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                               Number of  Percent of
                                                                                Shares    Ownership          Comments
                                                                                 Owned    or Control (e.g., Basis of Control)
                                                                                 -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500    100.00%
              ----------------------------------------------------------------
              Equitable Casualty Insurance Company *                                1,000    100.00%
              ----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -    100.00%
              ----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                             ECMC is G.P.
                   Partnership II, L.P.                                                 -          -   ("Deal Flow Fund II")
              ----------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)          100    100.00%
              ----------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------
              Equitable JVS, Inc.                                                   1,000    100.00%
              ----------------------------------------------------------------
                 Astor Times Square Corp.                                             100    100.00%
                 -------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                                     100    100.00% G.P. of Astor Acquisition. L.P.
                 -------------------------------------------------------------
                 PC Landmark, Inc.                                                  1,000    100.00%
                 -------------------------------------------------------------
                 EJSVS, Inc.                                                        1,000    100.00%
              ----------------------------------------------------------------
              AXA Distributors, LLC                                                     -    100.00%
              ----------------------------------------------------------------
                 AXA Distributors Insurance Agency of Alabama, LLC                      -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000    100.00%
              ----------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000    100.00%
              ----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100    100.00%
              ----------------------------------------------------------------

*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
          November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on
          November 30, 1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
          Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                              State of        State of
                                                                                 Type of     Incorp. or      Principal     Federal
                                                                                Subsidiary    Domicile       Operation    Tax ID #
                                                                                ----------    --------       ---------    ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2) Operating        DE              NY
                 -------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating        DE              NY      13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                          HCO           DE              MA      22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                HCO           DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                          Operating        DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                  HCO           DE              NY      13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                          Operating       India          India          -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (Argentina) SRL                        Operating     Argentina      Argentina        -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (France) SAS                           Operating      France          France         -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                               Operating        DE              NY      13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  Operating        DE              NY      13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd            Operating       Japan          Japan          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Australia Limited                       Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management           Operating      Taiwan          Taiwan         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                Operating        DE              NY      13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Latin America Ltd.                      Operating      Brazil          Brazil         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Limited                                 Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                              Operating      Gemany         Germany         -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Services Ltd.                  Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                       Operating       Lux.            Lux.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.               Operating       Lux.            Lux.          -
                                ----------------------------------------------------------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH   Operating      Germany        Germany         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                  Operating        DE          Singapore   13-3752293
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Australia Limited            Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                 Operating        DE            Canada    13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management New Zealand Limited          Operating       N.Z.            N.Z.          -
                       -------------------------------------------------------------------------------------------------------------


                                                                                              Parent's
                                                                                 Number of  Percent of
                                                                                  Shares    Ownership          Comments
                                                                                   Owned    or Control (e.g., Basis of Control)
                                                                                   -----    ---------- ------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation                                                  owns 1% GP interest in Alli-
                                                                                                       ance Capital Management L.P.
                                                                                                       and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
              ------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2)                      -
                 ---------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    Cursitor Alliance LLC                                                      100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                            100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                        10    100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ---------------------------------------------------------
                       ACM International (Argentina) SRL                                       100.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       ACM International (France) SAS                                          100.00%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                              100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       ---------------------------------------------------------
                       Alliance Capital Australia Limited                                      100.00%
                       ---------------------------------------------------------
                                Far Eastern Alliance Asset Management                           20.00% 3rd parties = 80%
                       ---------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                      1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Latin America Ltd.                                      99.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       Alliance Capital Limited                                     250,000    100.00%
                       ---------------------------------------------------------
                                ACM Bernstein GmbH                                             100.00%
                                ------------------------------------------------
                                Alliance Capital Services Ltd.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                             3,999     99.98% Alliance Cap. Oceanic Corp.
                                                                                                       owns 0.025%
                       ---------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.                                1.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                                ------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH                  100.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                       ---------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management Australia Limited                            50.00% 3rd parties = 50%
                       ---------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                      18,750    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management New Zealand Limited                          50.00% 3rd parties = 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.         Operating     So Africa      So Africa          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.           Operating     Singapore      Singapore          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.              Operating     Mauritius      Mauritius          -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                Operating       India          India            -
                                ----------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                Operating       India          India            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Oceanic Corp.                         Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                     Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                  Operating        DE              NY        52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                          Operating        DE              NY        13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)  Operating        DE              NY        13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Global Investor Services, Inc.                Operating        DE              NJ        13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd               Operating       H.K.            H.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Taiwan Limited               Operating      Taiwan          Taiwan           -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.            Operating       Lux.            Lux.            -
                       -------------------------------------------------------------------------------------------------------------
                       Meiji - Alliance Capital Corp.                         Operating        DE              NY        13-3613617
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Ltd.                              Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.    Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                             Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Ltd.                          Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Whittingdale Ltd.            Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Cursitor Holdings Ltd.                        Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.                        80.00% 3rd parties = 20%
                       -------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.                         100.00%
                       -------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                            100.00%
                       -------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                               75.00% 3rd parties = 25%
                                ----------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                              100.00%
                       -------------------------------------------------------
                       Alliance Capital Oceanic Corp.                              1,000    100.00% inactive
                       -------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                                   100.00% inactive
                       -------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                       1,000    100.00%
                       -------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                        100.00%
                       -------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)         100          1
                       -------------------------------------------------------
                       Alliance Global Investor Services, Inc.                       100    100.00% formerly, Alliance Fund
                                                                                                      Services, Inc.
                       -------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd                              50.00% 3rd parties = 50%
                       -------------------------------------------------------
                                Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                ----------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       -------------------------------------------------------
                       Meiji - Alliance Capital Corp.                             50,000     50.00% Meiji Mutual Life owns 50%
                       -------------------------------------------------------
                       Sanford C. Bernstein Ltd.                                            100.00%
                       -------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       -------------------------------------------------------
                       Whittingdale Holdings Ltd.                                           100.00%
                       -------------------------------------------------------
                                ACM Investments Ltd.                                        100.00%
                                ----------------------------------------------
                                Alliance Capital Whittingdale Ltd.                          100.00%
                                ----------------------------------------------
                                Cursitor Holdings Ltd.                                      100.00%
                                ----------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                              Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                            Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                              Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                          HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
           -------------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.      Insurance     Argentina      Argentina     98-0157781
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
              ----------------------------------------------------------------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.            Insurance  Cayman Islands  Cayman Islands  98-0152046
           -------------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America                             Insurance        AZ              NY        86-0222062
           -------------------------------------------------------------------------------------------------------------------------
           Sagamore Financial, LLC                                               HCO           OH              OH        31-1296919
           -------------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                         Insurance        OH              OH        38-2046096
           -------------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
           -------------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
              ----------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
              ----------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              ----------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
              ----------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
              ----------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              ----------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Service Corp.                                  Operating        DE              NY        13-4194349
              ----------------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
              ----------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                                     Operating        NY              NY        13-2645488
              ----------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
                 -------------------------------------------------------------------------------------------------------------------
                 Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
                 -------------------------------------------------------------------------------------------------------------------


                                                                                             Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     -------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     -------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     -------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     -------------------------------------------------------------------------
        MONY Life Insurance Company *                                                       100.00%
        ----------------------------------------------------------------------
           MONY International Holdings, LLC                                                 100.00%
           -------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.                    100.00%
              ----------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                               99.00%
              ----------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                               100.00%
              ----------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.                              99.00%
                 -------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.                          100.00%
           -------------------------------------------------------------------
           MONY Life Insurance Company of America                                           100.00%
           -------------------------------------------------------------------
           Sagamore Financial, LLC                                             1,993,940    100.00%
           -------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                            405,000    100.00%
           -------------------------------------------------------------------
           MONY Financial Services, Inc.                                           1,000    100.00%
           -------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                        99     99.00%
              ----------------------------------------------------------------
              MONY Brokerage, Inc.                                                 1,500    100.00%
              ----------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                                    5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                                 1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                                  10    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                           5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                              1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                              1    100.00%
              ----------------------------------------------------------------
              1740 Ventures, Inc.                                                  1,000    100.00%
              ----------------------------------------------------------------
              Enterprise Capital Management, Inc.                                    500    100.00%
              ----------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                                1,000    100.00%
              ----------------------------------------------------------------
              MONY Assets Corp.                                                  200,000    100.00%
              ----------------------------------------------------------------
                 MONY Benefits Management Corp.                                    9,000     90.00%
                 -------------------------------------------------------------
                 MONY Benefits Service Corp.                                       2,500     90.00%
              ----------------------------------------------------------------
              1740 Advisers, Inc.                                                 14,600    100.00%
              ----------------------------------------------------------------
              MONY Securities Corporation                                          7,550    100.00%
              ----------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.                   1,000    100.00%
                 -------------------------------------------------------------
                 Trusted Investment Advisers Corp.                                     1    100.00%
                 -------------------------------------------------------------

  - As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.

  - As of February 2005, MONY Realty Parnters, Inc. was dissolved

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

  - Enterprise Accumulation Trust was merged into EQAT on July 9, 2004

  - MONY Series Funds, Inc. was merged into EQAT on July 9, 2004

Item 27. Number of Contractowners
         ------------------------

         As of February 28, 2006, there were 1,283 owners of the Variable Immediate Annuity Contracts offered by the Registrant under this Registration Statement.


Item 28. Indemnification


     (a) Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

           The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, ACE Insurance Company, Endurance Insurance Company, U. S. Specialty Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriters
               -----------------------------------------
           To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

     (c)  Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
          ----------------------

           (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Sales Director

*Douglas Dubitsky                     Managing Director, Chief Service Officer

*Michael Brandreit                    Managing Director and National Sales
                                      Manager

*John Kennedy                         Managing Director and National Sales
                                      Manager

*Jeff Herman                          Senior Vice President

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*William Costello                     Senior Vice President and National
                                      Accounts Director

*Michael McCarthy                     Managing Director and National Sales
                                      Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quest                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer




         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.  Location of Accounts and Records
          --------------------------------

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY, 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus,
N.J. 07096.

Item 31.  Management Services
          -------------------

          Not applicable.

Item 32.  Undertakings
          ------------

          The Registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Contracts. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Contracts include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, prospectus, or otherwise.

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement, and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 21st day of April, 2006.



                                 SEPARATE ACCOUNT A OF
                                 AXA EQUITABLE LIFE INSURANCE COMPANY
                                         (Registrant)

                                 By:  AXA Equitable Life Insurance Company


                                 By:  /s/ Dodie Kent
                                      ------------------------------
                                          Dodie Kent
                                          Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 21st day of April, 2006.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA Equitable Life
                                              Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Scott D. Miller
Christopher M. Condron      James F. Higgins              Joseph H. Moglia
Henri de Castries           W. Edwin Jarmain              Peter J. Tobin
Denis Duverne               Christina Johnson             Stanley B. Tulin







*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact
         April 21, 2006

                                  EXHIBIT INDEX
                                  -------------

                Exhibit No.                                   Tag Value
                -----------                                   ---------

10(a)(i)    Consent of PricewaterhouseCoopers LLP.            EX-99.10a

10(a)(ii)   Consent of KPMG LLP.                              EX-99.10aii

10(c)       Powers of Attorney                                EX-99.10c

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